                 SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)



       -------------------------------------------------------------------------
       JPMORGAN FIXED INCOME FUNDS


BOND FUND

BOND FUND - ADVISOR SERIES

INSTITUTIONAL BOND FUND - ULTRA

INSTITUTIONAL BOND FUND

SHORT TERM BOND FUND

INSTITUTIONAL SHORT TERM BOND FUND

GLOBAL STRATEGIC INCOME FUND

INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

TAX AWARE ENHANCED INCOME FUND



                                                      [LOGO]JPMORGAN FLEMING
                                                            Asset Management

CONTENTS

Letter to the Shareholders ..................................................1

J.P. Morgan Bond Fund
J.P. Morgan Bond Fund - Advisor Series
J.P. Morgan Institutional Bond Fund - Ultra
J.P. Morgan Institutional Bond Fund
Fund Commentary .............................................................2

J.P. Morgan Short Term Bond Fund
J.P. Morgan Institutional Short Term Bond Fund
Fund Commentary .............................................................4

J.P. Morgan Global Strategic Income Fund
J.P. Morgan Institutional Global Strategic Income Fund
Fund Commentary .............................................................6

J.P. Morgan Tax Aware Enhanced Income Fund
Fund Commentary .............................................................8

Portfolio of Investments ...................................................10

Financial Statements .......................................................17

Notes to Financial Statements ..............................................42

Portfolio Financial Statements .............................................85

HIGHLIGHTS

- As the reporting period began in November, the U.S. economy was noticeably weaker.

- Faced by multiple recession risks and the threat of inflation, the Federal Reserve Board eased its monetary policy during the reporting period.

- As a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.


             ------------------------------------------------------
              NOT FDIC INSURED May lose value / No bank guarantee
             ------------------------------------------------------

     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

            --------------------------------------------------------------------
            JPMorgan  FIXED INCOME FUNDS


LETTER TO THE SHAREHOLDERS
                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Fixed Income Funds for the six-month period ended April 30, 2001. Inside you'll find in-depth information on each of the fixed income funds along with updates from the portfolio management team.

WEAKER U.S. ECONOMY, FIXED INCOME RISE

As the reporting period began in November, the U.S. economy was noticeably weaker. Job claims slowed while claims for unemployment benefits rose. Retail sales dropped as consumer confidence softened. Manufacturing output declined. Investors who had favored equities over fixed income securities during the long bull market in stocks began to feel the pinch of the ongoing stock market correction in the fall. In response to these factors and the prospect that the Federal Reserve Board might cut interest rates, the U.S. bond market rallied toward the end of 2000.

Faced by multiple recession risks and the threat of inflation, the Fed moved to an easing bias on its monetary policy in December, only six weeks after reaffirming its bias toward higher interest rates. Then it shocked the market by lowering the Federal funds rate half a percentage point in early January and another half a percent later the same month. In April, the Fed cut rates again. By the end of the reporting period, interest rates were 2% lower than they were at the beginning of 2001. In response, U.S. Treasuries staged an impressive rally and the yield curve steepened considerably.

A QUICK RECOVERY IS UNLIKELY

With continued weakness in U.S. economic data, our fixed income team believes that a quick economic recovery is not very likely. They expect the Federal Reserve to continue cutting short-term interest rates in an attempt to revive economic growth. Furthermore, as the economy slows down, corporate earnings will increase albeit, at slower rate than previously anticipated. However, as a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.

Some of the uncertainty in the financial markets began to resolve itself during the period. The presidential election was decided. Mortgage rates are the lowest they have been in nearly two years. In the coming months, the inventory cycle slowing should resolve itself. These elements should help stabilize the economy and lead to a modest recovery later this year.

In light of the difficult and changing market conditions, your portfolio managers did an excellent job, maintaining good perfomance in competitive current yields. The portfolio management team and all of us here thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ George Gatch


George Gatch
Managing Director

            --------------------------------------------------------------------
            J.P. Morgan  BOND FUND
                         BOND FUND - ADVISOR SERIES
                         INSTITUTIONAL BOND FUND - ULTRA
                         INSTITUTIONAL BOND FUND
                         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED
The Funds seek to provide high total return consistent with moderate risk of capital and maintenance of liquidity. During the six months ended April 30, 2001, J.P. Morgan Bond Fund returned 6.05%; J.P. Morgan Bond Fund - Advisor Series returned 6.09%; J.P. Morgan Institutional Bond Fund - Ultra returned 6.09%; and J.P. Morgan Institutional Bond Fund returned 6.07%. This compares to the 5.92% return from the Lipper Intermediate Investment Grade Debt Funds Average.

HOW THE FUNDS WERE MANAGED
Changing expectations about the Federal Reserve Board's monetary policy was the primary driver of fixed income market activity during the reporting period. Two dramatic rate cuts in January led to lower interest rates, a steepening of the yield curve and significant outperformance by the credit sectors--all of which benefited the Funds.

As the prospect of Fed easing became likely, the management team maintained a long duration position, then extended it further in anticipation of additional rate cuts. After being underweight in corporate bonds earlier in the year, they moved to a more neutral position because of the Fed's easing bias. By year-end, corporates had declined significantly and now offered strong relative value. As a result, the management team began to add to the Funds' corporate holdings in December. By the end of the reporting period, they had moved to an overweight position.

These credit sector allocations were funded by the sale of U.S. Treasuries and agency residential mortgages. The management team had moved from a modest overweight position at the beginning of the reporting period to an modest underweight in the belief that lower interest rates would lead to large increases in refinancing and new issue supply.

LOOKING AHEAD
The management team expects the Federal Reserve Board to continue cutting short-term interest rates in an attempt to jumpstart economic growth. However, with continued weakness in economic data--particularly in capital spending and industrial activity--they expect credit sector yield spreads to narrow as investors explore undervalued opportunities. The yield advantage offered by these sectors is very attractive and provides a cushion for market volatility. As a result, the management team expects to maintain an overweighted position. They also plan on maintaining a strategic overweight to non-call mortgages (i.e., commercial, multi-family and co-op debt) and will remain underweight in residential mortgages until the peak of the current refinancing wave has been priced into the market.

                                          JPMorgan Fixed Income Funds
--------------------------------------------------------------------------------
                                     AS OF APRIL 30, 2001 (UNAUDITED)



AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR       5 YEARS      10 YEARS
----------------------------------------------------------------------------
 J.P. MORGAN
 BOND FUND                            11.54%         6.78%         7.15%
----------------------------------------------------------------------------
 J.P. MORGAN BOND
 FUND -- ADVISOR SERIES               11.57%         6.79%         7.15%
----------------------------------------------------------------------------
 J.P. MORGAN
 INSTITUTIONAL BOND
 FUND -- ULTRA                        11.68%         7.01%         7.27%
----------------------------------------------------------------------------
 J.P. MORGAN
 INSTITUTIONAL
 BOND FUND                            11.66%         6.96%         7.31%
----------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT

[CHART]

                                                                                  Lipper Intermediate    Merrill Lynch
                                J.P. Morgan      J.P. Morgan       J.P. Morgan        Investment           1-3 Year
               J.P. Morgan      Bond Fund -     Institutional     Institutional       Grade Debt           Treasury
                Bond Fund     Advisor Series   Bond Fund - Ultra    Bond Fund        Funds Average           Index
   4/30/1991     $10,000          $10,000           $10,000          $10,000            $10,000             $10,000
   5/31/1991     $10,065          $10,065           $10,065          $10,065            $10,066             $10,060
   6/30/1991     $10,082          $10,082           $10,082          $10,082            $10,067             $10,101
   7/31/1991     $10,169          $10,169           $10,169          $10,169            $10,188             $10,189
   8/31/1991     $10,305          $10,305           $10,305          $10,305            $10,408             $10,329
   9/30/1991     $10,483          $10,483           $10,483          $10,483            $10,607             $10,440
  10/31/1991     $10,542          $10,542           $10,542          $10,542            $10,717             $10,552
  11/30/1991     $10,649          $10,649           $10,649          $10,649            $10,825             $10,662
  12/31/1991     $10,985          $10,985           $10,985          $10,985            $11,166             $10,824
   1/31/1992     $10,784          $10,784           $10,784          $10,784            $11,031             $10,808
   2/29/1992     $10,840          $10,840           $10,840          $10,840            $11,076             $10,845
   3/31/1992     $10,792          $10,792           $10,792          $10,792            $11,034             $10,841
   4/30/1992     $10,848          $10,848           $10,848          $10,848            $11,109             $10,940
   5/31/1992     $11,043          $11,043           $11,043          $11,043            $11,301             $11,039
   6/30/1992     $11,232          $11,232           $11,232          $11,232            $11,471             $11,152
   7/31/1992     $11,495          $11,495           $11,495          $11,495            $11,739             $11,277
   8/31/1992     $11,606          $11,606           $11,606          $11,606            $11,838             $11,376
   9/30/1992     $11,772          $11,772           $11,772          $11,772            $11,995             $11,484
  10/31/1992     $11,527          $11,527           $11,527          $11,527            $11,825             $11,415
  11/30/1992     $11,499          $11,499           $11,499          $11,499            $11,793             $11,397
  12/31/1992     $11,702          $11,702           $11,702          $11,702            $11,969             $11,505
   1/31/1993     $11,942          $11,942           $11,942          $11,942            $12,214             $11,625
   2/28/1993     $12,142          $12,142           $12,142          $12,142            $12,448             $11,725
   3/31/1993     $12,181          $12,181           $12,181          $12,181            $12,501             $11,760
   4/30/1993     $12,285          $12,285           $12,285          $12,285            $12,597             $11,833
   5/31/1993     $12,286          $12,286           $12,286          $12,286            $12,591             $11,800
   6/30/1993     $12,528          $12,528           $12,528          $12,528            $12,820             $11,887
   7/31/1993     $12,598          $12,598           $12,604          $12,604            $12,878             $11,914
   8/31/1993     $12,832          $12,832           $12,831          $12,831            $13,111             $12,018
   9/30/1993     $12,867          $12,867           $12,881          $12,881            $13,153             $12,057
  10/31/1993     $12,906          $12,906           $12,922          $12,922            $13,204             $12,081
  11/30/1993     $12,805          $12,805           $12,811          $12,811            $13,095             $12,084
  12/31/1993     $12,858          $12,858           $12,870          $12,870            $13,164             $12,129
   1/31/1994     $13,033          $13,033           $13,042          $13,042            $13,331             $12,207
   2/28/1994     $12,809          $12,809           $12,821          $12,821            $13,083             $12,128
   3/31/1994     $12,551          $12,551           $12,564          $12,564            $12,801             $12,068
   4/30/1994     $12,430          $12,430           $12,452          $12,452            $12,696             $12,026
   5/31/1994     $12,437          $12,437           $12,473          $12,473            $12,672             $12,042
   6/30/1994     $12,409          $12,409           $12,430          $12,430            $12,649             $12,079
   7/31/1994     $12,624          $12,624           $12,655          $12,655            $12,850             $12,182
   8/31/1994     $12,623          $12,623           $12,668          $12,668            $12,873             $12,225
   9/30/1994     $12,480          $12,480           $12,518          $12,518            $12,728             $12,197
  10/31/1994     $12,456          $12,456           $12,493          $12,493            $12,712             $12,224
  11/30/1994     $12,405          $12,405           $12,452          $12,452            $12,678             $12,169
  12/31/1994     $12,476          $12,476           $12,525          $12,525            $12,740             $12,197
   1/31/1995     $12,677          $12,677           $12,736          $12,736            $12,955             $12,366
   2/28/1995     $12,980          $12,980           $13,026          $13,026            $13,230             $12,536
   3/31/1995     $13,067          $13,067           $13,130          $13,130            $13,317             $12,606
   4/30/1995     $13,246          $13,246           $13,318          $13,318            $13,492             $12,718
   5/31/1995     $13,800          $13,800           $13,870          $13,870            $13,965             $12,941
   6/30/1995     $13,884          $13,884           $13,957          $13,957            $14,053             $13,011
   7/31/1995     $13,833          $13,833           $13,904          $13,904            $14,022             $13,064
   8/31/1995     $14,000          $14,000           $14,078          $14,078            $14,187             $13,142
   9/30/1995     $14,139          $14,139           $14,223          $14,223            $14,321             $13,207
  10/31/1995     $14,337          $14,337           $14,429          $14,429            $14,509             $13,318
  11/30/1995     $14,546          $14,546           $14,632          $14,632            $14,725             $13,435
  12/31/1995     $14,743          $14,743           $14,833          $14,833            $14,922             $13,538
   1/31/1996     $14,842          $14,842           $14,936          $14,936            $15,021             $13,653
   2/29/1996     $14,562          $14,562           $14,655          $14,655            $14,760             $13,596
   3/31/1996     $14,467          $14,467           $14,568          $14,568            $14,658             $13,584
   4/30/1996     $14,372          $14,372           $14,466          $14,466            $14,573             $13,595
   5/31/1996     $14,320          $14,320           $14,425          $14,425            $14,551             $13,623
   6/30/1996     $14,508          $14,508           $14,607          $14,607            $14,720             $13,721
   7/31/1996     $14,526          $14,526           $14,625          $14,625            $14,761             $13,775
   8/31/1996     $14,499          $14,499           $14,610          $14,610            $14,746             $13,822
   9/30/1996     $14,747          $14,747           $14,855          $14,855            $14,992             $13,947
  10/31/1996     $15,073          $15,073           $15,181          $15,181            $15,309             $14,105
  11/30/1996     $15,311          $15,311           $15,415          $15,415            $15,573             $14,214
  12/31/1996     $15,204          $15,204           $15,322          $15,322            $15,435             $14,214
   1/31/1997     $15,269          $15,269           $15,389          $15,389            $15,483             $14,280
   2/28/1997     $15,318          $15,318           $15,440          $15,440            $15,521             $14,313
   3/31/1997     $15,156          $15,156           $15,269          $15,269            $15,355             $14,307
   4/30/1997     $15,360          $15,360           $15,481          $15,481            $15,566             $14,425
   5/31/1997     $15,504          $15,504           $15,632          $15,632            $15,704             $14,523
   6/30/1997     $15,695          $15,695           $15,831          $15,831            $15,890             $14,623
   7/31/1997     $16,103          $16,103           $16,242          $16,242            $16,311             $14,784
   8/31/1997     $15,957          $15,957           $16,104          $16,104            $16,162             $14,797
   9/30/1997     $16,200          $16,200           $16,342          $16,342            $16,395             $14,910
  10/31/1997     $16,365          $16,365           $16,514          $16,514            $16,592             $15,020
  11/30/1997     $16,439          $16,439           $16,574          $16,574            $16,640             $15,056
  12/31/1997     $16,592          $16,592           $16,733          $16,744            $16,791             $15,158
   1/31/1998     $16,776          $16,776           $16,944          $16,937            $17,015             $15,306
   2/28/1998     $16,784          $16,784           $16,950          $16,943            $16,991             $15,319
   3/31/1998     $16,872          $16,872           $17,041          $17,034            $17,054             $15,382
   4/30/1998     $16,944          $16,944           $17,118          $17,109            $17,134             $15,454
   5/31/1998     $17,097          $17,097           $17,279          $17,269            $17,288             $15,536
   6/30/1998     $17,215          $17,215           $17,403          $17,392            $17,426             $15,617
   7/31/1998     $17,250          $17,250           $17,440          $17,427            $17,461             $15,691
   8/31/1998     $17,451          $17,451           $17,634          $17,621            $17,697             $15,888
   9/30/1998     $17,816          $17,816           $18,019          $18,006            $18,093             $16,098
  10/31/1998     $17,685          $17,685           $17,882          $17,866            $17,947             $16,177
  11/30/1998     $17,771          $17,771           $17,973          $17,955            $18,036             $16,162
  12/31/1998     $17,813          $17,813           $18,028          $18,007            $18,114             $16,219
   1/31/1999     $17,915          $17,915           $18,136          $18,113            $18,226             $16,284
   2/28/1999     $17,587          $17,587           $17,815          $17,783            $17,902             $16,204
   3/31/1999     $17,742          $17,742           $17,960          $17,945            $18,043             $16,316
   4/30/1999     $17,827          $17,827           $18,069          $18,034            $18,105             $16,368
   5/31/1999     $17,600          $17,600           $17,836          $17,811            $17,920             $16,358
   6/30/1999     $17,491          $17,491           $17,743          $17,694            $17,859             $16,409
   7/31/1999     $17,416          $17,416           $17,667          $17,631            $17,797             $16,461
   8/31/1999     $17,389          $17,389           $17,660          $17,602            $17,777             $16,509
   9/30/1999     $17,542          $17,542           $17,822          $17,763            $17,972             $16,616
  10/31/1999     $17,645          $17,645           $17,932          $17,871            $17,999             $16,661
  11/30/1999     $17,697          $17,697           $17,989          $17,925            $18,021             $16,693
  12/31/1999     $17,683          $17,683           $17,975          $17,908            $17,938             $16,716
   1/31/2000     $17,595          $17,595           $17,885          $17,832            $17,874             $16,710
   2/29/2000     $17,812          $17,812           $18,095          $18,042            $18,068             $16,822
   3/31/2000     $18,016          $18,016           $18,309          $18,257            $18,291             $16,926
   4/30/2000     $17,886          $17,886           $18,213          $18,136            $18,177             $16,970
   5/31/2000     $17,849          $17,849           $18,157          $18,096            $18,145             $17,039
   6/30/2000     $18,183          $18,183           $18,508          $18,449            $18,529             $17,217
   7/31/2000     $18,279          $18,279           $18,610          $18,550            $18,687             $17,325
   8/31/2000     $18,602          $18,602           $18,929          $18,871            $18,946             $17,453
   9/30/2000     $18,734          $18,730           $19,070          $18,990            $19,071             $17,579
  10/31/2000     $18,811          $18,810           $19,173          $19,091            $19,138             $17,674
  11/30/2000     $19,136          $19,147           $19,515          $19,414            $19,443             $17,842
  12/31/2000     $19,561          $19,586           $19,944          $19,866            $19,835             $18,054
   1/31/2001     $19,936          $19,976           $20,339          $20,242            $20,184             $18,280
   2/28/2001     $20,093          $20,113           $20,487          $20,388            $20,378             $18,399
   3/31/2001     $20,122          $20,143           $20,540          $20,436            $20,458             $18,551
   4/30/2001     $19,949          $19,956           $20,340          $20,251            $20,347             $18,601

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The J.P. Morgan Bond Fund, J.P. Morgan Bond Fund - Advisor Series, J.P. Morgan Institutional Bond Fund - Ultra, and J.P. Morgan Institutional Bond Fund commenced operations on 3/11/88, 9/15/00, 12/15/97 and 7/26/93, respectively. Prior performance is based upon the J.P. Morgan Bond Fund, and has been adjusted to reflect historical expenses (absent waivers and reimbursements) at the Fund's inception.

The mountain chart represents comparative performance for $10,000 invested in the J.P. Morgan Bond Fund, J.P. Morgan Bond Fund - Advisor Series, J.P. Morgan Institutional Bond Fund - Ultra, and J.P. Morgan Institutional Bond Fund, Merrill Lynch 1-3 Year Treasury Index Bond and the Lipper Intermediate Investment Grade Debt Funds Average from April 30, 1991 to April 30, 2001. The performance of the Funds assumes the reinvestment of all dividends and includes sales charges. The performance of the average does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Merrill Lynch 1-3 Year Treasury Index measures short-term bond market performance. It does not include fees or expenses and is not available for actual investment.

            --------------------------------------------------------------------
            J.P. Morgan  SHORT-TERM BOND FUND
                         INSTITUTIONAL SHORT-TERM
                         BOND FUND
                         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED
The Funds seek to provide high total return consistent with low volatility of principal. For the six months ended April 30, 2001, J.P. Morgan Short-Term Bond Fund returned 4.70%; J.P. Morgan Institutional Short-Term Bond Fund returned 4.85%. This compares to the 5.25% return from the Merrill Lynch 1-3 Year Treasury Index.

HOW THE FUNDS WERE MANAGED
Changing expectations about the Federal Reserve Board's monetary policy was the primary driver of fixed income market activity during the reporting period. In the final months of 2000, there was a compression in yields between higher- and lower-quality bonds. Then in December, the Fed moved to an easing bias and cut interest rates by 2% during the first four months of 2001, steepening the yield curve dramatically. In response, the management team sought to upgrade quality and call protection. Yield compression allowed them to buy higher quality issues without giving up much in yield. Performance was enhanced by the sale of agencies and the purchase of AAA-rated asset backed securities. While the Funds were initially hurt by the widening in credit spreads in February, credit spread volatility was reduced by selling five-year telecommunication bonds and replacing them with two- to three-year bank floating rate notes.

The Funds began the reporting period with a long duration position, which was extended further as it became clear that the Fed would have to aggressively lower interest rates to stabilize the economy. The management team also actively managed duration to take advantage of changes in the yield curve, and used opportunities in the market to make tactical moves. For example, they reduced the duration of the portfolio after having extended it when the market sold off on strong consumer confidence data in March. The Funds' performance also benefited from an extension in duration just prior to the surprise Fed rate cut in April, a position that was unwound the next day. At the end of the period, the Funds were at a slightly longer duration position than the benchmark index.

LOOKING AHEAD
Recession risks have fallen during the past two months, as the inventory correction ran its course and the Fed shifted to a more accommodative monetary policy. However, the economy still faces challenges caused by a retrenchment in the corporate sector and weak overseas demand for U.S. goods. As a result, the odds of a rapid recovery are low, especially since consumer spending is expected to slow because of higher unemployment and a lower demand for large-ticket items such as homes and autos. The management team believes that the Federal Reserve will continue to cut short-term interest rates in an attempt to revive the economy. If it does, spreads will tighten and the Treasury yield curve will steepen. In anticipation, the management team is planning to maintain a long duration position. They also intend to sell some floating rate notes, which have performed well over the past few months, and move into high-quality fixed rate corporate bonds and asset-backed securities.

                                          JPMorgan Fixed Income Funds
--------------------------------------------------------------------------------
                                     AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                                                  SINCE
                                                                INCEPTION
                                      1 YEAR       5 YEARS      (7/31/93)
-----------------------------------------------------------------------------
 J.P. MORGAN SHORT-TERM
 BOND FUND                             7.97%         5.92%          5.39%
-----------------------------------------------------------------------------
 J.P. MORGAN INSTITUTIONAL
 SHORT-TERM BOND FUND                  8.29%         6.19%          5.63%
-----------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

[CHART]

                                                                        Lipper Short Intermediate
               J.P. Morgan Institutional           J.P. Morgan               Investment Grade         Merrill Lynch 1-3 Year
                    Short-Term Bond         Short-Term Bond-Select          Debt Funds Average            Treasury Index
     7/31/1993          $10,000                      $10,000                      $12,214                     $11,914
     8/31/1993          $10,077                      $10,077                      $12,381                     $12,018
     9/30/1993          $10,098                      $10,095                      $12,426                     $12,057
    10/31/1993          $10,099                      $10,104                      $12,457                     $12,081
    11/30/1993          $10,101                      $10,094                      $12,397                     $12,084
    12/31/1993          $10,135                      $10,137                      $12,452                     $12,129
     1/31/1994          $10,198                      $10,187                      $12,576                     $12,207
     2/28/1994          $10,151                      $10,148                      $12,413                     $12,128
     3/31/1994          $10,088                      $10,081                      $12,225                     $12,068
     4/30/1994          $10,043                      $10,025                      $12,137                     $12,026
     5/31/1994          $10,053                      $10,031                      $12,135                     $12,042
     6/30/1994          $10,086                      $10,063                      $12,130                     $12,079
     7/31/1994          $10,154                      $10,140                      $12,265                     $12,182
     8/31/1994          $10,192                      $10,165                      $12,300                     $12,225
     9/30/1994          $10,167                      $10,148                      $12,215                     $12,197
    10/31/1994          $10,186                      $10,165                      $12,207                     $12,224
    11/30/1994          $10,152                      $10,129                      $12,162                     $12,169
    12/31/1994          $10,172                      $10,148                      $12,191                     $12,197
     1/31/1995          $10,290                      $10,264                      $12,349                     $12,366
     2/28/1995          $10,428                      $10,389                      $12,561                     $12,536
     3/31/1995          $10,493                      $10,452                      $12,633                     $12,606
     4/30/1995          $10,592                      $10,559                      $12,766                     $12,718
     5/31/1995          $10,790                      $10,755                      $13,095                     $12,941
     6/30/1995          $10,846                      $10,808                      $13,170                     $13,011
     7/31/1995          $10,867                      $10,828                      $13,179                     $13,064
     8/31/1995          $10,944                      $10,902                      $13,290                     $13,142
     9/30/1995          $11,008                      $10,965                      $13,383                     $13,207
    10/31/1995          $11,084                      $11,049                      $13,512                     $13,318
    11/30/1995          $11,183                      $11,146                      $13,657                     $13,435
    12/31/1995          $11,271                      $11,221                      $13,786                     $13,538
     1/31/1996          $11,368                      $11,327                      $13,892                     $13,653
     2/29/1996          $11,293                      $11,250                      $13,766                     $13,596
     3/31/1996          $11,310                      $11,265                      $13,712                     $13,584
     4/30/1996          $11,316                      $11,269                      $13,684                     $13,595
     5/31/1996          $11,354                      $11,305                      $13,682                     $13,623
     6/30/1996          $11,431                      $11,379                      $13,805                     $13,721
     7/31/1996          $11,462                      $11,408                      $13,846                     $13,775
     8/31/1996          $11,506                      $11,437                      $13,868                     $13,822
     9/30/1996          $11,609                      $11,550                      $14,040                     $13,947
    10/31/1996          $11,750                      $11,687                      $14,254                     $14,105
    11/30/1996          $11,843                      $11,766                      $14,419                     $14,214
    12/31/1996          $11,847                      $11,775                      $14,357                     $14,214
     1/31/1997          $11,907                      $11,832                      $14,415                     $14,280
     2/28/1997          $11,943                      $11,865                      $14,443                     $14,313
     3/31/1997          $11,943                      $11,852                      $14,360                     $14,307
     4/30/1997          $12,028                      $11,946                      $14,505                     $14,425
     5/31/1997          $12,114                      $12,017                      $14,609                     $14,523
     6/30/1997          $12,190                      $12,102                      $14,733                     $14,623
     7/31/1997          $12,317                      $12,225                      $14,978                     $14,784
     8/31/1997          $12,331                      $12,236                      $14,930                     $14,797
     9/30/1997          $12,434                      $12,336                      $15,082                     $14,910
    10/31/1997          $12,487                      $12,386                      $15,198                     $15,020
    11/30/1997          $12,515                      $12,411                      $15,224                     $15,056
    12/31/1997          $12,605                      $12,498                      $15,328                     $15,158
     1/31/1998          $12,746                      $12,635                      $15,496                     $15,306
     2/28/1998          $12,758                      $12,645                      $15,496                     $15,319
     3/31/1998          $12,809                      $12,693                      $15,555                     $15,382
     4/30/1998          $12,874                      $12,754                      $15,624                     $15,454
     5/31/1998          $12,951                      $12,828                      $15,720                     $15,536
     6/30/1998          $13,001                      $12,875                      $15,799                     $15,617
     7/31/1998          $13,079                      $12,949                      $15,854                     $15,691
     8/31/1998          $13,170                      $13,037                      $15,997                     $15,888
     9/30/1998          $13,404                      $13,266                      $16,280                     $16,098
    10/31/1998          $13,410                      $13,282                      $16,264                     $16,177
    11/30/1998          $13,428                      $13,284                      $16,288                     $16,162
    12/31/1998          $13,492                      $13,352                      $16,352                     $16,219
     1/31/1999          $13,568                      $13,425                      $16,439                     $16,284
     2/28/1999          $13,507                      $13,361                      $16,268                     $16,204
     3/31/1999          $13,612                      $13,462                      $16,396                     $16,316
     4/30/1999          $13,661                      $13,507                      $16,458                     $16,368
     5/31/1999          $13,613                      $13,456                      $16,361                     $16,358
     6/30/1999          $13,591                      $13,432                      $16,365                     $16,409
     7/31/1999          $13,612                      $13,449                      $16,347                     $16,461
     8/31/1999          $13,661                      $13,494                      $16,351                     $16,509
     9/30/1999          $13,766                      $13,594                      $16,484                     $16,616
    10/31/1999          $13,816                      $13,641                      $16,522                     $16,661
    11/30/1999          $13,884                      $13,704                      $16,552                     $16,693
    12/31/1999          $13,926                      $13,728                      $16,535                     $16,716
     1/31/2000          $13,939                      $13,738                      $16,477                     $16,710
     2/29/2000          $14,009                      $13,803                      $16,594                     $16,822
     3/31/2000          $14,039                      $13,844                      $16,748                     $16,926
     4/30/2000          $14,112                      $13,913                      $16,725                     $16,970
     5/31/2000          $14,174                      $13,970                      $16,737                     $17,039
     6/30/2000          $14,249                      $14,040                      $17,003                     $17,217
     7/31/2000          $14,342                      $14,129                      $17,110                     $17,325
     8/31/2000          $14,405                      $14,172                      $17,286                     $17,453
     9/30/2000          $14,526                      $14,303                      $17,431                     $17,579
    10/31/2000          $14,575                      $14,348                      $17,456                     $17,674
    11/30/2000          $14,760                      $14,526                      $17,637                     $17,842
    12/31/2000          $14,933                      $14,693                      $17,905                     $18,054
     1/31/2001          $15,060                      $14,799                      $18,170                     $18,280
     2/28/2001          $15,180                      $14,913                      $18,307                     $18,399
     3/31/2001          $15,287                      $15,030                      $18,417                     $18,551
     4/30/2001          $15,282                      $15,022                      $18,404                     $18,601

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The J.P. Morgan Short Term Bond Fund, J.P. Morgan Institutional Short Term Bond Fund both commenced operations on 7/31/93.

The mountain chart represents comparative performance for $10,000 invested in the J.P. Morgan Short Term Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, Lipper Short Intermediate Grade Debt Funds Average and Merrill Lynch 1-3 Year Treasury Index from July 31, 1993 to April 30, 2001. The performance of the Funds assumes the reinvestment of all dividends and includes sales charges. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance.

            --------------------------------------------------------------------
            J.P. Morgan  GLOBAL STRATEGIC
                         INCOME FUND
                         INSTITUTIONAL GLOBAL STRATEGIC
                         INCOME FUND
                         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUNDS PERFORMED
The Funds which seek to provide a high total rate of return from a portfolio of fixed income securities consisting of foreign (generally dollar hedged) and domestic issuers. During the six months ended April 30, 2001, J.P. Morgan Global Strategic Income Fund returned 4.45%; J.P. Morgan Institutional Global Strategic Income Fund returned 4.68%. This compares to the 2.59% return of the Lehman Aggregate Index.

HOW THE FUNDS WERE MANAGED
Two factors affected fixed income market activity during the reporting period. One was changing expectations about the Federal Reserve Board's monetary policy; the other was a weakening U.S. economy. Early in the period, we increased the Funds' exposure to private mortgages that were benefiting from low vacancy and default rates. Correspondingly, we sold emerging market debt and high yield securities, both of which are interest rate sensitive sectors of the market. Reductions were also made in the international markets, locking in strong gains as government prices rose on weaker economic data abroad along with equity market volatility.

Following the Fed's bias change in December, and in anticipation of interest rate cuts, we increased the Fund's position in emerging market debt and high yield securities to capitalize on what we perceived would be a more accommodative posture by the Fed. Historically, when the Fed eases, spreads to Treasuries have tightened. By the end of the reporting period, emerging market debt and high yield accounted for nearly 55% of the portfolio. The Funds' primary exposure to emerging market debt is Brazil, Mexico, Russia and Argentina, although exposure to Argentina is significantly lower than the index weighting. High yield allocations favor cable, media, publishing and the telecommunications sector because of their liquidity and attractive spread levels. We continue to invest in the mortgage market with more than a 30% exposure while allocations to private corporate offerings and international bonds remain at the lower end of strategic trading ranges, reflecting their reduced relative value.

LOOKING AHEAD
With continued weakness in U.S. economic data, we believe that a quick economic recovery is not very likely. In that context, the Federal Reserve is expected to continue cutting short-term interest rates in an attempt to revive economic growth, lowering the federal funds rate to 3.50%. This, combined with the quantitative easing by the Bank of Japan and likely easing by the European Central Bank, will inject substantial liquidity into global capital markets. This may lead to lower interest rate levels and falling risk premiums in the emerging market and high yield sectors. These sources of stimulus should also stabilize growth and begin a modest recovery, albeit most likely late 2001/early 2002. As a result, the Funds will maintain an overweight position in these sectors to capture the excessive yield advantages offered therein.

                                         JPMorgan Fixed Income Funds
--------------------------------------------------------------------------------
                                          APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                                                  SINCE
                                                   1 YEAR      INCEPTION*
------------------------------------------------------------------------------
 J.P. MORGAN GLOBAL
 STRATEGIC INCOME                                   8.69%           6.00%
------------------------------------------------------------------------------
 J.P. MORGAN INSTITUTIONAL GLOBAL
 STRATEGIC INCOME                                   9.00%           5.67%
------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

[CHART]

                   J.P. Morgan Global        J.P. Morgan Institutional        Lipper Multi-Sector       Lehman Aggregate
                  Strategic Income Fund     Global Strategic Income Fund     Income Funds Average          Bond Index
      3/31/1997          $10,000                       $10,000                     $10,000                  $10,000
      4/30/1997          $10,171                       $10,171                     $10,089                  $10,150
      5/31/1997          $10,344                       $10,344                     $10,256                  $10,246
      6/30/1997          $10,494                       $10,494                     $10,402                  $10,368
      7/31/1997          $10,783                       $10,783                     $10,640                  $10,648
      8/31/1997          $10,711                       $10,711                     $10,576                  $10,558
      9/30/1997          $10,926                       $10,926                     $10,790                  $10,713
     10/31/1997          $10,730                       $10,730                     $10,741                  $10,868
     11/30/1997          $10,858                       $10,845                     $10,785                  $10,918
     12/31/1997          $10,976                       $10,960                     $10,892                  $11,029
      1/31/1998          $11,110                       $11,101                     $11,031                  $11,170
      2/28/1998          $11,216                       $11,193                     $11,084                  $11,161
      3/31/1998          $11,320                       $11,293                     $11,204                  $11,199
      4/30/1998          $11,343                       $11,325                     $11,237                  $11,257
      5/31/1998          $11,356                       $11,334                     $11,213                  $11,364
      6/30/1998          $11,341                       $11,316                     $11,185                  $11,461
      7/31/1998          $11,395                       $11,364                     $11,229                  $11,485
      8/31/1998          $10,987                       $10,953                     $10,565                  $11,672
      9/30/1998          $11,176                       $11,137                     $10,747                  $11,945
     10/31/1998          $11,042                       $11,006                     $10,664                  $11,882
     11/30/1998          $11,213                       $11,169                     $11,041                  $11,949
     12/31/1998          $11,260                       $11,213                     $11,015                  $11,985
      1/31/1999          $11,346                       $11,295                     $11,074                  $12,070
      2/28/1999          $11,199                       $11,146                     $10,925                  $11,859
      3/31/1999          $11,353                       $11,295                     $11,062                  $11,924
      4/30/1999          $11,534                       $11,472                     $11,257                  $11,962
      5/31/1999          $11,295                       $11,232                     $11,021                  $11,857
      6/30/1999          $11,261                       $11,197                     $11,009                  $11,819
      7/31/1999          $11,229                       $11,150                     $10,984                  $11,768
      8/31/1999          $11,174                       $11,105                     $10,905                  $11,763
      9/30/1999          $11,252                       $11,179                     $10,951                  $11,899
     10/31/1999          $11,331                       $11,254                     $10,965                  $11,943
     11/30/1999          $11,435                       $11,354                     $11,037                  $11,942
     12/31/1999          $11,542                       $11,446                     $11,132                  $11,884
      1/31/2000          $11,430                       $11,344                     $11,027                  $11,845
      2/29/2000          $11,625                       $11,521                     $11,173                  $11,989
      3/31/2000          $11,714                       $11,606                     $11,170                  $12,147
      4/30/2000          $11,636                       $11,525                     $11,012                  $12,112
      5/31/2000          $11,544                       $11,444                     $10,875                  $12,106
      6/30/2000          $11,804                       $11,686                     $11,152                  $12,357
      7/31/2000          $11,915                       $11,804                     $11,188                  $12,470
      8/31/2000          $12,091                       $11,962                     $11,279                  $12,651
      9/30/2000          $12,109                       $11,977                     $11,179                  $12,730
     10/31/2000          $12,116                       $11,994                     $10,944                  $12,814
     11/30/2000          $12,160                       $12,034                     $10,815                  $13,024
     12/31/2000          $12,463                       $12,310                     $11,091                  $13,267
      1/31/2001          $12,826                       $12,677                     $11,473                  $13,484
      2/28/2001          $12,848                       $12,695                     $11,499                  $13,602
      3/31/2001          $12,767                       $12,613                     $11,301                  $13,670
      4/30/2001          $12,683                       $12,527                     $11,204                  $13,612

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

*The J.P. Morgan Global Strategic Income Fund and J.P. Morgan Institutional Global Strategic Income Fund commenced operations on 11/5/97 and 3/17/97, respectively. Prior performance is based upon the J.P. Morgan Institutional Global Strategic Income Fund, and has been adjusted to reflect historical expenses (absent waivers and reimbursements) at the Fund's inception.

The mountain chart represents comparative performance for $10,000 invested in the J.P. Morgan Global Strategic Income Fund and J.P. Morgan Institutional Global Strategic Income Fund, Lipper Multi-Sector Income Funds Average and Lehman Aggregate Bond Index from March 31, 1997 to April 30, 2001. The performance of the Funds assumes the reinvestment of all dividends and includes sales charges. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Lehman Aggregate Bond Index is an unmanaged index that measures bond market performance.

            --------------------------------------------------------------------
            J.P. Morgan  TAX AWARE ENHANCED
                         INCOME FUND
                         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED
J.P. Morgan Tax Aware Enhanced Income Fund, which seeks to provide high current income consistent with low volatility of (Select Shares) principal, had a total return of 2.62% for the six months ended April 30, 2001. This compares to the 5.01% return from the Lipper Short-Intermediate Investment Grade Debt Funds Average.

HOW THE FUND WAS MANAGED
The management team focused on two key issues during the reporting period: the relative value in the municipal markets versus the taxable alternatives and the duration positioning. The municipal bond market's supply/demand dynamics improved during the reporting period after an anticipated supply bulge failed to materialize and liquidity improved. Although the municipal bond market was volatile, municipals were relatively cheap in comparison with taxable bonds and therefore offered excellent value. The attractive pricing combined with the management team's constructive outlook on the sector prompted them to move the Fund to an overweight position in municipals. In one trade of note, they took a large position in five-year municipals and hedged the purchase with the sale of five-year taxable U.S. futures. At the time of the purchase, municipals were at their cheapest ratios versus Treasuries since the fall of 1998. As the relationship between the taxable and tax-exempt sectors returned to historical norms, the position was unwound. The trade contributed positively to the overall return of the Fund.

In keeping with existing strategy, the management team actively managed duration throughout the period, particularly when the Fund would benefit from changes in the yield curve. In general, the Fund's duration was increased throughout the period as the team managed the portfolio with a strategic long positioning in the face of the Federal Reserve Board's aggressive easing program that began in the first days of 2001. The Fund's long duration position had a positive effect on performance. In addition to the strategic positioning, the team also made tactical duration shifts as opportunities arose.

LOOKING AHEAD
The management team remains positive on the fundamentals of the municipal market and plans to maintain the overweight in municipals. They will continue to actively manage the duration of the Fund and look for opportunities to take advantage of dislocations between the taxable and non-taxable sectors. In keeping with the overall tax-aware strategy, duration will remain longer than the benchmark index because the management team expects the Fed to continue to ease interest rates.

                                          JPMorgan Fixed Income Funds
--------------------------------------------------------------------------------
                                           APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                   SINCE
                                                   1 YEAR       INCEPTION
-------------------------------------------------------------------------------
 J.P. MORGAN TAX AWARE ENHANCED
 INCOME FUND SELECT SHARES                          5.44%           4.14%
-------------------------------------------------------------------------------
 J.P.MORGAN TAX AWARE ENHANCED INCOME
 INSTITUTIONAL SHARES                               5.70%           4.40%
-------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

[CHART]

                 J.P. Morgan: Tax Aware       Lipper Short-Intermediate
                 Enhanced Income Fund -           Investment Grade
                  Institutional Shares            Debt Funds Index
    4/30/1999            $10,000                       $10,038
    5/31/1999            $10,028                        $9,979
    6/30/1999            $10,008                        $9,981
    7/31/1999            $10,042                        $9,970
    8/31/1999            $10,076                        $9,973
    9/30/1999            $10,110                       $10,054
   10/31/1999            $10,146                       $10,077
   11/30/1999            $10,180                       $10,095
   12/31/1999            $10,217                       $10,085
    1/31/2000            $10,204                       $10,049
    2/29/2000            $10,239                       $10,121
    3/31/2000            $10,328                       $10,215
    4/30/2000            $10,311                       $10,201
    5/31/2000            $10,349                       $10,208
    6/30/2000            $10,438                       $10,370
    7/31/2000            $10,478                       $10,435
    8/31/2000            $10,521                       $10,543
    9/30/2000            $10,563                       $10,631
   10/31/2000            $10,608                       $10,646
   11/30/2000            $10,649                       $10,757
   12/31/2000            $10,746                       $10,921
    1/31/2001            $10,788                       $11,082
    2/28/2001            $10,824                       $11,165
    3/31/2001            $10,917                       $11,232
    4/30/2001            $10,899                       $11,226

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The J.P. Morgan Tax Aware Enhanced Income Fund (Select Shares) and the J.P. Morgan Tax Aware Enhanced Income Fund (Institutional Shares) commenced operations on 5/6/99 and 4/16/99, respectively.

The mountain chart represents comparative performance for $10,000 invested in the J.P. Morgan Tax Aware Enhanced Income Fund and the Lipper Short-Intermediate Investment Grade Debt Funds Index from April 30, 1999 to April 30, 2001. The performance of the Funds assumes the reinvestment of all dividends and includes sales charges. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Prior performance is based upon the J.P. Morgan Tax Aware Enhanced Income Fund (Institutional Shares), and has been adjusted to reflect historical expenses (absent waivers and reimbursements) at the Fund's inception.

The Merrill Lynch 3-Month U.S. Treasury Bill is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market.

        ------------------------------------------------------------------------
        TAX AWARE ENHANCED INCOME FUND
        SCHEDULE OF INVESTMENTS

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Corporate Bonds -- 1.3%
--------------------------------------------------------------------------------------
             Electrical Utility -- 0.7%
$3,000,000   Dominion Resources Inc., 7.40%, 9/16/02                  $3,075,270

             Oil Services -- 0.6%
2,887,000    Enron Corp., 6.50%, 8/1/02                                2,923,347
--------------------------------------------------------------------------------------
             Total Corporate Bonds                                     5,998,617
             (Cost $5,870,140)
--------------------------------------------------------------------------------------
     Municipals -- 82.5%
--------------------------------------------------------------------------------------
             Auction Rate Debt Bond -- 15.2%
             -------------------------------
             Arkansas -- 0.6%
3,000,000    Arkansas Student Loan Auth. Rev., Series 1994 A,
             3.58%, 5/24/01 (Guaranteed Student Loans)(v)              3,000,000

             Louisiana -- 0.6%
3,000,000    Louisiana Public Facilities Auth. Rev., Series 1999 A-3,
             3.65%, 5/16/01 (MBIA)(v)                                  3,000,000

             Maine -- 1.2%
3,000,000    Maine Educational Loan Marketing Corp. Student
             Loan Rev., Series 1994 A-2, 3.50%, 5/2/01(v)              3,000,000
2,400,000    Maine Educational Loan Marketing Corp. Student
             Loan Rev., Series 1996 A-1, 3.65%, 5/16/01(v)             2,400,000
                                                                      ------------
                                                                       5,400,000
             Michigan -- 1.8%
3,000,000    Michigan Higher Education Student Loan Auth. Rev.,
             Series 1993 XII H-2, 3.58%, 9/3/01(v)                     3,000,000
5,500,000    Michigan Higher Education Student Loan Auth. Rev.,
             Series 2000 XII-U, 3.55%, 5/1/01 (AMBAC)(v)               5,499,999
                                                                      ------------
                                                                       8,499,999
             Mississippi -- 1.8%
3,000,000    Mississippi Higher Education Assistance Corp., Series
             1994 B,3.60%, 5/29/01 (Guaranteed Student Loans)(v)       3,000,000
2,500,000    Mississippi Higher Education Assistance Corp., Series
             1998 A, 3.70%, 5/30/01 (Guaranteed Student Loans)(v)      2,500,000
3,000,000    Mississippi Higher Education Assistance Corp., Series
             1998 B, 3.63%, 5/8/01 (Guaranteed Student Loans)(v)       3,000,000
                                                                      ------------
                                                                       8,500,000
             Montana -- 1.6%
4,700,000    Montana Higher Education Student Assistance Corp.
             Student Loan Rev., Series 1995 C, 3.68%, 5/18/01(v)       4,700,000
2,800,000    Montana Higher Education Student Assistance Corp.
             Student Loan Rev., Series 1998 A, 3.70%, 5/30/01(v)       2,800,000
                                                                      ------------
                                                                       7,500,000
             New Mexico -- 1.1%
5,000,000    New Mexico Educational Assistance Foundation,
             Series 1996 A1, (Student Loan Program), 3.60%,
             5/29/01 (Guaranteed Student Loans)(v)                     5,000,000

             Ohio -- 0.6%
3,000,000    Student Loan Funding Corp., Series 1995 B-1, 3.55%,
             5/28/01(v)                                                3,000,000

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                        TAX AWARE ENHANCED INCOME FUND
--------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             Oklahoma -- 0.2%
$1,000,000   Oklahoma Student Loan Auth. Rev., Series 1994 A-1,
             3.50%, 5/24/01(v)                                       $ 1,000,000
             Rhode Island -- 0.9%
4,100,000    Rhode Island Student Loan Auth. Rev., Series 1995 A,
             3.68%, 5/18/01(v)                                         4,100,000
             South Carolina -- 0.6%
2,650,000    South Carolina Education Assistance Auth. Rev.,
             Series 1994 A-1, (Guaranteed Student Loans),
             3.65%, 5/16/01(v)                                         2,650,000
             South Dakota -- 2.5%
7,000,000    Education Loans Inc., Series 1998-1A, 3.55%, 5/24/01(v)   7,000,000
4,000,000    Education Loans Inc., Series 1998-1B, 3.65%, 5/31/01(v)   4,000,000
                                                                      ------------
                                                                      11,000,000
             Texas -- 1.1%
5,200,000    Abilene Higher Education Auth. Rev., 3.66%, 5/23/01(v)    5,199,999
             Vermont -- 0.6%
3,000,000    Vermont Student Assistance Corp. Education Loan
             Rev., Series 1993 I, 3.68%, 5/16/01 (FSA)(v)              3,000,000
                                                                      ------------
                                                                      70,849,998
             General Obligations & House Authority -- 13.8%
             ----------------------------------------------
             California -- 1.0%
4,325,000    California GO, 5.00%, 2/1/05                              4,465,563

             Georgia -- 2.1%
9,000,000    Georgia, Series 1993 E, 6.00%, 7/1/04                     9,618,750

             Michigan -- 0.8%
3,650,000    Detroit, Series 1995 B, 6.75%, 4/1/03                     3,837,063

             Minnesota -- 1.3%
6,000,000    Minnesota GO, 5.20%, 8/1/07                               6,142,500

             New Mexico -- 2.6%
6,240,000    New Mexico, Series 2001 A, 5.00%, 9/1/02                  6,372,600
6,005,000    New Mexico, Series 2001 A, 5.00%, 9/1/04                  6,237,694
                                                                      ------------
                                                                      12,610,294
             New York -- 1.9%
  555,000    New York City, Series 1991 B, 7.50%, 2/1/06,
             Prerefunded at 101.5% of Par(e)                             581,568
4,920,000    New York City, Series 2000 B, 6.80%, 8/1/02               5,024,550
2,995,000    New York, Series 1991 B, 7.50%, 2/1/06                    3,118,993
                                                                      ------------
                                                                       8,725,111
             North Carolina -- 1.2%
5,395,000    North Carolina , Series 1998 A, 4.75%, 4/1/04             5,556,850

             Texas -- 2.5%
3,065,000    Dallas, 5.25%, 2/15/09                                    3,107,144
2,260,000    Dallas Independent School District, (Public Property
             Finance Contractual Obligation), 5.75%, 8/15/02           2,327,800
4,000,000    Harris County Rev. GO, 6.75%, 8/1/14                      4,114,280


    The Accompanying Notes are an Integral Part of the Financial Statements.

TAX AWARE ENHANCED INCOME FUND
-------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             Texas -- Continued
$2,000,000   Houston Independent School District GO, 3.23%,
             8/15/02 (Capital Appreciation)(y)                       $ 1,910,000
                                                                      ------------
                                                                      11,459,224
             Washington -- 0.4%
2,000,000    Washington GO, Series 1991 R92-B, 6.25%, 9/1/09 2,013,100
                                                                      ------------
                                                                      64,428,455
             Insured -- 17.3%
             ----------------
             Arizona  2.0%
8,685,000    Arizona COP, Series 1992 B, 6.25%, 9/1/06 (AMBAC)         9,119,250

             California -- 3.4%
15,000,000   Bay Area Governments Association Lease Rev.,
             Series 2001 A, (Bart SFO Extension-FTA Capital Grant),
             5.00%, 6/15/08 (AMBAC)                                   15,150,000
1,000,000    Los Angeles County Transportation Commission Sales
             Tax Rev., Series 1991 B, 6.50%, 7/1/13 (AMBAC)            1,025,360
                                                                      ------------
                                                                      16,175,360
             Florida -- 0.9%
2,000,000    St. Petersburg, 6.00%, 6/1/05 (AMBAC)                     2,084,160
1,900,000    Tampa Utility Tax & Special Rev., 6.90%, 10/1/09
             (AMBAC)                                                   1,966,690
                                                                      ------------
                                                                       4,050,850
             Indiana -- 2.2%
10,000,000   Marion County Hospital Auth. Rev., (Methodist
             Hospital), 6.50%, 9/1/08 (MBIA-IBC)                      10,075,000

             Michigan -- 1.2%
5,175,000    Detroit, Series 1995 B, 6.75%, 4/1/03 (ACA-CBI)           5,440,219

             Nevada -- 1.0%
4,500,000    Clark County Industrial Development Rev.,
             Series 1992 C, (Nevada Power Co.), 7.20%,
             10/1/22 (AMBAC)                                           4,764,375

             New York -- 1.1%
5,000,000    New York City, Series 1991 A, 3.00%, 8/15/02
             (MBIA - IBC)                                              4,981,250

             Pennsylvania -- 4.4%
4,980,000    Delaware River Port Auth. Rev., Series 1998 A, 5.94%,
             1/1/03 (AMBAC)                                            5,048,475
2,000,000    Pennsylvania, 5.13%, 9/15/02 (AMBAC)                      2,050,000
9,775,000    Pennsylvania Intergovernmental Cooperative Auth.
             Rev., (City of Philadelphia Funding Program),
             6.00%, 6/15/02 (FGIC)(e)                                  9,907,256
4,000,000    Pennsylvania Intergovernmental Cooperative Auth.
             Rev., (City of Philadelphia Funding Program),
             6.00%, 6/15/02 (FGIC)                                     4,115,000
                                                                      ------------
                                                                      21,120,731


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                        TAX AWARE ENHANCED INCOME FUND
--------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             Utah -- 0.6%
$2,645,000   Intermountain Power Agency Power Supply Rev.,
             Series 1996 C, 6.00%, 7/1/02 (MBIA)                     $ 2,724,350

             Virginia-- 0.5%
2,000,000    Metropolitan Washington Airports Auth. General
             Airport Rev., Series 1992 A, 6.63%, 10/1/12 (MBIA)        2,097,500
                                                                      ------------
                                                                      80,548,885
             Prerefunded -- 4.3%
             -------------------
             Colorado -- 0.4%
1,775,000    Colorado Springs Utilities Rev., Series 1991 C, 6.75%,
             11/15/21                                                  1,832,546

             Florida -- 1.1%
1,430,000    Bay County Hospital System Rev., (Bay Medical
             Center Project), 8.00%, 10/1/12, Prerefunded at
             102% of Par                                               1,617,688
3,500,000    Florida State Board of Education, Series 1994 A,
             5.88%, 6/1/16, Prerefunded at 101% of Par(e)              3,753,750
                                                                      ------------
                                                                       5,371,438
             New Mexico -- 0.7%
2,800,000    Albuquerque Retirement Facilities Rev.,
             Series 1993 A, (La Vida Liena), 8.85%, 2/1/23,
             Prerefunded at 102% of Par                                3,129,000

             Ohio -- 1.0%
2,000,000    Cleveland Parking Facility Rev., 8.10%, 9/15/22,
             Prerefunded at 102% of Par                                2,162,500
2,300,000    Hilliard School District GO, 6.30%, 12/1/14,
             Prerefunded at 102% of Par (e)                            2,387,216
                                                                      ------------
                                                                       4,549,716
             Pennsylvania -- 1.1%
4,970,000    Lehigh County General Purpose Auth. Rev.,
             (Wiley House), 9.38%, 11/1/06,
             Prerefunded at 102% of Par (e)                            5,217,208
                                                                      ------------
                                                                      20,099,908
             Private Placement -- 2.4%
             -------------------------
             Wisconsin -- 2.4%
5,000,000    Wisconsin Health & Educational Facilities Auth. Rev.,
             Series 1999, (Beloit College Project), 4.24%, 5/1/01      5,000,000
6,250,000    Wisconsin Health & Educational Facilities Auth. Rev.,
             Series 1999A, (Carthage College Project), 4.45%, 5/1/29   6,296,875
                                                                      ------------
                                                                      11,296,875
             Revenue Bonds -- 27.6%
             ----------------------
             Alaska -- 1.5%
6,625,000    Alaska Housing Finance Corp. Rev., Series 1992 A,
             6.38%, 12/1/12                                            7,030,781

             Arizona -- 0.9%
4,000,000    Arizona Educational Loan Marketing Corp. Rev.,
             Series 1997 A, 3.75%, 5/17/01
             (Guaranteed Student Loans)                                4,000,000


    The Accompanying Notes are an Integral Part of the Financial Statements.

TAX AWARE ENHANCED INCOME FUND
--------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             California -- 0.4%
$2,000,000   Student Education Loan Marketing Corp. Student
             Loan Rev., Series 1999 A, 3.58%, 5/29/01
             (Guaranteed Student Loans)                              $ 2,000,000

             Colorado -- 1.1%
2,000,000    Denver City & County Airport Rev., Series 1992 B
             7.25%, 11/15/05                                           2,130,000
3,155,000    Denver City & County Water Rev., 5.00%, 9/1/04            3,167,840
                                                                      ------------
                                                                       5,297,840
             District of Columbia -- 1.1%
5,000,000    District of Columbia, Series 2001 B, (Georgetown
             University), 3.60%, 5/11/01(MBIA)(v)                      5,000,000

             Florida -- 1.0%
2,495,000    Florida Mid-Bay Bridge Auth. Rev., Series 1991 A,
             7.50%, 10/1/17                                            2,605,703
2,000,000    Florida Mid-Bay Bridge Auth. Rev., Series 1991 B,
             8.50%, 10/1/22                                            2,096,720
                                                                      ------------
                                                                       4,702,423
             Illinois -- 0.9%
4,300,000    Galesburg Rev., (Knox College), 4.42%, 5/3/01
             (LOC: LaSalle National Bank)(v)                           4,300,000

             Kansas -- 1.0%
4,665,000    Sedgwick & Shawnee Counties Single Family Rev.,
             4.70%, 12/1/08 (GNMA)                                     4,665,000

             Louisiana -- 0.4%
2,000,000    Bastrop Industrial Development Board Inc. Pollution
             Control Rev., (International Paper Co. Project),
             6.90%, 3/1/07                                             2,067,480

             Maine -- 0.2%
1,090,000    Maine Educational Loan Marketing Corp. Student
             Loan Rev., Series 1994 A-4, 5.85%, 11/1/02                1,118,613

             Michigan -- 1.2%
2,555,000    Michigan State Hospital Finance Auth. Rev.,
             Series 2000 A, (Trinity Health), 5.50%, 12/1/04           2,625,263
3,000,000    Michigan State Strategic Fund Limited Obligation Rev.,
             Series 1999 C, (Detroit Edison), 4.73%, 9/1/29            3,014,640
                                                                      ------------
                                                                       5,639,903
             Minnesota -- 3.4%
4,500,000    Metro Council Minneapolis-St. Paul Area Sports
             Facilities Rev., 5.00%, 12/1/02                           4,595,625
5,525,000    Metro Council Minneapolis-St. Paul Area Sports
             Facilities Rev., 5.00%, 12/1/04                           5,711,469
5,275,000    Metro Council Minneapolis-St. Paul Area Sports
             Facilities Rev., 5.00%, 12/1/05                           5,466,219
                                                                      ------------
                                                                      15,773,313
             Nevada-- 1.1%
5,000,000    Washoe County Water Facilities Rev., 5.75%, 3/1/36        5,000,000


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                          TAX AWARE ENHANCED INCOME FUND
-----------------------------------------------------------------------------
                                     SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             New York -- 1.0%
$4,560,000   New York State Dormitory Auth. Rev., Series 1998 H,
             (Wyckoff Hospital), 5.50%, 2/15/05                      $ 4,748,100

             North Carolina -- 1.0%
4,435,000    North Carolina Housing Finance Agency Rev.,
             Series 2000 A, (Student Housing - Appalachian State
             University), 5.50%, 7/1/31
             (LOC:First Union National Bank)                           4,545,875

             Oklahoma -- 1.1%
5,000,000    Tulsa County Industrial Auth. Rev., Series 1993 B,
             (St. Francis Hospital Inc.), 5.15%, 12/15/18              5,081,250

             Pennsylvania -- 0.2%
1,000,000    Pennsylvania Higher Educational Facilities Auth.
             Health Services Rev., Series 1996A, 5.25%, 1/1/03         1,008,750

             South Carolina -- 0.6%
2,500,000    Georgetown County Pollution Control Rev.,
             (International Paper Co. Project), 6.25%, 6/15/05         2,584,375

             Texas -- 2.8%
5,000,000    Brazos River Auth. Rev., Series 1995 B,
             (Utilities Electric Co.), 5.50%, 6/19/01                  5,012,400
5,000,000    Dallas-Fort Worth International Airport Facility
             Improvement Corp. Rev., Series 2000 A,
             (American Airlines), 5.95%, 5/1/29                        5,081,250
3,000,000    Matagorda County Navigation District No. 1 Pollution
             Control Rev., Series 1999 A, (Central Power & Light),
             4.90%, 5/1/30                                             3,019,800
                                                                      ------------
                                                                      13,113,450
             Washington -- 5.6%
4,515,000    Chelan County Public Utility District No. 1,
             Series 1987 B, 7.55%, 7/1/62                              4,543,941
9,000,000    Municipality of Metropolitan Seattle, Series 2001 L6,
             4.25%, 5/2/01(v)                                          9,000,000
12,000,000   Seattle GO, 5.25%, 3/28/03                               12,314,999
                                                                      ------------
                                                                      25,858,940
             Wisconsin -- 1.1%
5,000,000    De Pere Development Rev., Series 1999 A,
             (RE Box Packaging Project), 4.20%, 6/1/29(v)              5,000,000
                                                                      ------------
                                                                     128,536,093
             Taxable Municipal -- 1.9%
             -------------------------
             California -- 0.7%
3,200,000    Pasadena, (Los Robles Ave. Parking Facility), 4.55%,
             5/1/01 (LOC: Canadian Imperial Bank)                      3,200,000

             Florida -- 1.2%
5,540,000    Florida Housing Finance Corp., Series 2001-1, 4.91%,
             5/3/01                                                    5,540,000
                                                                      ------------
                                                                       8,740,000


    The Accompanying Notes are an Integral Part of the Financial Statements.

TAX AWARE ENHANCED INCOME FUND
-------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

 Principal
   Amount                                                                  Value
--------------------------------------------------------------------------------------
     Municipals -- (Continued)
--------------------------------------------------------------------------------------
             Total Municipals                                       $384,500,214
             (Cost $383,439,906)
--------------------------------------------------------------------------------------
             Short-Term Investments -- 16.2%
             -------------------------------
             Asset-Backed Securities -- 0.3%
             -------------------------------
             Electrical Utility -- 0.3%
$1,380,000   Peco Energy Transition Trust, Series 1999 A, Class A3
             Floater, 5.08%, 9/1/01,                                   1,379,558

   Shares    Investment Companies -- 13.0
   ------    -----------------------------
60,699,489   J.P. Morgan Institutional Prime Money Market Fund*       60,699,489

 Principal
   Amount
--------------------------------------------------------------------------------------
     Short-Term Investments
--------------------------------------------------------------------------------------
             Other -- 2.8%
             -------------
$13,000,000  Puttable Floating Tax Exempt Receipts,
             4.54%, 5/3/01                                            13,000,000

             U.S. Government Agency -- 0.1%
             ------------------------------
  500,000    U.S. Treasury Bonds, 5.25%, 5/31/01                         500,470
--------------------------------------------------------------------------------------
             Total Short-Term Investments                             75,579,517
             (Cost $75,576,440)
--------------------------------------------------------------------------------------
             Total Investment Securities -- 100.0%                  $466,078,348
             (Cost $464,886,486)
--------------------------------------------------------------------------------------


ACA   -- American Capital Access
AMBAC -- AMBAC Assurance Corp.
COP   -- Certificates of Participation
FGIC  -- Financial Guaranty Insurance Co.
FSA   -- Financial Security Assurance Inc.
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
IBC   -- IBC Financial Data, Inc.
LOC   -- Letter of Credit
MBIA  -- MBIA Insurance Corp.
(e) -- Escrowed to maturity in state and local government or U.S. Treasury securities.
(v) -- Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(y)   -- Yield to maturity.
* -- Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.


    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                                       J.P. Morgan
                                                                    J.P. Morgan       Bond Fund --
                                                                     Bond Fund       Advisor Series
-----------------------------------------------------------------------------------------------------
   ASSETS
     Investment in The J.P. Morgan Bond Portfolio
     ("Portfolio"), at value .................................     $273,808,301          $556,797
     Receivable for Shares of Beneficial Interest Sold .......        1,993,191             2,690
     Prepaid Trustees' Fees and Expenses .....................              839                --
     Receivable for Expense Reimbursements ...................               --             5,716
     Prepaid Expenses and Other Assets .......................              232                --
-----------------------------------------------------------------------------------------------------
          Total Assets .......................................      275,802,563           565,203
-----------------------------------------------------------------------------------------------------
   LIABILITIES
     Dividends Payable to Shareholders .......................        1,395,982             2,690
     Payable for Shares of Beneficial Interest Redeemed ......        1,416,731                --
     Shareholder Servicing Fee Payable .......................           57,085                22
     Administrative Services Fee Payable .....................            5,337                10
     Fund Services Fee Payable ...............................              166                 1
     Administration Fee Payable ..............................               86                 1
     Accrued Expenses and Other Liabilities ..................           36,826            32,945
-----------------------------------------------------------------------------------------------------
          Total Liabilities ..................................        2,912,213            35,669
-----------------------------------------------------------------------------------------------------
   NET ASSETS
     Applicable to 26,843,654 and 51,273 of Beneficial
     Interest Outstanding, respectively (par value $0.001,
     unlimited shares authorized) ............................     $272,890,350          $529,534
-----------------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price Per Share ....................................     $      10.17          $  10.33
-----------------------------------------------------------------------------------------------------
   ANALYSIS OF NET ASSETS
     Paid-in Capital .........................................     $274,368,203          $516,629
     Undistributed (Distributions in excess of) Net
     Investment Income .......................................          351,749              (416)
     Accumulated Net Realized Gain (Loss) on Investment ......         (711,834)           15,076
     Net Unrealized Depreciation on Investment ...............       (1,117,768)           (1,755)
-----------------------------------------------------------------------------------------------------
          Net Assets .........................................     $272,890,350          $529,534
-----------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                    J.P. Morgan
                                                                   Institutional       J.P. Morgan
                                                                    Bond Fund --      Institutional
                                                                        Ultra            Bond Fund
-----------------------------------------------------------------------------------------------------
   ASSETS
     Investment in The J.P. Morgan Bond Portfolio
     ("Portfolio"), at value .................................     $525,069,650      $916,710,617
     Receivable for Shares of Beneficial Interest Sold .......        2,150,890         2,608,556
     Prepaid Trustees' Fees and Expenses .....................              534               789
     Deferred Organization Expenses ..........................            2,255                --
     Receivable for Expense Reimbursements ...................           42,114                --
     Prepaid Expenses and Other Assets .......................              148               984
-----------------------------------------------------------------------------------------------------
          Total Assets .......................................      527,265,591       919,320,946
-----------------------------------------------------------------------------------------------------

   LIABILITIES
     Dividends Payable to Shareholders .......................        2,782,570         4,798,365
     Payable for Shares of Beneficial Interest Redeemed ......          425,255         6,334,419
     Shareholder Servicing Fee Payable .......................           21,583            75,233
     Administrative Services Fee Payable .....................           10,089            17,584
     Fund Services Fee Payable ...............................              309               533
     Administration Fee Payable ..............................              170               205
     Accrued Expenses and Other Liabilities ..................           54,699            49,229
-----------------------------------------------------------------------------------------------------
          Total Liabilities ..................................        3,294,675        11,275,568
-----------------------------------------------------------------------------------------------------
   NET ASSETS
     Applicable to 53,120,260, and 93,709,121 Shares of
     Beneficial Interest Outstanding, respectively
     (par value $0.001, unlimited shares authorized) .........     $523,970,916      $908,045,378
-----------------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price Per Share ....................................     $       9.86      $       9.69
-----------------------------------------------------------------------------------------------------
   ANALYSIS OF NET ASSETS
     Paid-in Capital .........................................     $523,740,663      $925,136,589
     Undistributed Net Investment Income .....................           82,267           903,245
     Accumulated Net Realized Gain (Loss) on Investment ......        2,485,371       (18,062,114)
     Net Unrealized Appreciation (Depreciation) on
     Investment ..............................................       (2,337,385)           67,658
-----------------------------------------------------------------------------------------------------
          Net Assets .........................................     $523,970,916      $908,045,378
-----------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                                       J.P. Morgan
                                                                    J.P. Morgan       Institutional
                                                                     Short Term        Short Term
                                                                      Bond Fund         Bond Fund
-----------------------------------------------------------------------------------------------------
   ASSETS
     Investment in The Short Term Bond Portfolio
     ("Portfolio"), at value .................................      $47,264,076      $495,278,156
     Receivable for Shares of Beneficial Interest Sold .......          185,716         2,257,070
     Receivable for Expense Reimbursements ...................            7,334            58,412
     Prepaid Trustees' Fees and Expenses .....................               44               537
     Prepaid Expenses and Other Assets .......................               29               251
-----------------------------------------------------------------------------------------------------
          Total Assets .......................................       47,457,199       497,594,426
-----------------------------------------------------------------------------------------------------
   LIABILITIES
     Dividends Payable to Shareholders .......................          210,139         2,290,492
     Payable for Shares of Beneficial Interest Redeemed ......          755,165           596,479
     Shareholder Servicing Fee Payable .......................            9,541            39,196
     Administrative Services Fee Payable .....................              892             9,162
     Fund Services Fee Payable ...............................               26               275
     Administration Fee Payable ..............................               16               155
     Accrued Expenses and Other Liabilities ..................           33,732            49,178
-----------------------------------------------------------------------------------------------------
          Total Liabilities ..................................        1,009,511         2,984,937
-----------------------------------------------------------------------------------------------------
   NET ASSETS
     Applicable to 4,764,875 and 50,782,301 Shares of
     Beneficial Interest Outstanding (par value $0.001,
     unlimited shares authorized) ............................      $46,447,688      $494,609,489
-----------------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price Per Share ....................................      $      9.75      $       9.74
-----------------------------------------------------------------------------------------------------
   ANALYSIS OF NET ASSETS
     Paid-in Capital .........................................      $46,940,805      $496,171,631
     Undistributed Net Investment Income .....................          193,308           832,837
     Accumulated Net Realized Loss on Investment .............       (1,021,475)       (6,939,235)
     Net Unrealized Appreciation on Investment ...............          335,050         4,544,256
-----------------------------------------------------------------------------------------------------
          Net Assets .........................................      $46,447,688      $494,609,489
-----------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES April 30, 2001 (unaudited)

                                                                    J.P. Morgan        J.P. Morgan
                                                                      Global          Institutional
                                                                     Strategic       Global Strategic
                                                                    Income Fund        Income Fund
-----------------------------------------------------------------------------------------------------
   ASSETS
     Investment in The Global Strategic Income Portfolio
       ("Portfolio"), at value ...............................      $ 7,209,371      $167,010,297
     Receivable for Expense Reimbursements ...................            9,291            20,628
     Deferred Organization Expenses ..........................           11,443             6,196
     Receivable for Shares of Beneficial Interest Sold .......              725                --
     Prepaid Trustees' Fees and Expenses .....................                7               561
     Prepaid Expenses and Other Assets .......................            4,011               251
-----------------------------------------------------------------------------------------------------
          Total Assets .......................................        7,234,848       167,037,933
-----------------------------------------------------------------------------------------------------
   LIABILITIES
     Payable for Shares of Beneficial Interest Redeemed ......              629         1,256,351
     Dividends Payable to Shareholders .......................           14,067           550,158
     Shareholder Servicing Fee Payable .......................            1,389            13,571
     Administrative Services Fee Payable .....................              130             3,172
     Fund Services Fee Payable ...............................                4                96
     Administration Fee Payable ..............................                3                39
     Accrued Expenses and Other Liabilities ..................           38,808            51,930
-----------------------------------------------------------------------------------------------------
          Total Liabilities ..................................           55,030         1,875,317
-----------------------------------------------------------------------------------------------------
   NET ASSETS
     Applicable to 777,313 and 17,974,661 Shares of Beneficial
     Interest Outstanding, respectively (par value $0.001,
     unlimited shares authorized) ............................      $ 7,179,818      $165,162,616
-----------------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price Per Share ....................................      $      9.24      $       9.19
-----------------------------------------------------------------------------------------------------
   ANALYSIS OF NET ASSETS
     Paid-in Capital .........................................      $ 8,218,349      $188,954,037
     Undistributed Net Investment Income .....................           74,286         1,321,173
     Accumulated Net Realized Loss on Investment .............       (1,024,051)      (22,952,533)
     Net Unrealized Depreciation on Investment ...............          (88,766)       (2,160,061)
-----------------------------------------------------------------------------------------------------
          Net Assets .........................................      $ 7,179,818      $165,162,616
-----------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMorgan FUNDS
        STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                                            J.P. Morgan
                                                                             Tax Aware
                                                                          Enhanced Income
                                                                                Fund
--------------------------------------------------------------------------------------------
   ASSETS
     Investments at Value (Cost $464,886,486) ........................     $466,078,348
     Dividend and Interest Receivable ................................        5,149,566
     Receivable for Shares of Beneficial Interest Sold ...............        3,182,899
     Receivable for Expense Reimbursement ............................           70,919
     Prepaid Trustees' Fees and Expenses .............................              966
     Prepaid Expenses and Other Assets ...............................              248
--------------------------------------------------------------------------------------------
          Total Assets ...............................................      474,482,946
--------------------------------------------------------------------------------------------
   LIABILITIES
     Payable for Investments Purchased ...............................       32,961,563
     Dividends Payable ...............................................        1,395,996
     Payable for Shares of Beneficial Interest Redeemed ..............          716,163
     Advisory Fee Payable ............................................           87,117
     Administrative Services Fee Payable .............................           16,281
     Fund Services Fee Payable .......................................              247
     Administration Fee Payable ......................................              120
     Accrued Expenses and Other Liabilities ..........................           86,929
--------------------------------------------------------------------------------------------
          Total Liabilities ..........................................       35,264,416
--------------------------------------------------------------------------------------------
          Net Assets .................................................     $439,218,530
--------------------------------------------------------------------------------------------
   NET ASSETS
   Institutional Shares
     Applicable to 197,642,880 par value $0.001, unlimited
       shares authorized shares of Beneficial Interest outstanding ...     $395,345,656
--------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price per Share ............................................     $       2.00
--------------------------------------------------------------------------------------------
   Select Shares
     Applicable to 21,902,828 shares of Beneficial Interest
       outstanding par value $0.001, unlimited shares authorized .....     $ 43,872,874
--------------------------------------------------------------------------------------------
          Net Asset Value, Offering and Redemption
          Price per Share ............................................     $       2.00
--------------------------------------------------------------------------------------------
   ANALYSIS OF NET ASSETS
     Paid-In Capital .................................................     $438,685,953
     Distributions in Excess of Net Investment Income ................           (3,928)
     Accumulated Net Realized Loss ...................................         (655,357)
     Net Unrealized Appreciation on Investments ......................        1,191,862
--------------------------------------------------------------------------------------------
          Net Assets .................................................     $439,218,530
--------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For The Six Months Ended
          April 30, 2001 (unaudited)

                                                                        J.P. Morgan
                                                      J.P. Morgan       Bond Fund --
                                                       Bond Fund       Advisor Series
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
   INCOME
     Allocated Investment Income
     from Portfolio ..............................    $ 9,050,642          $18,627
     Allocated Portfolio Expenses ................       (452,584)            (931)
----------------------------------------------------------------------------------------
     Investment Income Allocated
     from Portfolio ..............................      8,598,058           17,696
----------------------------------------------------------------------------------------
   FUND EXPENSES
     Shareholder Servicing Fee ...................        324,881              129
     Administrative Services Fee .................         30,556               61
     Financial and Fund Accounting
     Services Fee ................................         25,731           20,945
     Registration Fees ...........................          9,413               53
     Transfer Agent Fees .........................         21,730           11,048
     Professional Fees and Expenses ..............          6,168            4,902
     Fund Services Fee ...........................          1,650                6
     Trustees' Fees and Expenses .................          1,214               36
     Administration Fee ..........................          1,268                4
     Printing Expenses ...........................          4,849            4,142
     Distribution Fee ............................              4              647
     Miscellaneous Expenses ......................          5,304              962
----------------------------------------------------------------------------------------
          Total Fund Expenses ....................        432,768           42,935
----------------------------------------------------------------------------------------
     Less: Reimbursement of Fund Expenses ........             --          (41,416)
----------------------------------------------------------------------------------------
          Net Fund Expenses ......................        432,768            1,519
----------------------------------------------------------------------------------------
            Net Investment Income ................      8,165,290           16,177
----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain on Investment
     Allocated from Portfolio ....................      7,239,921           14,912
     Change in Net Unrealized Appreciation/
     Depreciation on Investment Allocated
     from Portfolio ..............................       (916,813)            (645)
----------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
     from Operations .............................    $14,488,398          $30,444
----------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For The Six Months Ended
          April 30, 2001 (unaudited)

                                                      J.P. Morgan
                                                     Institutional      J.P. Morgan
                                                      Bond Fund --     Institutional
                                                         Ultra           Bond Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
   INCOME
     Allocated Investment Income from Portfolio ...   $16,946,039      $31,890,357
     Allocated Portfolio Expenses .................      (847,506)      (1,595,055)
----------------------------------------------------------------------------------------
     Investment Income Allocated from Portfolio ...    16,098,533       30,295,302
----------------------------------------------------------------------------------------
   FUND EXPENSES
     Shareholder Servicing Fee ....................       121,666          458,341
     Administrative Services Fee ..................        57,216          107,825
     Financial and Fund Accounting Services Fee ...        20,938           24,380
     Registration Fees ............................        11,026           14,510
     Transfer Agent Fees ..........................        10,548           12,314
     Professional Fees and Expenses ...............         6,488            7,674
     Fund Services Fee ............................         3,069            5,866
     Trustees' Fees and Expenses ..................         2,232            4,777
     Administration Fee ...........................         2,375            4,487
     Printing Expenses ............................         4,247            4,115
     Amortization of Organization Expenses ........           690               --
     Miscellaneous Expenses .......................         3,278            5,453
----------------------------------------------------------------------------------------
          Total Fund Expenses .....................       243,773          649,742
----------------------------------------------------------------------------------------
     Less: Reimbursement of Fund Expenses .........      (237,252)              --
----------------------------------------------------------------------------------------
          Net Fund Expenses .......................         6,521          649,742
----------------------------------------------------------------------------------------
            Net Investment Income .................    16,092,012       29,645,560
----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain on Investment
     Allocated from Portfolio .....................    13,329,294       25,419,152
     Change in Net Unrealized Appreciation/
     Depreciation on Investment Allocated
     from Portfolio ...............................    (1,753,293)         321,427
----------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
     from Operations ..............................   $27,668,013      $55,386,139
----------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For The Six Months Ended
          April 30, 2001 (unaudited)

                                                                        J.P. Morgan
                                                      J.P. Morgan      Institutional
                                                      Short Term        Short Term
                                                       Bond Fund         Bond Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
   INCOME
     Allocated Investment Income
     from Portfolio ...............................    $1,433,669      $14,772,810
     Allocated Portfolio Expenses .................       (65,006)        (666,476)
----------------------------------------------------------------------------------------
     Investment Income Allocated
     from Portfolio ...............................     1,368,663       14,106,334
----------------------------------------------------------------------------------------
   FUND EXPENSES
     Shareholder Servicing Fee ....................        53,986          222,159
     Administrative Services Fee ..................         5,076           52,250
     Financial and Fund Accounting
     Services Fee .................................        17,663           20,577
     Registration Fees ............................         7,781           11,949
     Transfer Agent Fees ..........................        12,993            9,921
     Professional Fees and Expenses ...............         5,745            6,985
     Fund Services Fee ............................           267            2,807
     Trustees' Fees and Expenses ..................           225            2,292
     Administration Fee ...........................           210            2,172
     Printing Expenses ............................         4,259            3,904
     Miscellaneous Expenses .......................         2,187            5,198
----------------------------------------------------------------------------------------
          Total Fund Expenses .....................       110,392          340,214
----------------------------------------------------------------------------------------
     Less: Reimbursement of Fund Expenses .........       (45,832)        (340,214)
----------------------------------------------------------------------------------------
          Net Fund Expenses .......................        64,560               --
----------------------------------------------------------------------------------------
            Net Investment Income .................     1,304,103       14,106,334
----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain on Investment
     Allocated from Portfolio .....................       188,123        2,155,597
     Change in Net Unrealized Appreciation/
     Depreciation on Investment Allocated
     from Portfolio ...............................       345,431        4,659,652
----------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
     from Operations ..............................    $1,837,657      $20,921,583
----------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For The Six Months Ended
          April 30, 2001 (unaudited)

                                                                        J.P. Morgan
                                                      J.P. Morgan      Institutional
                                                   Global Strategic   Global Strategic
                                                      Income Fund        Income Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
   INCOME
     Allocated Investment Income
     from Portfolio ..............................       $283,743       $6,449,782
     Allocated Portfolio Expenses ................        (21,504)        (487,899)
----------------------------------------------------------------------------------------
     Investment Income Allocated
     from Portfolio ..............................        262,239         5,961,883
----------------------------------------------------------------------------------------
   FUND EXPENSES
     Shareholder Servicing Fee ...................          8,706           79,237
     Financial and Fund Accounting
     Services Fee ................................         24,795           24,795
     Administrative Services Fee .................            819           18,635
     Transfer Agent Fees .........................         11,753            9,857
     Professional Fees and Expenses ..............          5,687            6,423
     Registration Fees ...........................          7,264            6,408
     Printing Expenses ...........................          4,705            3,607
     Amortization of Organization Expenses .......          3,746            3,505
     Fund Services Fee ...........................             45            1,008
     Trustees' Fees and Expenses .................             42              844
     Administration Fee ..........................             34              774
     Miscellaneous Expenses ......................          2,668            4,724
----------------------------------------------------------------------------------------
          Total Fund Expenses ....................         70,264          159,817
----------------------------------------------------------------------------------------
     Less: Reimbursement of Fund Expenses ........        (56,944)        (132,678)
----------------------------------------------------------------------------------------
          Net Fund Expenses ......................         13,320           27,139
----------------------------------------------------------------------------------------
            Net Investment Income ................        248,919        5,934,744
----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Loss on Investment
     Allocated from Portfolio ....................       (122,325)      (2,906,087)
     Change in Net Unrealized Appreciation/
     Depreciation on Investment Allocated
     from Portfolio ..............................        191,681        3,917,257
----------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
     from Operations .............................       $318,275       $6,945,914
----------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS For The Six Months Ended
          April 30, 2001 (unaudited)

                                                        J.P. Morgan
                                                         Tax Aware
                                                          Enhanced
                                                        Income Fund
------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------
   INCOME
     Interest Income .................................   $8,301,217
     Dividend Income .................................      259,912
     Dividend income from affiliated investments* ....       18,255
------------------------------------------------------------------------
     Investment Income ...............................    8,579,384
------------------------------------------------------------------------
EXPENSES
     Advisory Fee ....................................      457,094
     Shareholder Servicing Fee - Institutional Shares.      164,605
     Administrative Services Fee .....................       85,961
     Shareholder Servicing Fee - Select Shares .......       45,583
     Custodian Fees and Expenses .....................       35,083
     Registration Fee ................................       20,849
     Transfer Agent Fee ..............................       19,222
     Professional Fees and Expenses ..................       18,843
     Financial and Fund Accounting Expenses ..........       14,877
     Printing Expenses ...............................        9,151
     Fund Services Fee ...............................        2,280
     Trustees' Fees and Expenses .....................        1,035
     Administration Fee ..............................          982
     Miscellaneous Expenses ..........................        4,309
------------------------------------------------------------------------
          Total Expenses .............................      879,874
------------------------------------------------------------------------
     Less: Reimbursement of Expenses .................     (372,508)
------------------------------------------------------------------------
          Net Expenses ...............................      507,366
------------------------------------------------------------------------
            Net Investment Income ....................    8,072,018
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
     Investment Transactions .........................      930,632
     Futures, Options, and Swaps .....................     (110,629)
------------------------------------------------------------------------
     Net Realized Gain ...............................      820,003
------------------------------------------------------------------------
     Change in Net Unrealized
     Appreciation on Investments .....................      758,156
------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
     from Operations .................................   $9,650,177
------------------------------------------------------------------------

* Including reimbursements of $175


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                           JPMORGAN FUNDS
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED.

                                                                                                             J.P. Morgan Bond Fund -
                                                                                J.P. Morgan Bond Fund             Advisor Series
                                                                              -------------------------      -----------------------
                                                                                11/1/00         Year          11/1/00     9/15/2000*
                                                                                Through         Ended         Through      Through
                                                                                4/30/01       10/31/00        4/30/01     10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net Investment Income ................................................   $8,165,290    $14,045,226        $16,177        $507
     Net Realized Gain (Loss) on Investments Allocated from
      Portfolio ...........................................................    7,239,921     (2,880,733)        14,912        (530)
     Change in Net Unrealized Appreciation/Depreciation
     on Investment Allocated from Portfolio ...............................     (916,813)     3,149,156           (645)     (1,110)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting from
         operations .......................................................   14,488,398     14,313,649         30,444      (1,133)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net Investment Income ................................................   (8,128,281)   (14,045,226)       (16,087)       (506)
     In Excess of Net Investment Income ...................................           --        (44,478)            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders ...............................   (8,128,281)   (14,089,704)       (16,087)       (506)
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Shares of Beneficial Interest Sold .....................   73,396,395     97,701,933             --     500,225
     Reinvestment of Distributions ........................................    7,168,638     12,370,959         16,085         506
     Cost of Shares of Beneficial Interest Redeemed .......................  (54,215,046)  (104,990,468)            --          --
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) from Transactions in Shares of
         Beneficial Interest ..............................................   26,349,987      5,082,424         16,085     500,731
------------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets ...........................   32,710,104      5,306,369         30,442     499,092
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
     Beginning of Period ..................................................  240,180,246    234,873,877        499,092          --
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ........................................................ $272,890,350   $240,180,246       $529,534    $499,092
------------------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income ..................................     $351,749       $314,740           (416)         --
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Shares of Beneficial Interest Sold ...................................    7,190,415      9,970,301             --      49,675
     Shares of Beneficial Interest Reinvested .............................      700,920      1,264,072          1,548          50
     Shares of Beneficial Interest Redeemed ...............................   (5,338,090)   (10,729,024)            --          --
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares of Beneficial Interest .............    2,553,245        505,349          1,548      49,725
------------------------------------------------------------------------------------------------------------------------------------

*  Commencement of operations


    The accompanying notes are an integral part of the financial statements.

JPMORGAN FUNDS
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED.

                                                                             J.P. Morgan Institutional          J.P. Morgan
                                                                                 Bond Fund - Ultra        Institutional Bond Fund
                                                                            -------------------------     -----------------------
                                                                              11/1/00         Year        11/1/00         Year
                                                                              Through        Ended        Through         Ended
                                                                              4/30/01       10/31/00      4/30/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net Investment Income ............................................    $16,092,012    $24,839,517    $29,645,560    $59,610,748
     Net Realized Gain (Loss) on Investments Allocated from
      Portfolio .......................................................     13,329,294     (1,247,646)    25,419,152    (16,526,901)
     Change in Net Unrealized Appreciation/Depreciation
     on Investment Allocated from Portfolio ...........................     (1,753,293)     3,409,845        321,427     16,693,755
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting from
         operations ...................................................     27,668,013     27,001,716     55,386,139     59,777,602
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net Investment Income ............................................    (16,932,639)   (24,839,517)   (29,529,751)   (59,610,748)
     In Excess of Net Investment Income ...............................             --        (55,101)            --       (224,080)
------------------------------------------------------------------------------------------------------------------------------------
        Total Distributions to Shareholders ...........................    (16,932,639)   (24,894,618)   (29,529,751)   (59,834,828)
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Shares of Beneficial Interest Sold .................     97,131,336    208,581,988    169,447,329    221,331,294
     Reinvestment of Distributions ....................................     11,623,643     18,331,445     15,895,748     31,001,244
     Cost of Shares of Beneficial Interest Redeemed ...................    (61,545,628)   (62,249,230)  (210,565,438)  (386,193,891)
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) from Transactions in Shares of
         Beneficial Interest ..........................................     47,209,351    164,664,203    (25,222,361)  (133,861,353)
------------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets .......................     57,944,725    166,771,301        634,027   (133,918,579)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
     Beginning of Period ..............................................    466,026,191    299,254,890    907,411,351  1,041,329,930
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ....................................................   $523,970,916   $466,026,191   $908,045,378   $907,411,351
------------------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income ..............................        $82,267       $922,894       $903,245       $787,436
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Shares of Beneficial Interest Sold ...............................      9,720,203     21,948,445     17,416,024     23,746,817
     Shares of Beneficial Interest Reinvested .........................      1,171,858      1,926,021      1,630,831      3,322,810
     Shares of Beneficial Interest Redeemed ...........................     (6,247,197)    (6,574,913)   (21,608,303)   (41,432,669)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares of Beneficial Interest .........      4,644,864     17,299,553     (2,561,448)   (14,363,042)
------------------------------------------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                            JPMORGAN FUNDS
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED.

                                                                             J.P. Morgan Short Term      J.P. Morgan Institutional
                                                                                    Bond Fund              Short Term Bond Fund
                                                                            -------------------------    ------------------------
                                                                              11/1/00         Year        11/1/00         Year
                                                                              Through        Ended        Through        Ended
                                                                              4/30/01       10/31/00      4/30/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net Investment Income .............................................    $1,304,103     $2,260,752    $14,106,334    $23,284,267
     Net Realized Gain (Loss) on Investments Allocated from
      Portfolio ........................................................       188,123       (488,888)     2,155,597     (4,664,750)
     Net Change in Unrealized Appreciation/Depreciation
     of Investment Allocated from Portfolio ............................       345,431        181,844      4,659,652      1,619,133
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets Resulting from Operations ...........     1,837,657      1,953,708     20,921,583     20,238,650
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net Investment Income .............................................    (1,281,030)    (2,262,091)   (13,866,637)   (23,294,989)
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Shares of Beneficial Interest Sold ..................    45,808,789     32,079,708    159,448,811    277,954,671
     Reinvestment of Distributions .....................................     1,043,789      1,594,871     11,264,429     19,251,550
     Cost of Shares of Beneficial Interest Redeemed ....................   (38,583,476)   (34,457,905)   (98,575,675)  (232,999,634)
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) from Transactions in Shares of
         Beneficial Interest ...........................................     8,292,102       (783,326)    72,137,565     64,206,587
------------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets ........................     8,825,729     (1,091,709)    79,192,511     61,150,248
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
     Beginning of Period ...............................................    37,621,959     38,713,668    415,416,978    354,266,730
------------------------------------------------------------------------------------------------------------------------------------
     End of Period .....................................................   $46,447,688    $37,621,959   $494,609,489   $415,416,978
------------------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income ...............................      $193,308       $170,235       $832,837       $593,140
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Shares of Beneficial Interest Sold ................................     4,693,213      3,336,353     16,396,310     28,944,285
     Shares of Beneficial Interest Reinvested ..........................       107,146        166,066      1,157,325      2,007,149
     Shares of Beneficial Interest Redeemed ............................    (3,959,352)    (3,576,985)   (10,132,296)   (24,208,536)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares of Beneficial Interest ..........       841,007        (74,566)     7,421,339      6,742,898
------------------------------------------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

        JPMORGAN FUNDS
--------------------------------------------------------------------------------
        STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED

                                                                                   J.P. Morgan           J.P. Morgan Institutional
                                                                                Global Strategic              Gobal Strategic
                                                                                   Income Fund                   Income Fund
                                                                            -------------------------    -------------------------
                                                                              11/1/00         Year        11/1/00         Year
                                                                              Through        Ended        Through        Ended
                                                                              4/30/01       10/31/00      4/30/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net Investment Income ..............................................     $248,919       $505,665     $5,934,744    $11,813,429
     Net Realized Loss on Investment Allocated from Portfolio ...........     (122,325)      (113,771)    (2,906,087)    (2,625,909)
     Change in Net Unrealized Appreciation/Depreciation on
      Investment Allocated from Portfolio ...............................      191,681         30,612      3,917,257      1,428,863
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase in Net Assets Resulting from Operations ............      318,275        422,506      6,945,914     10,616,383
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net Investment Income ..............................................     (384,830)      (504,275)    (9,026,038)   (11,789,446)
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Shares of Beneficial Interest Sold ...................      992,816      3,308,036     47,659,159     45,747,049
     Reinvestment of Distributions ......................................      256,220        381,945      4,258,147      6,676,664
     Cost of Shares of Beneficial Interest Redeemed .....................   (1,333,533)    (5,350,569)   (48,128,512)   (70,881,783)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Transactions in Shares of
      Beneficial Interest ...............................................      (84,497)    (1,660,588)     3,788,794    (18,458,070)
------------------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets .........................     (151,052)    (1,742,357)     1,708,670    (19,631,133)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Beginning of Period ................................................    7,330,870      9,073,227    163,453,946    183,085,079
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ......................................................   $7,179,818     $7,330,870   $165,162,616   $163,453,946
------------------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income ................................      $74,286       $210,197     $1,321,173     $4,412,467
------------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Shares of Beneficial Interest Sold .................................      106,693        353,065      5,109,876      4,896,318
     Shares of Beneficial Interest Reinvested ...........................       27,441         37,824        458,173        716,860
     Shares of Beneficial Interest Redeemed .............................     (142,111)      (570,768)    (5,182,175)    (7,599,650)
------------------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Shares of Beneficial Interest ........       (7,977)      (179,879)       385,874     (1,986,472)
------------------------------------------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                           JPMORGAN FUNDS
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)


STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED.

                                                                                                      J.P. Morgan
                                                                                                  Tax Aware Enhanced
                                                                                                      Income Fund
                                                                                              --------------------------
                                                                                                11/1/00          Year
                                                                                                Through          Ended
                                                                                                4/30/01        10/31/00
---------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net Investment Income ..............................................................     $8,072,018      $14,352,435
     Net Realized Gain (Loss) on Investment, Futures, Options, and Swaps ................        820,003       (1,028,069)
     Change in Net Unrealized Appreciation/Depreciation on
        Investments, Futures, Options, and Swaps ........................................        758,156        1,531,766
---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations ...............................      9,650,177       14,856,132
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
     Institutional Shares ...............................................................     (7,323,521)     (13,028,150)
     Select Shares ......................................................................       (766,066)      (1,310,644)
---------------------------------------------------------------------------------------------------------------------------
     Total Distributions from Net Investment Income .....................................     (8,089,587)     (14,338,794)
---------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Proceeds from Shares of Beneficial Interest Sold ...................................    280,507,274      300,932,189
     Reinvestment of Distributions ......................................................      6,517,916       10,939,063
     Cost of Shares of Beneficial Interest Redeemed .....................................   (184,955,718)    (359,345,900)
---------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Transactions in Shares of Beneficial Interest .........    102,069,472      (47,474,648)
---------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets .........................................    103,630,062      (46,957,310)
---------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
     Beginning of Period ................................................................    335,588,468      382,545,778
---------------------------------------------------------------------------------------------------------------------------
     End of Period ......................................................................   $439,218,530     $335,588,468
---------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income ................................................        $(3,928)         $13,641
---------------------------------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                                      J.P. Morgan Bond Fund
                                                              --------------------------------------------------------------------
                                                                  For the
                                                                Six Months
                                                                   Ended                For the Years Ended October 31,
                                                              April 30, 2001  ----------------------------------------------------
                                                                (unaudited)     2000       1999       1998       1997       1996
                                                              --------------  --------   --------   --------   --------   --------
Net Asset Value Per Share, Beginning of Period ...........       $   9.89     $   9.87   $  10.59   $  10.42   $  10.30   $  10.41
                                                                 --------     --------   --------   --------   --------   --------
Income from Investment Operations
  Net Investment Income ..................................           0.32         0.61       0.58       0.65       0.66       0.62
  Net Realized and Unrealized Gain (Loss) on Investment ..           0.28         0.02      (0.60)      0.17       0.18      (0.11)
                                                                 --------     --------   --------   --------   --------   --------
Total From Investment Operations .........................           0.60         0.63      (0.02)      0.82       0.84       0.51
                                                                 --------     --------   --------   --------   --------   --------
Less Distributions to Shareholders from
  Net Investment Income ..................................          (0.32)       (0.61)     (0.59)     (0.65)     (0.65)     (0.62)
  In Excess of Net Investment Income .....................             --        (0.00)(a)     --         --         --         --
  Net Realized Gain ......................................             --           --      (0.11)        --      (0.07)        --
                                                                 --------     --------   --------   --------   --------   --------
Total Distributions to Shareholders ......................          (0.32)       (0.61)     (0.70)     (0.65)     (0.72)     (0.62)
                                                                 --------     --------   --------   --------   --------   --------
Net Asset Value Per Share, End of Period .................       $  10.17     $   9.89   $   9.87   $  10.59   $  10.42   $  10.30
                                                                 ========     ========   ========   ========   ========   ========
Ratios and Supplemental Data
Total Return .............................................           6.05%        6.61%     (0.23%)     8.06%      8.58%      5.13%
  Net Assets, End of Period (in thousands) ...............       $272,890     $240,180   $234,874   $216,285   $169,233   $149,207
Ratios to Average Net Assets(b)
  Net Expenses ...........................................           0.68%        0.69%      0.69%      0.66%      0.68%      0.66%
  Net Investment Income ..................................           6.28%        6.19%      5.72%      6.14%      6.41%      6.08%
  Expenses without Reimbursement .........................           0.68%        0.69%      0.69%      0.66%      0.68%      0.66%
----------------------------------------------------------------------------------------------------------------------------------

(a) Amount is less than $0.005.
(b) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                          JPMORGAN FUNDS
--------------------------------------------------------------------------------
                                        FINANCIAL HIGHLIGHTS (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                                     J.P. Morgan Bond Fund -- Advisor Series
                                                                                     ---------------------------------------
                                                                                          For the         For the Period
                                                                                        Six Months      September 15, 2000
                                                                                           Ended         (commencement of
                                                                                      April 30, 2001    operations) through
                                                                                        (unaudited)      October 31, 2000
                                                                                     ----------------  ---------------------
Net Asset Value Per Share, Beginning of Period .................................           $10.04             $10.00
                                                                                           ------             ------
Income from Investment Operations
  Net Investment Income ........................................................             0.32               0.08
  Net Realized and Unrealized Gain on Investment ...............................             0.29               0.04
                                                                                           ------             ------
Total From Investment Operations ...............................................             0.61               0.12
                                                                                           ------             ------
Less Distributions to Shareholders from
  Net Investment Income ........................................................            (0.32)             (0.08)
                                                                                           ------             ------
Net Asset Value Per Share, End of Period .......................................           $10.33             $10.04
                                                                                           ======             ======
Ratios and Supplemental Data
Total Return ...................................................................             6.09%              1.17%
Net Assets, End of Period (in thousands) .......................................           $  530             $  499
Ratios to Average Net Assets(b)
  Net Expenses .................................................................             0.95%              0.65%
  Net Investment Income ........................................................             6.25%              7.16%
  Expenses without Reimbursement ...............................................            16.96%              1.08%(c)
----------------------------------------------------------------------------------------------------------------------------

(b) Short periods have been annualized.
(c) Reflects the ratio of expenses without reimbursement to average net assets for the current period adjusted for the effects of rounding due to a relatively low level of assets from inception. The actual ratio of expenses without reimbursement to average net assets for the period was 245.23%.


    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                               J.P. Morgan Institutional Bond Fund -- Ultra
                                                                        -----------------------------------------------------------
                                                                            For the                               For the Period
                                                                          Six Months        For the Years        December 15, 1997
                                                                             Ended        Ended October 31,      (commencement of
                                                                        April 30, 2001  ---------------------   operations) through
                                                                          (unaudited)     2000         1999      October 31, 1998
                                                                        --------------  --------     --------   -------------------
Net Asset Value Per Share, Beginning of Period .....................        $   9.61    $   9.60     $  10.17         $  10.03
                                                                            --------    --------     --------         --------
Income from Investment Operations
  Net Investment Income ............................................            0.30        0.65         0.61             0.54
  Net Realized and Unrealized Gain (Loss) on Investment ............            0.27       (0.02)       (0.58)            0.16
                                                                            --------    --------     --------         --------
Total From Investment Operations ...................................            0.57        0.63         0.03             0.70
                                                                            --------    --------     --------         --------
Less Distributions to Shareholders from
  Net Investment Income ............................................           (0.32)      (0.62)       (0.60)           (0.56)
  In Excess of Net Investment Income ...............................              --       (0.00)(a)       --               --
                                                                            --------    --------     --------         --------
Total Distributions to Shareholders ................................           (0.32)      (0.62)       (0.60)           (0.56)
                                                                            --------    --------     --------         --------
Net Asset Value Per Share, End of Period ...........................        $   9.86    $   9.61     $   9.60         $  10.17
                                                                            ========    ========     ========         ========
Ratios and Supplemental Data
Total Return .......................................................            6.09%       6.92%        0.28%            7.17%
Net Assets, End of Period (in thousands) ...........................        $523,971    $466,026     $299,255         $128,250
Ratios to Average Net Assets(b)
  Net Expenses .....................................................            0.35%       0.35%        0.36%            0.37%
  Net Investment Income ............................................            6.61%       6.49%        6.08%            6.28%
  Expenses without Reimbursement ...................................            0.25%       0.42%        0.49%            0.60%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Amount is less than $0.005.
(b) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                          JPMORGAN FUNDS
--------------------------------------------------------------------------------
                                        FINANCIAL HIGHLIGHTS (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                             J.P. Morgan Institutional Bond Fund
                                                        --------------------------------------------------------------------------
                                                            For the
                                                          Six Months
                                                             Ended                For the Years Ended October 31,
                                                        April 30, 2001  ----------------------------------------------------------
                                                          (unaudited)     2000          1999         1998        1997       1996
                                                        --------------  --------     ----------   ----------   --------   --------
Net Asset Value Per Share, Beginning of Period .......     $   9.43     $   9.41     $    10.10   $    10.01   $   9.84   $   9.98
                                                           --------     --------     ----------   ----------   --------   --------
Income from Investment Operations
  Net Investment Income ..............................         0.31         0.60           0.57         0.64       0.65       0.61
  Net Realized and Unrealized Gain (Loss) on
   Investment ........................................         0.26         0.02          (0.57)        0.15       0.18      (0.11)
                                                           --------     --------     ----------   ----------   --------   --------
Total From Investment Operations .....................         0.57         0.62           0.00         0.79       0.83       0.50
                                                           --------     --------     ----------   ----------   --------   --------
Less Distributions to Shareholders from
  Net Investment Income ..............................        (0.31)       (0.60)         (0.57)       (0.63)     (0.64)     (0.61)
  In Excess of Net Investment Income .................           --        (0.00)(a)         --           --         --         --
  Net Realized Gain ..................................           --           --          (0.12)       (0.07)     (0.02)     (0.03)
                                                           --------     --------     ----------   ----------   --------   --------
Total Distributions to Shareholders ..................        (0.31)       (0.60)         (0.69)       (0.70)     (0.66)     (0.64)
                                                           --------     --------     ----------   ----------   --------   --------
Net Asset Value Per Share, End of Period .............     $   9.69     $   9.43     $     9.41   $    10.10   $  10.01   $   9.84
                                                           ========     ========     ==========   ==========   ========   ========
Ratios and Supplemental Data
Total Return .........................................         6.07%        6.83%          0.03%        8.18%      8.78%      5.21%
  Net Assets, End of Period (in thousands) ...........     $908,045     $907,411     $1,041,330   $1,001,411   $912,054   $836,066
Ratios to Average Net Assets(b)
  Net Expenses .......................................         0.49%        0.49%          0.50%        0.49%      0.50%      0.50%
  Net Investment Income ..............................         6.47%        6.37%          5.92%        6.32%      6.59%      6.28%
  Expenses without Reimbursement .....................         0.49%        0.49%          0.51%        0.50%      0.50%      0.53%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Amount is less than $0.005.
(b) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                          J.P. Morgan Short Term Bond Fund
                                                        ------------------------------------------------------------------
                                                            For the
                                                          Six Months
                                                             Ended                For the Years Ended October 31,
                                                        April 30, 2001  --------------------------------------------------
                                                          (unaudited)     2000         1999      1998      1997     1996
                                                        --------------  ---------   --------- --------- --------- --------
Net Asset Value Per Share, Beginning of Period ......       $  9.59      $  9.68     $  9.98   $  9.85   $  9.86   $ 9.84
                                                            -------      -------     -------   -------   -------   ------
Income from Investment Operations
  Net Investment Income .............................          0.29         0.58        0.57      0.56      0.58     0.53
   Net Realized and Unrealized Gain (Loss) on
    Investment ......................................          0.16        (0.09)      (0.31)     0.13     (0.01)    0.02
                                                            -------      -------     -------   -------   -------   ------
Total From Investment Operations ....................          0.45         0.49        0.26      0.69      0.57     0.55
                                                            -------      -------     -------   -------   -------   ------
  Less Distributions to Shareholders from Net
    Investment Income ...............................         (0.29)       (0.58)      (0.51)    (0.56)    (0.58)   (0.53)
   Net Realized Gain ................................            --           --       (0.05)       --        --       --
                                                            -------      -------     -------   -------   -------   ------
Total Distributions to Shareholders .................         (0.29)       (0.58)      (0.56)    (0.56)    (0.58)   (0.53)
                                                            -------      -------     -------   -------   -------   ------
Net Asset Value Per Share, End of Period ............       $  9.75      $  9.59     $  9.68   $  9.98   $  9.85   $ 9.86
                                                            =======      =======     =======   =======   =======   ======
Ratios and Supplemental Data:
Total Return ........................................          4.70%        5.19%       2.70%     7.24%     5.98%    5.77%
  Net Assets, End of Period (in thousands) ..........       $46,448      $37,622     $38,714   $30,984   $14,519   $8,207
Ratios to Average Net Assets(a)
  Net Expenses ......................................          0.60%        0.60%       0.57%     0.50%     0.50%    0.62%
  Net Investment Income .............................          6.03%        6.00%       5.24%     5.66%     5.94%    5.42%
  Expenses without Reimbursement ....................          0.82%        0.82%       0.80%     0.98%     1.38%    1.61%
--------------------------------------------------------------------------------------------------------------------------

(a) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                          JPMORGAN FUNDS
--------------------------------------------------------------------------------
                            FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                   J.P. Morgan Institutional Short Term Bond Fund
                                                        ------------------------------------------------------------------
                                                            For the
                                                          Six Months
                                                             Ended                For the Years Ended October 31,
                                                        April 30, 2001  --------------------------------------------------
                                                          (unaudited)     2000         1999      1998      1997     1996
                                                        --------------  --------   --------   --------   -------  --------
Net Asset Value Per Share, Beginning of Period .....       $   9.58     $   9.67   $   9.96   $   9.84   $  9.85  $  9.83
                                                           --------     --------   --------   --------   -------  -------
Income from Investment Operations
  Net Investment Income ............................           0.31         0.60       0.58       0.59      0.61     0.55
  Net Realized and Unrealized Gain (Loss) on
   Investment ......................................           0.15        (0.08)     (0.29)      0.12     (0.01)    0.02
                                                           --------     --------   --------   --------   -------  -------
Total From Investment Operations ...................           0.46         0.52       0.29       0.71      0.60     0.57
                                                           --------     --------   --------   --------   -------  -------
Less Distributions to Shareholders from
  Net Investment Income ............................          (0.30)       (0.61)     (0.54)     (0.59)    (0.61)   (0.55)
  Net Realized Gain ................................             --           --      (0.04)        --        --       --
                                                           --------     --------   --------   --------   -------  -------
Total Distributions to Shareholders ................          (0.30)       (0.61)     (0.58)     (0.59)    (0.61)   (0.55)
                                                           --------     --------   --------   --------   -------  -------
Net Asset Value Per Share, End of Period ...........       $   9.74     $   9.58   $   9.67   $   9.96   $  9.84  $  9.85
                                                           ========     ========   ========   ========   =======  =======
Ratios and Supplemental Data
Total Return .......................................           4.85%        5.49%      3.03%      7.40%     6.27%    6.01%
  Net Assets, End of Period (in thousands) .........       $494,609     $415,417   $354,267   $232,986   $27,375  $17,810
Ratios to Average Net Assets(a)
   Net Expenses ....................................           0.30%        0.29%      0.29%      0.25%     0.25%    0.37%
   Net Investment Income ...........................           6.34%        6.30%      5.51%      5.84%     6.19%    5.69%
   Expenses without Reimbursement ..................           0.46%        0.47%      0.51%      0.62%     0.96%    1.37%
--------------------------------------------------------------------------------------------------------------------------

(a) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                                 J.P. Morgan Global Strategic Income Fund
                                                                        -----------------------------------------------------------
                                                                            For the                               For the Period
                                                                          Six Months        For the Years        November 5, 1997
                                                                             Ended        Ended October 31,      (commencement of
                                                                        April 30, 2001  ---------------------   operations) through
                                                                          (unaudited)     2000         1999      October 31, 1998
                                                                        --------------  --------     --------   -------------------
Net Asset Value Per Share, Beginning of Period .....................         $ 9.34      $ 9.40       $ 9.77         $ 10.21
                                                                             ------      ------       ------         -------
Income from Investment Operations
  Net Investment Income ............................................           0.34        0.86         0.60            0.70
   Net Realized and Unrealized Gain (Loss) on Investment ...........           0.07       (0.26)       (0.38)          (0.49)
                                                                             ------      ------       ------         -------
Total From Investment Operations ...................................           0.41        0.60         0.22            0.21
                                                                             ------      ------       ------         -------
  Less Distributions to Shareholders from
  Net Investment Income ............................................          (0.51)      (0.66)       (0.59)          (0.63)
  Return of Capital ................................................             --          --           --           (0.02)
                                                                             ------      ------       ------         -------
Total Distributions to Shareholders ................................          (0.51)      (0.66)       (0.59)          (0.65)
                                                                             ------      ------       ------         -------
Net Asset Value Per Share, End of Period ...........................         $ 9.24      $ 9.34       $ 9.40         $  9.77
                                                                             ======      ======       ======         =======
Ratios and Supplemental Data:
Total Return .......................................................           4.45%       6.57%        2.26%           1.97%
  Net Assets, End of Period (in thousands) .........................         $7,180      $7,331       $9,073         $10,166
Ratios to Average Net Assets(a)
  Net Expenses .....................................................           1.00%       1.00%        1.00%           1.00%
  Net Investment Income ............................................           7.14%       7.05%        6.35%           6.24%
  Expenses without Reimbursement ...................................           2.63%       2.50%        1.54%           1.89%
-----------------------------------------------------------------------------------------------------------------------------------

  (a) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                          JPMORGAN FUNDS
--------------------------------------------------------------------------------
                            FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                            J.P. Morgan Institutional Global Strategic Income Fund
                                                     -----------------------------------------------------------------------
                                                                                                           For the Period
                                                      For the Six                                          March 17, 1997
                                                      Months Ended     For the Years Ended October 31,    (commencement of
                                                     April 30, 2001   --------------------------------   operations) through
                                                       (unaudited)      2000        1999        1998      October 31, 1997
                                                     --------------   --------    --------    --------   -------------------
Net Asset Value Per Share, Beginning of Period ...      $   9.29      $   9.35    $   9.72    $  10.16       $  10.00
                                                        --------      --------    --------    --------       --------
Income from Investment Operations
  Net Investment Income ..........................          0.35          0.88        0.62        0.75           0.46
   Net Realized and Unrealized Gain (Loss) on
    Investment ...................................          0.08         (0.25)      (0.37)      (0.45)          0.15
                                                        --------      --------    --------    --------       --------
Total From Investment Operations .................          0.43          0.63        0.25        0.30           0.61
                                                        --------      --------    --------    --------       --------
  Less Distributions to Shareholders from
   Net Investment Income .........................         (0.53)        (0.69)      (0.62)      (0.70)         (0.45)
   Net Realized Gain .............................            --            --          --       (0.02)            --
   Return of Capital .............................            --            --          --       (0.02)            --
                                                        --------      --------    --------    --------       --------
Total Distributions to Shareholders ..............         (0.53)        (0.69)      (0.62)      (0.74)         (0.45)
                                                        --------      --------    --------    --------       --------
Net Asset Value Per Share, End of Period .........      $   9.19      $   9.29    $   9.35    $   9.72       $  10.16
                                                        ========      ========    ========    ========       ========
Ratios and Supplemental Data
Total Return .....................................          4.68%         6.93%       2.62%       2.91%          6.15%
  Net Assets, End of Period (in thousands) .......      $165,163      $163,454    $183,085    $223,700       $105,051
Ratios to Average Net Assets(a)
   Net Expenses ..................................          0.65%         0.65%       0.65%       0.65%          0.65%
   Net Investment Income .........................          7.49%         7.36%       6.70%       6.59%          7.12%
   Expenses without Reimbursement ................          0.82%         0.80%       0.78%       0.83%          1.18%
----------------------------------------------------------------------------------------------------------------------------

(a) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                            J.P. Morgan Tax Aware Enhanced Income Fund
                                                                      -------------------------------------------------------------
                                                                                        Institutional Shares
                                                                      -------------------------------------------------------------
                                                                                                                  For the period
                                                                        For the Six                               April 16, 1999
                                                                        Months Ended           For the           (commencement of
                                                                      April 30, 2001          Year Ended        operations) through
                                                                        (unaudited)        October 31, 2000     October 31, 1999(a)
                                                                      --------------       ----------------     -------------------
Net Asset Value Per Share, Beginning of Period ....................       $   1.99             $   1.99               $   2.00
                                                                          --------             --------               --------
Income from Investment Operations
  Net Investment Income ...........................................           0.04                 0.09                   0.04
   Net Realized and Unrealized Gain (Loss) on Investments .........           0.01                 0.00(b)               (0.01)
                                                                          --------             --------               --------
Total From Investment Operations ..................................           0.05                 0.09                   0.03
                                                                          --------             --------               --------
  Less Distributions to Shareholders from Net Investment Income ...          (0.04)               (0.09)                 (0.04)
                                                                          --------             --------               --------
Net Asset Value Per Share, End of Period ..........................       $   2.00             $   1.99               $   1.99
                                                                          ========             ========               ========
Ratios and Supplemental Data
Total Return ......................................................           2.75%                4.55%                  1.57%
  Net Assets, End of Period (in thousands) ........................       $395,346             $298,901               $354,823
Ratio to Average Net Assets(c)
  Net Expenses (Excluding Dividend Expense) .......................           0.25%                0.25%                  0.25%
  Net Investment Income ...........................................           4.42%                4.43%                  4.01%
  Expenses Without Reimbursement (Including Dividend Expense) .....           0.46%                0.50%                  0.57%
  Portfolio Turnover ..............................................             97%                 172%                    69%
------------------------------------------------------------------------------------------------------------------------------------

(a) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.50251256 to 1)
(b) Less than $0.005.
(c) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                          JPMORGAN FUNDS
--------------------------------------------------------------------------------
                            FINANCIAL HIGHLIGHTS (unaudited) (continued)


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period are as follows:

                                                                               J.P. Morgan Tax Aware Enhanced Income Fund
                                                                      -------------------------------------------------------------
                                                                                            Select Shares
                                                                      -------------------------------------------------------------
                                                                                                                  For the period
                                                                        For the Six                                 May 6, 1999
                                                                       Months Ended            For the           (commencement of
                                                                      April 30, 2001          Year Ended        operations) through
                                                                        (unaudited)        October 31, 2000     October 31, 1999(a)
                                                                      --------------       ----------------     -------------------
Net Asset Value Per Share, Beginning of Period .....................     $  1.99                $  1.99               $  2.00
                                                                         -------                -------               -------
Income from Investment Operations
  Net Investment Income ............................................        0.04                   0.08                  0.04
   Net Realized and Unrealized Gain (Loss) on Investments ..........        0.01                   0.00(b)              (0.01)
                                                                         -------                -------               -------
Total From Investment Operations ...................................        0.05                   0.08                  0.03
                                                                         -------                -------               -------
  Less Distributions to Shareholders from Net Investment Income ....       (0.04)                 (0.08)                (0.04)
                                                                         -------                -------               -------
Net Asset Value Per Share, End of Period ...........................     $  2.00                $  1.99               $  1.99
                                                                         =======                =======               =======
Ratios and Supplemental Data
Total Return .......................................................        2.62%                  4.29%                 1.29%
  Net Assets, End of Period (in thousands) .........................     $43,873                $36,688               $27,723
Ratio to Average Net Assets(c)
  Net Expenses (Excluding Dividend Expense) ........................        0.50%                  0.50%                 0.50%
  Net Investment Income ............................................        4.19%                  4.23%                 3.75%
  Expenses Without Reimbursement (Including Dividend Expense) ......        0.65%                  0.67%                 0.72%
Portfolio Turnover .................................................          97%                   172%                   69%
-----------------------------------------------------------------------------------------------------------------------------------

(a) The figures have been adjusted to reflect a stock split that occurred on July 27, 1999. (7.51256281 to 1)
(b) Amount is less than $0.005.
(c) Short periods have been annualized.


    The Accompanying Notes are an Integral Part of the Financial Statements.

        ------------------------------------------------------------------------
        JPMORGAN FUNDS,
        JPMORGAN INSTITUTIONAL FUNDS AND
        JPMORGAN SERIES TRUST
        NOTES TO FINANCIAL STATEMENTS (unaudited)
        APRIL 30, 2001


      1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      ORGANIZATION -- The J.P. Morgan Funds and J.P. Morgan Institutional Funds organized on November 4, 1992, along with the J.P. Morgan Series Trust organized on August 15, 1996, are all Massachusetts business trusts (the "Trusts"). The Trusts are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The following Funds (collectively, the "Funds") are separate series of the Trusts.

       J.P. Morgan Funds                                     Commencement of Operations
      ----------------------------------------------------------------------------
      J.P. Morgan Bond Fund ("BF")                               March 11, 1988
      J.P. Morgan Short Term Bond Fund ("STB")                   July 8, 1993
      J.P. Morgan Global Strategic Income Fund ("GSI")           November 5, 1997

           J.P. Morgan Institutional Funds                    Commencement of Operations
      -----------------------------------------------------------------------------
      J.P. Morgan Institutional Bond Fund ("IB")                 July 26, 1993
      J.P. Morgan Institutional Bond Fund-- Ultra ("IBFU")       December 15, 1997
      J.P. Morgan Bond Fund-- Advisor Series ("BFA")             September 15, 2000
      J.P. Morgan Institutional Short Term Bond Fund ("ISTB")    July 8, 1993
      J.P. Morgan Institutional Global Strategic Income
         Fund ("IGSI")                                           March 17, 1997

           J.P. Morgan Series Trust
      -----------------------------------------------------------------------------
      J.P. Morgan Tax Aware Enhanced Income Fund ("TAEI")
        Institutional Shares                                     April 16, 1999
        Select Shares                                            May 6, 1999

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Funds.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the
      Funds:

                                                      JPMORGAN FUNDS
--------------------------------------------------------------------------------
               NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


      A. J.P. MORGAN FUNDS AND J.P. MORGAN INSTITUTIONAL FUNDS

      BF, BFA, IB and IBFU invest all of their investable assets in the U.S. Fixed Income Portfolio. STB and ISTB invest all of their investable assets in The Short Term Bond Portfolio. GSI and IGSI invest all of their investable assets in the Global Strategic Income Portfolio. The U.S. Fixed Income Portfolio, the Short Term Bond Portfolio and the Global Strategic Income Portfolio (each a "Portfolio" and, collectively (the "Portfolios"), are diversified open-end management investment companies that have the same investment objectives as the Funds which invest in them. The value of such investments included in the Statements of Assets and Liabilities reflect the Funds' proportionate interest in the net assets of the Portfolios, which at April 30, 2001 were approximately:


         Fund                % of The U.S. Fixed Income Portfolio
         -------------------------------------------------------------------
         BF                                     15.95%
         IB                                     53.42
         IBFU                                   30.60
         BFA                                     0.03

         Fund                 % of The Short Term Bond Portfolio
         -------------------------------------------------------------------
         STB                                     8.71%
         ISTB                                   91.29

         Fund             % of The Global Strategic Income Portfolio
         -------------------------------------------------------------------
         IGSI                                   95.86%
         GSI                                     4.14

         The performance of these Funds are directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

         SECURITY VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios Notes to Financial Statements that are included elsewhere in this report.

         INVESTMENT INCOME -- The Funds earn income, net of expenses, daily on its investment in the Portfolios. All net investment income, realized and unrealized gains and losses of the Portfolios are allocated pro-rata among the Funds and other investors in the Portfolios at the time of such determination.

         B. J.P. MORGAN SERIES TRUST (TAEI)

         SECURITY VALUATIONS -- Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange

   JPMORGAN FUNDS
-------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

         REPURCHASE AGREEMENTS -- TAEI may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Fund's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Fund. It is the policy of the Fund to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Net investment income, excluding shareholder servicing fees and financial and fund accounting fees, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of each day.

         C. GENERAL POLICIES

         SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

         EXPENSES -- Expenses incurred by the Trusts with respect to any two or more Funds in the Trusts are allocated in proportion to the

                                                    JPMORGAN FUNDS
-------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

         net assets of each Fund in each Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

         ORGANIZATION EXPENSES -- GSI and IGSI incurred organization expenses in the amount of $32,800 and $30,864 respectively, which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of each Fund.

         INCOME TAX STATUS -- It is the Funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as regulated investment companies under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income for all Funds except BFA are declared and paid monthly. Distributions from net investment income for BFA are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

      2. TRANSACTIONS WITH AFFILIATES

         A. ADVISORY-- The J.P. Morgan Series Trust on behalf of TAEI, has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 0.25% of the Fund's average daily net assets.

         The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund Investment in an affiliated money market fund. For the six months ended April 30, 2001, Morgan has agreed to reimburse Institutional Shares and Select Shares $156 and $19, respectively, for expenses under this agreement. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

         B. ADMINISTRATIVE SERVICES-- The Trusts have an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the

   JPMORGAN FUNDS
-------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

         administration and operation of the Funds. Under the Services Agreement, the Trusts have agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trusts and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Fund Distributors, Inc. ("FDI"). The portions of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

         Morgan has agreed to reimburse the following Funds to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Funds, including the expenses allocated to the Funds from the Portfolios, exceed the listed percentages of the Funds' average daily net assets.

         Fund                    % of Average Daily Net Assets
         ---------------------------------------------------------------------
         STB                                     0.60%
         ISTB                                    0.30
         GSI                                     1.00
         IGSI                                    0.65
         TAEI
           Institutional Shares                  0.25
           Select Shares                         0.50

         Morgan has agreed to waive and/or reimburse the IBFU expenses (except for those allocated to the Fund by the master portfolio and extraordinary expenses). Morgan will not waive/reimburse fund expenses if such waiver/reimbursement would cause total operating expenses to be less than 0.35%, and in no case will total operating expenses exceed 0.40%.

         C. CO-ADMINISTRATION -- The Trusts have retained FDI, a registered broker-dealer, to serve as the co-administrator and distributor for the Funds. Under a Co-Administration Agreement between FDI and the Trusts, FDI provides administrative services necessary for the operations of the Funds, furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers affiliated with FDI. The Funds have agreed to pay FDI fees equal to their allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portions of this charge payable by the Funds is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services. As

                                                    JPMORGAN FUNDS
-------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

         of April 10, 2001, J.P. Morgan Fund Distributors, Inc. a wholly owned subsidiary of The Bisys Group Inc., became the Funds' Distributor.

         D. DISTRIBUTION PLAN -- The Trust, on behalf of BFA, has a Distribution Plan with respect to services related to distributing Fund shares, which authorizes it to compensate certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect to these services. The agreement provides for the Fund to pay a fee for these services which is computed daily and paid monthly at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. The amount paid to such institutions is based on the daily value of shares owned by their clients.

         E. SHAREHOLDER SERVICING -- The Trusts have a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the following Funds to pay Morgan a fee for these services that is computed daily and paid monthly at the listed annual rates of the average daily net assets of the Funds.

         Fund                    % of Average Daily Net Assets
         ----------------------------------------------------------------
         BF                                      0.25%
         BFA                                     0.05
         IBFU                                    0.25
         IB                                      0.25
         STB                                     0.25
         ISTB                                    0.25
         GSI                                     0.25
         IGSI                                    0.10
         TAEI
           Institutional Shares                  0.10
           Select Shares                         0.25

         Morgan, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes BF, GSI, STB, and TAEI shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. BF, GSI, STB and TAEI are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trusts and Morgan is terminated, the BF, GSI, STB and TAEI would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   JPMORGAN FUNDS
-------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         F. FUND SERVICES -- The Trusts have a Fund Services Agreement with Pierpont Group Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trusts' affairs. The Trustees of the Trusts represent all the existing shareholders of PGI.

         G. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trusts; and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Funds' allocated portion of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such compensation and benefits included in the Fund Services Fee shown on the Statements of Operations were:

         Fund                 Allocated Trustees' Fees & Expenses
         ---------------------------------------------------------------------
         BF                                   $310
         BFA                                     1
         IBFU                                  580
         IB                                  1,120
         STB                                    50
         ISTB                                  530
         GSI                                    10
         IGSI                                  190
         TAEI                                  430

      3. INVESTMENT TRANSACTIONS

      During the six-months ended April 30, 2001, TAEI purchased $33,860,983 and sold $42,684,001 of investment securities other than U.S. government securities and short-term investments. Purchases and sales of U.S. government securities other than short-term investments were $422,710,755 and $306,754,683, respectively.

                                                    JPMORGAN FUNDS
-------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

      4. CAPITAL SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of one or more series. Transactions in shares of TAEI were as follows:

                                             For the Six Months Ended          For the Year Ended
                                            April 30, 2001 (unaudited)          October 31, 2000
                                           ---------------------------    ----------------------------
                                              Shares         Amount           Shares        Amount
                                           -----------   -------------    ------------   -------------
      Institutional Shares
         Shares Sold                       123,801,011   $ 247,705,380     125,846,264   $ 250,111,358
         Reinvestment of Distributions       2,912,419       5,825,472       4,919,503       9,773,626
         Shares Redeemed                   (79,160,489)   (158,486,936)   (159,311,407)   (316,243,626)
                                           -----------   -------------    ------------   -------------
           Net Increase (Decrease)          47,552,941   $  95,043,916     (28,545,640)  $ (56,358,642)
                                           ===========   =============    ============   =============

      Select Shares
         Shares Sold                        16,348,224   $  32,801,894      25,548,682   $  50,820,831
         Reinvestment of Distributions         345,683         692,444         586,552       1,165,437
         Shares Redeemed                   (13,203,906)    (26,468,782)    (21,677,254)    (43,102,274)
                                           -----------   -------------    ------------   -------------
           Net Increase                      3,490,001   $   7,025,556       4,457,980   $   8,883,994
                                           ===========   =============    ============   =============

      From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

      5. BANK LOANS

      The Funds may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Funds, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

      6. CONCENTRATIONS OF RISK

      The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

      7. CORPORATE EVENT

      The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Funds' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Funds' Advisor.

   JPMORGAN FUNDS
-------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

      8. SUBSEQUENT EVENTS

      On March 27, 2001, the Board of Trustees of J.P. Morgan Funds and J.P. Morgan Institutional Funds approved agreements and plans of reorganization (the "Reorganization Plans") pursuant to which (i) ISTB will acquire all of the assets and assume all of the liabilities of STB in exchange for Select Class Shares of equal value of ISTB, (ii) IGSI will acquire all of the assets and assume all of the liabilities of GSI in exchange for Select Class Shares of equal value of IGSI, and (iii) IB will acquire all of the assets and assume all of the liabilities of BF and IBFU in exchange for Select Class Shares and Ultra Shares of equal value, respectively, of IB(the "Reorganizations"). Concurrent with the Reorganizations, the surviving Funds will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. Each Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting shares of each of the acquired Funds. A Special Meeting of Shareholders (the "Meeting") of the acquired Funds will be held on July 3, 2001 to vote on the Reorganization Plans. Only shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. If the Reorganization Plans are approved at the Meeting, the Reorganizations are expected to become effective on or about September 1, 2001, or such other date agreed to by the parties to the Reorganization Plans.

      IB has also entered into agreements and plans of reorganization with (i) JPMorgan Bond Fund II(formerly, Chase Vista Bond Fund), a series of Mutual Select Group ("MFSG"), and (ii) JPMorgan Intermediate Bond Fund (formerly, Chase Vista Intermediate Bond Fund), also a series of MFSG (the "Concurrent Reorganizations"). If the Concurrent Reorganizations are approved by the shareholders of these other funds and certain other conditions are met, these other funds will also be reorganized into IB.

      In connection with the Reorganizations and the Concurrent Reorganizations, it is anticipated that the Trusts will terminate their agreements with PGI.

      The Trustees have also approved an increase in the Funds' administration fee. Effective, August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. Morgan, however, has contractually agreed to waive fees payable to it and to reimburse expenses so that the Funds' actual total operating expenses will remain the same for a period of three years.

                                                    JPMORGAN FUNDS
-------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

      Effective May 1, 2001, BISYS Fund Services, L.P. ("BISYS"), an indirect wholly owned subsidiary of The BISYS Group, Inc., has been named as the Funds Sub-Administrator. For its services as Sub-Administrator, BISYS will receive a portion of the fees payable to Morgan as Administrator. FDI will no longer serve as the Funds' co-administrator. On April 11, 2001, The BISYS Group, Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

      Effective May 8, 2001, all shares of BFA were redeemed in cash resulting in the closure of the Fund.

THE FIXED INCOME PORTFOLIOS
-------------------------------------------------------------------
SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)

      (The following pages should be read in conjunction with J.P. Morgan Bond Fund, J.P. Morgan Bond Fund - Advisor Series, J.P. Morgan Institutional Bond Fund - Ultra, J.P. Morgan Institutional Bond Fund, J.P. Morgan Short Term Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, J.P. Morgan Global Strategic Income Fund, J.P. Morgan Institutional Global Strategic Income Fund, J.P. Morgan Tax Aware Enhanced Income Fund Semi-Annual Financial Statements)






                       See notes to financial statements.

         -----------------------------------------------------------------------
         U.S. FIXED INCOME PORTFOLIO
         SCHEDULE OF INVESTMENTS


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 12.3%
             Financial Services -- 12.3%
$ 7,000,000  AMLT, Series 1997-2, Class A3, 7.30%, 10/25/22         $  7,044,842
 10,000,000  Citibank Credit Card Master Trust I, Series 1998-9,
               Class A, 5.30%, 1/9/06                                 10,000,000
 15,000,000  Conseco Finance Securitization Corp., Series 2000-5,
               Class A3 SEQ, 7.21%, 2/1/32                            15,562,500
 26,400,000  Conseco Finance Vehicle Trust, Series 2000 B,
               Class A2 SEQ, 6.74%, 8/15/03                           26,730,000
 18,644,762  Contimortgage Home Equity Loan Trust,
               Series 1997-4, Class A5, 6.44%, 12/15/12               18,772,852
 21,000,000  Daimler-Benz Vehicle Trust, Series 1998 A,
               Class A4 SEQ, 5.22%, 12/22/03                          21,032,760
  5,000,000  First USA Credit Card Master Trust, Series 1999-1,
               Class C, 6.42%, 10/19/06                                5,046,875
  5,000,000  Ford Credit Auto Owner Trust, Series 1998 C,
               Class D, 7.70%, 1/15/04                                 5,066,405
  5,000,000  Ford Credit Auto Owner Trust, Series 1999 A,
               Class D, 8.00%, 6/15/04                                 5,128,125
 11,000,000  Ford Credit Auto Owner Trust, Series 2000 D,
               Class A2 SEQ, 7.06%, 4/15/03                           11,055,000
 14,353,786  Green Tree Financial Corp., Series 1993-3,
               Class B, 6.85%, 10/15/18                               12,990,176
 10,000,000  Green Tree Financial Corp., Series 1999-5,
               Class B1, 9.20%, 4/1/31                                 9,296,800
 27,000,000  MMCA Automobile Trust, Series 2000 1,
               Class A3 SEQ, 7.00%, 6/15/04                           27,700,110
 19,855,000  Sears Credit Account Master Trust, Series 1999-2,
               Class A, 6.35%, 2/16/07                                20,227,281
 50,000,000  Westo, Series 2000 C, Class A3, 7.07%, 2/20/05           51,289,050
            ------------------------------------------------------------------------
             Total Asset-Backed Securities                           246,942,776
             (Cost $244,546,209)
            ------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.5%
             Financial Services -- 6.5%
  4,900,000  COMM, Series 2000 FL2A, Class H-NW, Floater,
               6.37%, 5/15/01                                          4,900,000
  8,922,000  COMM, Series 2000 FL3A, Class LWS, Floater,
               6.47%, 5/15/01                                          8,922,000
  7,000,000  COMM, Series 2000 FL3A, Class LWT, Floater,
               6.32%, 5/15/01                                          7,000,000
 10,000,000  Commercial Mortgage Acceptance Corp.,
               Series 1998-C2, Class D, 6.75%, 5/1/01                  9,748,440
 17,360,000  CS First Boston Mortgage Securities Corp.,
               Series 2001 CF2, Class A3, 6.24%, 11/15/09             17,446,800
 21,545,000  CS First Boston Mortgage Securities Corp.,
               Series 2001 CK1, Class A3, 6.38%, 12/18/10             21,329,550
    173,374  FHLMC, Series 1980, Class C, SEQ, 6.85%, 10/15/21           173,535
  4,913,762  FHLMC, STRIPS, IO, 7.00%, 4/1/30                            956,611
  8,895,000  GMAC Commercial Mortgage Securities Inc.,
               Series 1997 C1, Class A3 SEQ, 6.87%, 8/15/07            9,156,291
 19,520,000  Green Tree Home Improvement Loan Trust,
               Series 1998-E, Class, 6.62%, 7/15/27                   19,666,400
  4,000,000  GS Mortgage, 6.73%, 2/15/16                               3,813,576
  5,000,000  GS Mortgage, Series 2000 F, Floater, 6.77%, 5/15/01       5,000,000


    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     COLLATERLIZED MORTGAGE OBLIGATIONS -- CONTINUED
------------------------------------------------------------------------------------
             Financial Services -- Continued
$16,950,000  Heller Financial Commercial Mortgage Asset,
               Series 1999-PH1, Class A2 SEQ, 6.85%, 5/15/31        $  7,137,865
  2,500,000  PNC Mortgage Acceptance Corp., Series 2000 C1,
               Class A2 SEQ, 7.61%, 2/15/10                           13,501,950
 20,205,000  PNC Mortgage Acceptance Corp., Series 2001 C1,
               Class A2 SEQ, 6.36%, 3/12/11                           19,892,449
  2,253,150  SACO I Inc. Series 1997-2, Class 1A5 SEQ,
               7.00%, 8/25/36                                          2,221,466
    432,055  Vendee Mortgage Trust, Series 1997-1, Class 2C,
               SEQ, 7.50%, 9/15/17                                       433,943
            ------------------------------------------------------------------------
             Total Collateralized Mortgage Obligations               151,300,876
             (Cost $149,862,253)
            ------------------------------------------------------------------------

             CORPORATE BONDS -- 18.0%
             Airlines -- 1.3%
  6,000,000  Continental Airlines Inc., 6.70%, 6/15/21                 5,896,800
  8,500,000  United Airlines Inc., 7.19%, 4/1/11                       8,712,160
 11,035,000  US Airways Inc., 7.08%, 3/20/21                          11,067,443
                                                                    --------------
                                                                      25,676,403
             Banks -- 1.5%
  9,785,000  Bank of America Corp., 7.40%, 1/15/11                    10,185,891
  8,500,000  Capital One Bank, 8.25%, 6/15/05                          8,768,600
  9,975,000  First Union National Bank, 7.80%, 8/18/10                10,663,575
                                                                    --------------
                                                                      29,618,066
             Chemicals -- 0.4%
  1,795,000  Huntsman ICI Chemicals LLC, 10.13%, 7/1/09                1,835,388
  1,510,000  Lyondell Chemical Co., Series B, 9.88%, 5/1/07            1,559,075
  5,110,000  Rohm & Haas Co., 7.85%, 7/15/29                           5,330,036
                                                                    --------------
                                                                       8,724,499
             Construction & Real Property -- 0.1%
  1,670,000  DR Horton Inc., 9.75%, 9/15/10                            1,653,300
             Defense/Aerospace -- 0.5%
  1,070,000  BE Aerospace Inc., 8.88%, 5/1/11                          1,039,292
  8,530,000  Lockheed Martin Corp., 8.20%, 12/1/09                     9,280,128
                                                                    --------------
                                                                      10,319,420
             Electrical Utility -- 0.9%
    506,000  Cogentrix Energy, Inc., Series 1999 B,
               8.75%, 10/15/08                                           518,574
  4,025,000  Dominion Resources Inc., Series 2000 A,
               8.13%, 6/15/10                                          4,302,403
  7,940,000  Dominion Resources Inc., Series 2000 B,
               7.63%, 7/15/05                                          8,310,004
  4,500,000  Dynegy Holdings Inc., 6.88%, 4/1/11                       4,386,420
                                                                    --------------
                                                                      17,517,401
             Energy -- 0.4%
  2,490,000  Chesapeake Energy Corp., 9.63%, 5/1/05                    2,720,325
  3,040,000  Chesapeake Energy Corp., 8.13%, 4/1/11                    2,948,800
  1,915,000  CMS Energy Corp., 8.50%, 4/15/11                          1,902,610
                                                                    --------------
                                                                       7,571,735


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     CORPORATE BONDS -- CONTINUED
------------------------------------------------------------------------------------
             Energy Reserves & Production -- 0.6%
$ 7,115,000  Amerada Hess Corp., 7.88%, 10/1/29                     $  7,414,541
    350,000  Williams Cos., Inc., 6.20%, 8/1/02                          352,944
  4,000,000  Williams Cos., Inc., 7.50%, 1/15/31                       3,782,680
                                                                    --------------
                                                                      11,550,165
             Finance -- 0.3%
  6,300,000  Verizon Global Funding Corp., 7.75%, 12/1/30              6,571,278
                                                                    --------------

             Financial Services -- 5.0%
  3,400,000  CitiFinancial, 8.70%, 6/15/10                             3,852,200
  3,490,000  Comdisco, Inc., 6.38%, 11/30/01                           2,338,300
  5,000,000  ERAC USA Finance Co., 144A, 6.38%, 5/15/03                4,986,800
  4,000,000  ERAC USA Finance Co., 8.00%, 1/15/11                      4,095,000
 16,940,000  Ford Motor Credit Co., 7.38%, 10/28/09                   17,387,091
 15,000,000  Ford Motor Credit Co., 7.88%, 6/15/10                    15,933,450
 10,925,000  General Motors Acceptance Corp., 5.85%, 1/14/09          10,267,424
  6,175,000  General Motors Acceptance Corp., 7.25%, 3/2/11            6,273,615
  6,500,000  Household Finance Corp., 8.00%, 5/9/05                    6,971,640
  8,185,000  ING Capital Funding Trust III, 8.44%, 12/29/49            8,630,264
  4,475,000  McKesson Financial of Canada, 144A, 6.55%,
               11/1/02                                                 4,423,806
  5,835,000  NGC Corp. Capital Trust, Series 1997 B, 8.32%,
               6/1/27                                                  5,429,993
  1,000,127  Oil Purchase Co., 144A, 7.10%, 4/30/02                      980,125
  8,460,000  UBS Preferred Funding Trust I, VRN, 8.62%,
             10/29/49                                                  9,109,390
                                                                    --------------
                                                                     100,679,098
             Food & Beverage -- 0.2%
  2,640,000  Fleming Companies Inc., 10.13%, 4/1/08                    2,732,400
  1,410,000  Smithfield Foods, Inc., 7.63%, 2/15/08                    1,367,700
            ------------------------------------------------------------------------
                                                                       4,100,100
             Forest Products & Paper -- 0.2%
  5,000,000  Champion International Corp., 7.10%, 9/1/05               5,136,900

             Gas & Water Utilities -- 0.3%
  6,970,000  United Utilities Plc, 6.88%, 8/15/28                      5,823,505

             Industrial Services -- 0.3%
  3,570,000  Allied Waste Industries, Inc., Series B, 10.00%,
             8/1/09                                                    3,690,488
  3,965,000  Comdisco Inc., 9.50%, 8/15/03                             2,200,575
                                                                    --------------
                                                                       5,891,063
             Leisure -- 0.3%
    800,000  Mandalay Resort Group, 10.25%, 8/1/07                       840,000
  2,535,000  MGM Mirage Inc., 8.38%, 2/1/11                            2,554,013
  1,700,000  Six Flags, Inc., 9.75%, 6/15/07                           1,785,000
                                                                    --------------
                                                                       5,179,013
             Media -- 1.6%
  4,400,000  Adelphia Communications Corp., 9.38%, 11/15/09            4,295,499
  4,250,000  AT&T Corp. - Liberty Media Group, 8.25%, 2/1/30           3,800,478
  3,050,000  Clear Channel Communications, 7.65%, 9/15/10              3,145,313
  3,350,000  Clear Channel Communications, 7.25%, 10/15/27             3,088,901
  2,500,000  Fox Sports Networks LLC, 8.88%, 8/15/07                   2,600,000

    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     CORPORATE BONDS -- CONTINUED
------------------------------------------------------------------------------------
             Media -- Continued
$ 1,900,000  Lamar Media Corp., 8.63%, 9/15/07                       $ 1,938,000
  2,070,000  Medicom LLC/Capital Corp., 144A, 9.50%, 1/15/13           2,018,250
 10,000,000  TCI Communications, Inc., 8.75%, 8/1/15                  11,095,599
    560,000  Young Broadcasting Inc., 10.00%, 3/1/11                     540,400
                                                                    --------------
                                                                      32,522,440
             Medical Providers & Services -- 0.2%
  1,900,000  HCA - The Healthcare Co., 7.88%, 2/1/11                   1,919,000
  2,550,000  Healthsouth Corp., 10.75%, 10/1/08                        2,741,250
  2,000,000  Mariner Post Accute Network, Inc., Series B,
               9.50%, 4/1/06(y)                                           11,000
                                                                    --------------
                                                                       4,671,250
             Multi-Industry -- 0.2%
  5,000,000  Cendant Corp., 7.75%, 12/1/03                             5,016,000

             Railroads -- 0.1%
  1,533,362  Burlington Northern Railroad Co., 7.33%, 6/23/10          1,597,947

             Real Estate Investment Trust -- 0.1%
  2,200,000  Felcor Lodging LP, 9.50%, 9/15/08                         2,276,710

             Restaurants -- 0.1%
  1,355,000  Tricon Global Restaurants Inc., 8.88%, 4/15/11            1,351,613

             Semiconductor -- 0.3%
  3,125,000  Charter Communications Holdings, LLC/Charter
               Communications Holdings Capital Corp.,
               8.25%, 4/1/07                                           3,000,000
  1,290,000  Charter Communications Holdings, LLC/Charter
               Communications Holdings Capital Corp.,
               11.13%, 1/15/11                                         1,393,200
  1,955,000  Fairchild Semiconductor International Inc.,
               10.50%, 2/1/09                                          1,901,238
                                                                    --------------
                                                                       6,294,438
             Telephone -- 2.1%
  6,720,000  AT&T Corp., 6.50%, 3/15/29                                5,562,346
  3,015,000  COX Enterprises Inc., 7.88%, 9/15/10                      3,101,410
  4,125,000  Global Crossing Holding Ltd., 9.13%, 11/15/06             3,898,125
    800,000  Insight Midwest LP/Insight Capital Inc.,
               10.50%, 11/1/10                                           864,000
  2,200,000  Level 3 Communications Inc., 9.13%, 5/1/08                1,424,500
  3,000,000  McLeodUSA Inc., 9.25%, 7/15/07                            2,340,000
    995,000  McLeodUSA Inc., 8.38%, 3/15/08                              776,100
  1,640,000  Metromedia Fiber Network Inc., 10.00%, 12/15/09           1,090,600
  1,700,000  Nextlink Communications Inc., 10.75%, 6/1/09                841,500
  2,250,000  NTL Communications Corp., 11.88%, 10/1/10                 1,912,500
  5,000,000  Qwest Capital Funding Inc., 7.25%, 2/15/11                5,019,850
    700,000  Qwest Capital Funding Inc., 6.88%, 7/15/28                  614,201
 10,000,000  Sprint Capital Corp., 5.88%, 5/1/04                       9,756,299
  3,780,000  Sprint Capital Corp., 6.88%, 11/15/28                     3,161,327
  1,105,000  Time Warner Telecom Inc., 10.13%, 2/1/11                  1,093,950
  2,000,000  Williams Communications Group, Inc.,
               10.70%, 10/1/07                                           900,000

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     CORPORATE BONDS -- CONTINUED
------------------------------------------------------------------------------------
             Telephone -- Continued
$ 1,000,000  XO Communications, 9.63%, 10/1/07                      $    470,000
                                                                    --------------
                                                                      42,826,708
             Trucking & Shipping & Air Freight -- 0.2%
  4,681,987  FedEx Corp., Series 1999-1, Class C, 8.25%, 1/15/19       4,915,010

             Wireless Telecommunications -- 0.8%
  2,240,000  American Tower Corp., 9.38%, 2/1/09                       2,223,200
  9,000,000  AT&T Wireless Services Inc., 7.88%, 3/1/11                8,964,809
    750,000  Crown Castle International Corp., 3.46%, 5/15/11(y)         551,250
    850,000  Crown Castle International Corp., 10.75%, 8/1/11            901,000
  3,055,000  Nextel Communications, Inc., 9.38%, 11/15/09              2,528,013
  1,190,000  Nextel Communications, Inc., 9.50%, 2/1/11                  983,238
                                                                    --------------
                                                                      16,151,510
            ------------------------------------------------------------------------
             Total Corporate Bonds                                   363,635,572
             (Cost $370,546,506)
            ------------------------------------------------------------------------

             FOREIGN CORPORATE BONDS -- 3.7%
             Banks -- 0.5%
  4,000,000  Barclays Bank Plc, 144A, 8.55%, 9/29/49                   4,310,360
  5,000,000  Royal Bank of Scotland Group Plc, 7.82%, 11/29/49         5,225,000
                                                                    --------------
                                                                       9,535,360
             Electrical Equipment -- 0.1%
  1,785,000  Legrand S.A., 8.50%, 2/15/25                              1,880,801

             Financial Services -- 0.8%
  7,220,000  HSBC Capital Funding LP, 144A, 10.18%, 12/29/49           8,734,900
  4,270,000  HSBC Capital Funding LP, 144A, 9.55%, 12/31/49            4,798,498
  2,250,000  Montell Finance Co. BV, 144A, 8.10%, 3/15/27              1,904,243
                                                                    --------------
                                                                      15,437,641
             Information Services -- 0.4%
  8,760,000  Marconi Corp. Plc, 8.38%, 9/15/30                         7,781,508

             Life & Health Insurance - 0.1%
  2,000,000  Axa, 8.60%, 12/15/30                                      2,120,000

             Telephone -- 1.7%
  4,290,000  British Telecommunications Plc, 8.13%, 12/15/10           4,451,776
 12,120,000  British Telecommunications Plc, 8.63%, 12/15/30          12,604,920
  5,310,000  Deutsche Telekom International Finance BV,
               8.25%, 6/15/30                                          5,161,267
  7,000,000  France Telecom, 7.75%, 3/1/11                             7,056,490
    300,000  Microcell Telecommunications Inc., Series B,
               3.85%, 6/1/06(y)                                          250,500
  1,225,000  Royal KPN NV, 8.00%, 10/1/10                              1,182,615
  5,880,000  Royal KPN NV, 8.38%, 10/1/30                              5,276,242
  1,050,000  Telewest Communications Plc, 9.88%, 2/1/10                  955,500
                                                                    --------------
                                                                      36,939,310
             Wireless Telecommunications -- 0.1%
  1,705,000  KPNQwest BV, 8.13%, 6/1/09                                1,487,613
                                                                    --------------
            ------------------------------------------------------------------------
             Total Foreign Corporate Bonds                            75,182,233
             (Cost $75,595,681)
            ------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
Amount/Shares                                                              Value
------------------------------------------------------------------------------------
     MORTGAGE PASS THRU -- CONTINUED
------------------------------------------------------------------------------------
             MORTGAGE PASS THRU -- 18.5%
$29,270,000  FHLMC, 6.90%, 12/1/10                                  $ 30,102,380
    946,634  FHLMC, 6.00%, 3/1/11 to 4/1/11                              943,084
        330  FHLMC, 12.50%, 8/1/14                                           379
  7,727,751  FHLMC, 6.50%, 6/1/29 to 8/1/30                            7,768,628
  1,704,379  FNMA, 8.00%, 8/1/22 to 6/1/27                             1,766,785
 10,971,980  FNMA, 6.50%, 1/1/28 to 9/1/29                            10,877,596
  3,008,005  FNMA, 7.00%, 7/1/28 to 10/1/29                            3,035,430
 17,000,000  FNMA, TBA, 6.00%, 6/1/16(y)                              16,819,460
105,909,000  FNMA, TBA, 7.00%, 5/1/31 to 6/1/31(y)                   106,651,934
143,425,000  FNMA, TBA, 6.50%, 6/1/31(y)                             141,543,265
    171,244  GNMA, 7.00%, 12/15/08                                       176,702
     56,004  GNMA, 9.00%, 12/15/19                                        59,841
    217,161  GNMA, 8.50%, 5/15/27                                        226,472
 53,564,413  GNMA, 6.50%, 6/15/28 to 5/1/31                           53,195,614
            ------------------------------------------------------------------------
             Total Mortgage Pass Thru                                373,167,570
             (Cost $370,274,939)
            ------------------------------------------------------------------------

             PREFERRED STOCKS -- 0.2%
             Entertainment -- 0.2%
    150,000  AT&T Corp., 10.00%, 5/31/45
             (Cost $4,087,500)                                         3,787,500
                                                                    --------------

             PRIVATE PLACEMENTS -- 0.9%
             Co-Op Apartments -- 0.9%
  4,388,971  180 East End Avenue Note, secured by first
               mortgage and agreement on co-op apartment
               building in New York City, 6.88%, 1/1/29                4,276,789
 10,869,784  200 East 57th Street, secured by first mortgage and agreement on co-op apartment building in
               New York City, 6.50%, 1/1/14                           10,465,101
  3,220,410  81 Irving Place Note, secured by first mortgage and agreement on co-op apartment building in
               New York City, 6.95%, 1/1/29                            3,144,860
            ------------------------------------------------------------------------
             Total Private Placements                                 17,886,750
             (Cost $18,479,165)
            ------------------------------------------------------------------------

             SOVEREIGN GOVERNMENTS AND AGENCIES -- 3.2%
  3,855,000  Federal Republic of Brazil, 14.50%, 10/15/09              4,076,662
  2,490,000  Federal Republic of Brazil, 12.75%, 1/15/20               2,269,013
  2,730,000  Federal Republic of Brazil, 10.13%, 5/15/27               2,027,025
  3,620,000  Federal Republic of Brazil, 11.00%, 8/17/40               2,743,960
  1,767,073  Federal Republic of Brazil C Bond, Series 20 Years,
               8.00%, 4/15/14                                          1,336,349
  2,090,000  Federal Republic of Brazil Discount Bonds,
               Series 30 Year ZL, 5.44%, 10/15/01                      1,520,475
  2,296,471  Federal Republic of Brazil NMB, 5.50%, 10/15/01           1,880,235
  2,085,000  Republic of Bulgaria Discount Bonds, VRN,
               6.31%, 7/28/01                                          1,527,263
  1,960,000  Republic of Bulgaria FLIRB, Series A, 3.00%, 7/28/01      1,474,900
  1,595,000  Republic of Bulgaria IAB, Series PDI, 6.31%, 7/28/01      1,180,300
  2,665,000  Republic of Colombia, 9.75%, 4/23/09 to 4/9/11            2,473,230
  2,895,000  Republic of Colombia, 11.75%, 2/25/20                     2,619,975
  2,920,000  Republic of Peru FLIRB, Series 20 Year, 4.00%, 3/7/17     1,562,200

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

Contracts/Principal
Amount/Shares                                                              Value
------------------------------------------------------------------------------------
     SOVEREIGN GOVERNMENTS AND AGENCIES -- CONTINUED
------------------------------------------------------------------------------------
$ 3,485,000  Republic of Peru PDI, Series 20 Year, 4.50%, 3/7/17    $  2,117,138
  2,315,000  Republic of Philippines, 9.88%, 1/15/19                   1,857,788
  1,170,000  Republic of Turkey, 12.38%, 6/15/09                       1,047,150
    625,000  Republic of Turkey, 11.75%, 6/15/10                         537,500
  1,025,000  Republic of Turkey, 11.88%, 1/15/30                         840,500
  2,905,000  Russian Federation, 10.00%, 6/26/07                       2,327,631
  2,000,000  Russian Federation, 12.75%, 6/24/28                       1,786,600
 10,990,000  Russian Federation, 5.00%, 3/31/30                        4,604,809
  4,215,000  Russian Federation, VRN, 8.25%, 3/31/10                   2,894,441
  4,405,000  State of Qatar, REGS, 9.75%, 6/15/30                      4,717,134
  2,095,000  United Mexican States, 8.63%, 3/12/08                     2,126,425
  2,740,000  United Mexican States, 9.88%, 2/1/10                      2,956,460
  4,230,000  United Mexican States, 11.38%, 9/15/16                    4,944,869
    750,000  United Mexican States, 6.25%, 12/31/19                      653,438
  2,940,000  United Mexican States, 11.50%, 5/15/26                    3,560,340
    865,000  United Mexican States, Series XW, 10.38%, 2/17/09           953,230
            ------------------------------------------------------------------------
             Total Sovereign Governments And Agencies                 64,617,040
             (Cost $65,202,323)
            ------------------------------------------------------------------------

             U.S. GOVERNMENT AGENCY SECURITIES -- 5.1%
 13,700,000  FHLMC, 6.88%, 9/15/10                                    14,511,314
 59,297,000  FNMA, 7.00%, 7/15/05                                     62,919,454
 24,060,000  FNMA, 6.63%, 11/15/10                                    25,063,783
            ------------------------------------------------------------------------
             Total U.S. Government Agency Securities                 102,494,551
             (Cost $98,748,177)
            ------------------------------------------------------------------------

             U.S. TREASURY SECURITIES -- 6.3%
 37,080,000  U.S. Treasury Bonds, 5.75%, 11/15/05                     38,366,305
  4,185,000  U.S. Treasury Bonds, 8.88%, 2/15/19                       5,559,521
  4,150,000  U.S. Treasury Bonds, 8.00%, 11/15/21                      5,168,037
 23,135,000  U.S. Treasury Bonds, 6.13%, 8/15/29                      23,847,095
  1,950,000  U.S. Treasury Bonds, 6.25%, 5/15/30                       2,055,417
 14,600,000  U.S. Treasury Notes, 6.75%, 5/15/05                      15,606,086
 14,950,000  U.S. Treasury Notes, 6.88%, 5/15/06(s)                   16,213,724
  3,190,000  U.S. Treasury Notes, 5.75%, 8/15/10                       3,271,249
 38,155,000  U.S. Treasury STRIPS, PO, 6.13%, 11/15/15(y)             15,972,446
            ------------------------------------------------------------------------
             Total U.S. Treasury Securities                          126,059,880
             (Cost $125,179,023)
            ------------------------------------------------------------------------

             RIGHTS -- 0.0%(z)
             Multi-Industry -- 0.0%(z)
    750,000  United Mexican States Value Recovery Rights,
               Series A, Expiring 6/30/03(i)
             (Cost $9,312)                                                 8,850

             SHORT-TERM INVESTMENTS -- 24.2%
             CERTIFICATES OF DEPOSIT -- 0.2%
  4,000,000  Canadian Imperial Bank of Commerce
               (NY Branch), 5.00%, 6/11/01                             3,999,580

             COMMERCIAL PAPER -- 2.3%
  2,000,000  Cox Enterprises, 4.97%, 5/10/01(y)                        1,996,723
 15,000,000  International Telecommunications Satellite
               Organization, 4.92%, 7/9/01(y)                         14,858,469

    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

Contracts/Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------
$ 5,000,000  Qwest Capital Funding Promissory Notes,
               5.02%, 5/30/01(y)                                    $  4,979,583
 25,000,000  Sprint Capital, 4.45%, 6/19/01(y)                        24,824,045
                                                                    --------------
                                                                      46,658,820
             INVESTMENT COMPANIES -- 21.7%
436,875,506    J.P. Morgan Institutional Prime Money
               Market Fund*                                          436,875,506
            ------------------------------------------------------------------------
             Total Short-Term Investments                            487,533,906
             (Cost $487,522,709)
            ------------------------------------------------------------------------

             OPTIONS PURCHASED -- 0.1%
             Call Options Purchased -- 0.1%
100,000,000   Call Option on Interest Rate Swap, expiring
              2/14/02 if exercised: JPM receives fixed (5.19%)
              JPM pays floating (3 month LIBOR) Swap expires
              2/19/04, European Style                                    507,000
   79,500,00  Call Option on Interest Rate Swap, expiring
              3/14/02 if exercised: JPM receives fixed (5.525%)
              JPM pays floating (3 month LIBOR) Swap expires
              3/18/07, European Style                                     95,400
  54,400,000  Call Option on Interest Rate Swap, expiring 3/27/02 if exercised: JPM receives fixed (5.57%) JPM pays
              floating (3 month LIBOR) Swap expires 4/02/07,
              European Style                                             121,149
  50,000,000  Call Option on USA Treasury Note, 5.00% due
              02/15/11, expiring 06/06/01 @ 100.26
              European Style                                             395,000
  49,000,000  Call Option on USA Treasury Note, 5.00% due
              02/15/11, expiring 06/04/01 @ 102.24
              European Style                                               7,644
  25,000,000  Call Option on USA Treasury Note, 5.75% due
              11/15/05, expiring 05/07/01 @ 105.14
              European Style                                             195,900
  25,000,000  Call Option on Interest Rate Swap, expiring
              5/07/01 if exercised: JPM receives fixed (5.535%)
              JPM pays floating (3 month LIBOR) Swap expires
              05/09/06, European Style                                    25,400
  24,000,000  Call Option on Interest Rate Swap, expiring
              05/07/01 if exercised: JPM receives fixed (6.045%)
              JPM pays floating (3 month LIBOR) Swap expires
              5/09/11, European Style                                      2,352
  17,200,000  Call Option on USA Treasury Note, 5.75% due
              11/15/05, expiring 07/05/01 @ 104.9273
              European Style                                              29,240
            ------------------------------------------------------------------------
             Total Options Purchased                                   1,379,085
             (Cost $3,667,269)
            ------------------------------------------------------------------------
             TOTAL INVESTMENT SECURITIES -- 100.0%                 2,013,996,589
             (Cost $2,013,721,066)
            ------------------------------------------------------------------------

             OPTIONS WRITTEN
             Call Options Written
(75,000,000)  Call Option on FNMA 6.0% due 05/14/01  @ 98.08,
              expiring 05/07/01, European Style                         (64,425)
(50,000,000)  Call Option on FNMA 6.0% due 05/14/01 @ 97.6.,
              expiring 05/07/01, European Style                          (7,800)

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

Contracts/Principal
   Amount                                                                  Value
------------------------------------------------------------------------------------
     OPTIONS WRITTEN -- CONTINUED
------------------------------------------------------------------------------------
$(50,000,000) Call Option on FNMA 6.5% due 06/13/01 @ 100.8.,
              expiring 06/04/01, European Style                     $    (39,050)
 (50,000,000) Call Option on FNMA 7.0% due 05/14/01 @ 100.4375,
              expiring 05/07/01, European Style                         (179,700)
 (50,000,000) Call Option on FNMA 6.0% due 07/16/01 @ 97.5625,
              expiring 07/05/01, European Style                       (1,620,000)
 (50,000,000) Call Option on Interest Rate Swap, expiring 12/19/05
              If exercised: JPM pays fixed (6.43%) receives
              3 month LIBOR Swap expires 2/21/15,
              European Style                                             (62,500)
 (50,000,000) Call Option on Interest Rate Swap, expiring 02/14/02
              If exercised: JPM pays fixed (5.72%) JPM receives
              floating (3 month LIBOR) Swap expires 02/21/12,
              European Style                                            (121,100)
 (40,000,000) Call Option on Interest Rate Swap, expiring 03/14/02,
              If exercised: JPM pays fixed (5.81%) JPM receives
              floating (3 month LIBOR) Swap expires 03/18/12,
              European Style                                            (193,760)
 (29,000,000) Call Option on Interest Rate Swap, expiring 03/27/02
              If exercised: JPM pays fixed (5.89%) JPM receives
              floating (3 month LIBOR) Swap expires 04/02/12,
              European Style                                            (321,900)
 (25,000,000) Call Option on Interest Rate Swap, expiring 10/24/01
              If exercised: JPM pays fixed (5.25%) JPM receives
              floating (3 month LIBOR) Swap expires 10/19/01,
              European Style                                            (246,250)
 (14,500,000) Call Option on FNMA 6.5% due 06/13/01 @ 99.5,
              expiring 06/06/01, European Style                         (182,410)
                                                                    --------------
                                                                      (3,038,895)
             Put Options Written -- 0.2%
 (50,000,000) Put Option on Interest Rate Swap, expiring 12/19/05
              If exercised: JPM pays fixed (6.43%) JPM receives
              floating (3 month LIBOR) Swap expires 12/21/05,
              European Style                                          (3,126,000)
 (50,000,000) Put Option on Interest Rate Swap, expiring 10/24/11
              If exercised: JPM receives fixed (6.75%) JPM pays (3
              month LIBOR) Swap expires 12/21/15, European Style        (507,500)
            ------------------------------------------------------------------------
             Total Options Written                                  $ (3,633,500)
             Proceeds $(9,046,575)
            ------------------------------------------------------------------------

             FUTURES CONTRACTS

                                                                   Unrealized
       Contracts                               Underlying Face    Appreciation
       Purchased            Expiration Dates   Amount at Value   (Depreciation)
------------------------------------------------------------------------------------
 2,028   U.S. Five Year
         Treasury Note         June 2001         $211,165,500      $(2,743,103)
 1,109   U.S. Two Year
         Treasury Note         June 2001          227,899,500          931,647
   467   U.S. Long Bond        June 2001           46,918,906       (1,797,600)
                                               -------------------------------------
                                                 $485,983,906      $(3,609,056)
                                               =====================================

    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                       Value
------------------------------------------------------------------------------------
Futures                                         Underlying Face     Unrealized
Contracts Sold             Expiration Date      Amount at Value     Depreciation
------------------------------------------------------------------------------------
 1,605   U.S. Ten Year
         Treasury Note        June 2001           $166,568,906      $(1,316,635)
                                                  ----------------------------------

SWAP CONTRACTS

                                                                         Unrealized
                                       Expiration        Contracted     Appreciation
      Description                         Dates            Amount      (Depreciation)
------------------------------------------------------------------------------------
Total Return Swap with Credit
Suisse. Payment of 3 month
libor plus 10 bps on Lehman
Brothers Credit Bond Index
(quarterly pay/rec)                     09/30/01        $25,000,000       $(263,366)

Total Return Swap with Credit
Suisse. Payment of 1 month
libor plus 112 bps on Lehman
Brothers Credit BAA index
(monthly pay/rec)                       01/31/02         25,000,000        (287,200)

Interest Rate Swap with
Credit Suisse, treasury price
lock on U.S. Treasury Note
5.75% 11/15/05 Price 104.314408
Pays Negative, Receive Positive          5/14/01         37,600,000        (340,736)

Interest Rate Swap with
Citibank, swap price lock on
U.S. Bond 5.375%, 02/15/31 Price
97.034137 Receive Positive. Pays
Negative                                05/14/01         43,177,500      (1,251,367)

Interest Rate Swap with
Deutsche Bank, treasury
price lock on U.S. Treasury
Note Payment at Maturity
5.75%, 11/15/05 Price 104.321221
Pays negative, Receive Positive         05/14/01         37,500,000        (362,320)

Total Return Swap with
Deutsche Bank, Payment of
3 month libor plus 30 bps on
Lehman Brothers Credit Bond
Index (quarterly pay/rec)               11/30/01         25,000,000        (215,000)

Interest Rate Swap with
Deutsche Bank, Semi Annual
payment of 6.025% Effective
date 05/09/11 Quarterly
Receipt of 3 month libor                05/09/11          6,500,000         (26,800)


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2000 (unaudited)

  Principal
   Amount                                                       Value
------------------------------------------------------------------------------------
                                                  Underlying Face     Unrealized
Futures  Contracts Sold        Expiration Date    Amount at Value    Depreciation
------------------------------------------------------------------------------------
Interest Rate Swap Spread
Lock with Merrill Lynch
Capital Services on current
10 year swap Pays negative,
Receive Positive                   05/15/01         35,000,000          (326,098)

Interest Rate with Merrill
Lynch Capital Services
Quarterly Payment of
3-month libor Semi annual
receipt of 5.5525%                 05/01/06          7,500,000           (25,668)

Interest Rate Swap Price Lock
with Merrill Lynch Capital
Services on 5.75% U.S. Treasury
Note 11/15/05 Price 104.1958
Pays Negative Receive Positive     05/14/01         24,000,000          (597,687)
                                                                    --------------

                                                                     $(3,746,652)
                                                                    ==============


    The Accompanying Notes are an Integral Part of the Financial Statements.

         U.S. FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

 Country of Issue
 of Foreign Bonds                            % of Total Investment Securities
------------------------------------------------------------------------------------
                       Geographic Summary of Investments
                          U.S. Fixed Income Portfolio
                          April 30, 2001 (unaudited)
           BRAZIL                                   0.7%
           BULGARIA                                 0.2
           CANADA                                   0.0
           COLOMBIA                                 0.3
           FRANCE                                   0.6
           MEXICO                                   0.8
           NETHERLANDS                              0.7
           PEOPLES REPUBLIC OF CHINA                0.2
           PERU                                     0.2
           PHILIPPINES                              0.1
           QATAR                                    0.2
           RUSSIAN FEDERATION                       0.6
           TURKEY                                   0.1
           UNITED KINGDOM                           2.2
                                                    -----
                                       Total        6.9%
                                                    =====

FHLMC  -- Federal Home Loan Mortgage Corporation
FLIRB  -- Floating Rate Bonds
FNMA   -- Federal National Mortgage Association
GNMA   -- Government National Mortgage Association
IO     -- Interest only
JPM    -- The U.S. Fixed Income Portfolio
LIBOR  -- London Interbank Offered Rate
PDI    -- Past Due Interest
PO     -- Principal only
SEQ    -- Sequential Payor
STRIPS -- Separate Trading of Registered Interest and Principle Securities.
TBA    -- Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
VRN    -- Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective April 30, 2001.
144A   -- Securities restricted for resale to Qualified Institutional Buyers
(i)    -- Foreign security
(s) -- Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y)    -- Yield to maturity
(z)    -- Category is less than 0.05%.
* -- Affiliated money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.


   The Accompanying Notes are an Integral Part of the Financial Statements.

      ------------------------------------------------------------------------
        SHORT-TERM BOND PORTFOLIO
        SCHEDULE OF INVESTMENTS


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
---------------------------------------------------------------------------------
             Asset-Backed Securities -- 32.7%
             --------------------------------
             Financial Services -- 32.7%
$ 6,475,000  AmeriCredit Automobile Receivables Trust,
               Series 1999 A, Class A4 SEQ, 5.88%, 12/12/05         $  6,584,233
  9,000,000  Associates Automobile Receivables Trust,
               Series 2000-2, Class A3 SEQ, 6.82%, 2/15/05             9,244,692
  5,080,000  Capital Auto Receivables Asset Trust,
               Series 2000-1, Class A4, Series 2000 1,
               Class A4, 7.00%, 1/17/05                                5,176,825
  2,000,000  Carco Auto Loan Master Trust, Series 1999-4,
               Class A, 6.43%, 11/15/04                                2,050,000
  1,125,000  Citibank Credit Card Master Trust I,
               Series 1997-6, Class A, 3.79%, 8/15/06(y)                 922,149
 17,112,000  Citibank Credit Card Master Trust I,
               Series 1998-9, Class A, 5.30%, 1/9/06                  17,111,999
  2,750,000  Comed Transitional Funding Trust,
               Series 1998-1, Class A5 SEQ, 5.44%, 3/25/07             2,748,268
  5,000,000  Connecticut RRB Special Purpose Trust CL&P,
               Series 2001-1, Class A1 SEQ, 4.87%, 3/30/05             5,006,250
 12,000,000  Conseco Finance, Series 2000 B, Class AF2
               SEQ, 7.34%, 2/15/19                                    12,260,628
  5,000,000  Contimortgage Home Equity Loan Trust,
               Series 1999-3, Class A2 SEQ, AS, 6.77%, 1/25/18         5,025,000
  9,000,000  Daimler Chrysler Auto Trust, Series 2000 D,
               Class A3 SEQ, 6.66%, 1/8/05                             9,267,120
    442,193  EQCC Home Equity Loan Trust, Series 1997-3,
               Class A8, 6.41%, 12/15/04                                 449,653
  8,500,000  First USA Credit Card Master Trust, Series 1999-4,
               Class C, Floater, 5.70%, 5/19/01                        8,515,938
  5,000,000  Ford Credit Auto Owner Trust, Series 1998 C,
               Class D, 7.70%, 1/15/04                                 5,066,405
  2,500,000  Green Tree Financial Corp., Series 1999-2,
               Class B1, 8.41%, 12/1/30                                2,347,658
    231,237  Green Tree Recreational, Equipment & Consumer
               Trust, Series 1997 C, Class A1 SEQ, 6.49%, 2/15/18        236,854
  6,040,000  IMC Home Equity Loan Trust, Series 1997 7,
               Class A5 SEQ, 6.76%, 10/20/20                           6,081,495
  7,000,000  MBNA Master Credit Card Trust, Series 1998 D,
               Class C, 6.30%, 12/15/05                                7,079,800
  5,000,000  MBNA Master Credit Card Trust, Series 2000 A,
               Class A, 7.35%, 7/16/07                                 5,300,000
  2,500,000  MMCA Automobile Trust, Series 2000 2,
               Class A2 SEQ, 6.72%, 7/15/03                            2,531,750
  3,500,000  Peco Energy Transition Trust, Series 1999 A,
               Class A4 SEQ, 5.80%, 3/1/07                             3,527,335
 10,000,000  PP&L Transition Bond Co. LLC, Series 1999-1,
               Class A3 SEQ, 6.60%, 3/25/05                           10,218,700
 14,000,000  Prime Credit Card Master Trust, Series 2000 1,
               Class A, 6.70%, 10/15/09                               14,531,999
  2,521,144  Providian Home Equity Loan Trust, Series 1999-1,
               Class A, Floater, 4.80%, 5/25/01                        2,517,993
  5,200,000  Sears Credit Account Master Trust, Series 1996-3,
               Class A, 7.00%, 7/15/08                                 5,395,000
  9,655,000  The Money Store Home Equity Trust,
               Series 1996 C, Class A6 SEQ, 7.69%, 5/15/24             9,823,963


    The Accompanying Notes are an Integral Part of the Financial Statements.

        SHORT-TERM BOND PORTFOLIO
--------------------------------------------------------------------------------
        SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

  Principal
   Amount                                                                  Value
---------------------------------------------------------------------------------
     Asset Backed Securities -- Continued
---------------------------------------------------------------------------------
$15,000,000  WFS Financial Owner Trust, Series 2000 A,
               Class A3 SEQ, 7.22%, 9/20/04                         $ 15,363,284
  5,000,000  World Omni Auto Receivables Trust,
               Series 2001 A, Class A3 SEQ, 5.30%, 2/20/05             5,025,000
            ---------------------------------------------------------------------
             Total Asset-Backed Securities                           179,409,991
             (Cost $176,092,214)
            ---------------------------------------------------------------------
             Collateralized Mortgage Obligations -- 19.3%
            ---------------------------------------------
             Financial Services -- 19.3%
 14,990,824  Bear Stearns Adjustable Rate Mortgage Trust,
               Series 2001-2, Class 2A, 5.75%, 5/25/05                14,990,824
  3,000,000  COMM, Series 2000 FL1A, Class H, Floater,
               6.30%, 5/16/01                                          2,965,317
  2,315,000  COMM, Series 2000 FL3A, Class KWT, Floater,
               6.19%, 5/15/01                                          2,315,000
  7,180,000  CS First Boston Mortgage Securities Corp.,
               Series 1997 C1, Class A1B SEQ, 7.15%, 8/20/06           7,467,200
  1,460,055  FHLMC, Class VJ SEQ, 6.50%, 3/20/03                       1,482,409
  7,003,417  FHLMC, Class CJ, 6.00%, 11/15/08                          7,082,206
  6,327,440  FHLMC, Class G, 6.25%, 5/15/07                            6,390,714
    188,679  FHLMC, Series 1980, Class VA SEQ, 7.00%, 8/15/02            190,741
  1,205,607  FNMA, Series 1998-30, Class C SEQ, 6.50%, 11/20/04        1,229,334
  7,062,960  FNMA, Series 1998-63, Class PB, 5.50%, 5/25/14            7,080,618
  8,415,573  Harborview Mortgage Loan Trust, Series 2001-1,
               Class A1 CSTR, 5.65%, 2/19/31                           8,420,833
  2,300,000  Lehman Large Loan, Series 1997 LLI, Class A2 SEQ,
               6.84%, 9/12/06                                          2,363,970
 10,045,528  Lehman Large Loan, Series 1997-LLI, Class A1 SEQ,
               6.79%, 6/12/04                                         10,290,388
  4,335,272  Merrill Lynch Mortgage Investors, Inc.,
               Series 1996 C2, Class A1 SEQ, 6.69%, 11/21/28           4,361,015
  5,846,829  Merrill Lynch Mortgage Investors, Inc.,
               Series 1998 C2, Class A1 SEQ, 6.22%, 2/15/30            5,934,531
  7,578,431  Merrill Lynch Mortgage Investors, Inc.,
               Series 1998 C3, Class A1 SEQ, 5.65%, 12/15/30           7,559,485
  1,603,450  Morgan Stanley Capital I, Series 1997 XL1,
               Class A1 SEQ, 6.59%, 10/3/30                            1,645,791
  7,973,204  Morgan Stanley Capital I, Series 1998 XL1,
               Class A1 SEQ, 6.22%, 6/3/30                             8,020,549
  3,703,081  Mortgage Capital Funding, Inc., Series 1998 MC3,
               Class A1 SEQ, 6.00%, 11/18/31                           3,655,637
  2,524,143  Nationslink Funding Corp., Series 1999-1,
               Class A1 SEQ, 6.04%, 11/20/07                           2,532,425
            ---------------------------------------------------------------------
             Total Collateralized Mortgage Obligations               105,978,987
             (Cost $103,683,961)
            ---------------------------------------------------------------------
             Corporate Bonds -- 32.6%
             -------------------------
             Banks -- 7.7%
  1,250,000  Banesto Delaware, Inc., 8.25%, 7/28/02                    1,294,525
  6,000,000  Bank of America, 5.46%, 5/16/01(v)                        6,005,280
  1,000,000  Bank of America Corp., 8.38%, 3/15/02                     1,028,740
 10,000,000  Bank One Corp., 5.69%, 5/21/01(v)                         9,995,000
  1,250,000  Bank One NA Illinois, 4.53%, 7/24/01                      1,249,225


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                             SHORT-TERM BOND PORTFOLIO
--------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)


  Principal
   Amount                                                       Value
--------------------------------------------------------------------------------
     Corporate Bonds -- Continued
--------------------------------------------------------------------------------
             Banks -- Continued
$ 4,200,000  Capital One Bank, 8.25%, 6/15/05                     $    4,332,720
  7,700,000  First Union National Bank, 5.62%, 5/21/01                 7,702,310
  5,000,000  FleetBoston Financial Corp., 5.69%, 5/21/01               4,975,000
    500,000  Suntrust Banks Inc., 4.49%, 7/23/01(v)                      500,440
  5,000,000  Wells Fargo & Co., 7.25%, 8/24/05                         5,288,500
                                                                  --------------
                                                                      42,371,740
             Electrical Utility -- 3.1%
  4,500,000  Commonwealth Edison Co., 144A, 5.37%, 6/21/01             4,463,100
  7,000,000  Constellation Energy Group Inc., 5.29%, 7/5/01            7,012,180
  5,600,000  Dominion Resources Inc., Series F, 5.68%, 6/15/0         15,603,360
                                                                  --------------
                                                                      17,078,640
             Financial Services -- 19.8%
  1,500,000  Beneficial Corp., 8.20%, 3/15/02                          1,546,425
  9,425,000  CIT Group Inc., 5.26%, 7/9/01                             9,423,492
 14,900,000  Citigroup Inc., 5.28%, 5/9/01                            14,892,550
  6,500,000  Citigroup Inc., 6.75%, 12/1/05                            6,740,045
  2,200,000  Comdisco, Inc., 6.38%, 11/30/01                           1,474,000
 10,800,000  Countrywide Home Loan, 5.04%, 6/22/01(v)                 10,797,840
  5,000,000  ERP Operating Limited Partnership, 6.03%, 5/25/01         4,993,950
  1,800,000  Ford Motor Credit, 6.88%, 2/1/06                          1,823,940
  8,260,000  Ford Motor Credit, MTN, VRN, 5.19%, 6/21/01               8,181,530
  7,000,000  General Motors Acceptance Corp., 6.38%, 1/30/04           7,059,850
    800,000  Homeside Lending Inc., 6.88%, 6/30/02                       815,464
  1,000,000  Mellon Funding Corp., 6.88%, 3/1/03                       1,028,630
 13,500,000  Merrill Lynch & Co., 4.98%, 7/9/01                       13,497,840
 10,300,000  Morgan Stanley Dean Witter & Co., 5.23%, 4/7/03          10,302,987
  5,000,000  Principal Life Global Funding, 6.13%, 3/1/06              5,004,650
 11,000,000  Verizon Global Funding Corp., Floater 11/04/02,
               4.39%, 5/2/01(v)                                       10,991,959
                                                                  --------------
                                                                     108,575,152
             Media -- 0.3%
  1,500,000  News America Holdings, 8.63%, 2/1/03                      1,572,075

             Oil Services -- 0.4%
  1,000,000  Enron Corp., 6.50%, 8/1/02                                1,012,590
  1,000,000  Williams Cos. Inc., 6.13%, 2/15/12                        1,005,810
                                                                  --------------
                                                                       2,018,400
             Telephone -- 1.3%
  3,500,000  COX Communications Inc., 6.11%, 5/7/01                    3,493,000
    500,000  Southwestern Bell Telephone, 5.84%, 10/6/03                 504,555
  3,280,000  Sprint Capital Corp., 5.70%, 11/15/03                     3,242,674
                                                                  --------------
                                                                       7,240,229
             -------------------------------------------------------------------
             Total Corporate Bonds                                   178,856,236
             (Cost $179,168,356)
             -------------------------------------------------------------------

             Preferred Stocks -- 0.1%
             ------------------------
             Entertainment -- 0.0%(z)
     10,000  AT&T Corp., 10.00%, 5/31/45                                 252,500


    The Accompanying Notes are an Integral Part of the Financial Statements.

        SHORT-TERM BOND PORTFOLIO
--------------------------------------------------------------------------------
        SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)


  Principal
   Amount                                                       Value
--------------------------------------------------------------------------------
             Real Estate Investment Trust -- 0.1%
     19,774  Equity Residential Properties Trust                    $    498,503
             -------------------------------------------------------------------
             Total Preferred Stocks                                      751,003
             (Cost $787,415)
             -------------------------------------------------------------------
             Private Placements -- 0.3%
             -------------------------------------------------------------------
  1,500,000  Charter Communications TL, 8.15%, 5/19/01                 1,486,875
             (Cost $1,497,750)

             Sovereign Governments And Agencies - 0.2%
             -----------------------------------------
  1,000,000  Province of Quebec, 7.50%, 7/15/02                        1,031,570
             (Cost $1,016,271)

             U.S. Government Agency Securities -- 5.9%
  1,000,000  FHLB, 5.13%, 3/6/06                                         986,410
 31,000,000  FHLB, Series 191, 5.00%, 2/28/03                         31,184,140
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                  32,170,550
             (Cost $32,254,533)
             -------------------------------------------------------------------
             U.S. Treasury Securities -- 0.6%
    220,000  U.S. Treasury Bonds, 5.75%, 11/15/05                        227,632
  1,125,000  U.S. Treasury Notes, 5.63%, 9/30/01(s)                    1,131,851
  1,000,000  U.S. Treasury Notes, 6.25%, 2/28/02(s)                    1,017,190
  1,000,000  U.S. Treasury Notes, 4.25%, 3/31/03                         998,590
             -------------------------------------------------------------------
             Total U.S. Treasury Securities                            3,375,263
             (Cost $3,355,749)
             -------------------------------------------------------------------
             Short-Term Investments -- 8.3%
             ------------------------------
             Commercial Paper -- 2.8%
  5,000,000  Cox Enterprises, 4.97%, 5/10/01(y)                        4,991,809
  4,000,000  ERAC USA Finance Co., 4.96%, 5/10/01(y)                   3,993,447
  6,600,000  France Telecom S.A., 4.53%, 5/14/01(y)                    6,586,656
                                                                    ------------
                                                                      15,571,912
             Investment Companies -- 5.5%
 29,957,966  J.P. Morgan Institutional Prime
               Money Market Fund*(s)                                  29,957,965
             -------------------------------------------------------------------
             Total Short-Term Investments                             45,529,877
             (Cost $45,529,099)
             -------------------------------------------------------------------
             Total Investment Securities -- 100.0%                  $548,590,352
             (Cost $543,385,348)
--------------------------------------------------------------------------------

             Futures Contracts
             -----------------
                                                     Underlying Face      Unrealized
  Contracts Purchased          Expiration Dates      Amount at Value    (Depreciation)
--------------------------------------------------------------------------------------
213   U.S. Five Year Treasury
      Note                         June 2001          $  22,178,625       $ (56,023)
987   U.S. Two Year Treasury
      Note                         June 2001            202,828,500        (294,882)
                                                      ------------------------------
                                                       $225,007,125       $(350,905)
                                                      ==============================


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                               SHORT-TERM BOND PORTFOLIO
--------------------------------------------------------------------------------
                                     SCHEDULE OF INVESTMENTS (CONTINUED)


               Swap Contracts
               --------------
                                 Expiration   Underlying Face   Unrealized Appreciation
      Description                  Dates      Amount at Value       (Depreciation)
---------------------------------------------------------------------------------------
Interest Rate Swap with
Morgan Stanley Capital
Services Quarterly Payment
of 3-month libor Semi
Annual Receipt of 4.885%          07/26/03       $70,000,000          $(175,735)

Interest Rate Swap with
Morgan Stanley Capital
Services Quarterly Receipt
of 3-month libor Semi
Annual Receipt of 5.61%           07/06/06        30,000,000            150,530
                                                                      ----------
                                                                      $ (25,205)
                                                                      ----------
CSTR    --  Collateral Strip Rate
FHLB    --  Federal Home Loan Bank
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
MTN     --  Medium Term Note
SEQ     --  Sequential Payer
VRN     --  Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective April 30, 2001.
144A    --  Securities restricted for resale to Qualified Institutional Buyers
(s)     --  Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(v)     --  Variable or floating rate instrument or instrument with step coupon rate.
(y)     --  Yield to maturity
(z)     --  Category is less than 0.05%.
*       --  Affiliated money market mutual fund registered under the Investment
            Company Act of 1940, as amended, and advised by J.P. Morgan
            Investment Management, Inc.


    The Accompanying Notes are an Integral Part of the Financial Statements.

--------------------------------------------------------------------------------
        THE GLOBAL STRATEGIC INCOME PORTFOLIO
        SCHEDULE OF INVESTMENTS


April 30, 2001 (unaudited)

     Principal
      Amount*                                                             Value
-------------------------------------------------------------------------------
               Asset-Backed Securities -- 2.6%
               -------------------------------
               Financial Services -- 2.6%
  $   523,933  DLJMAC, Series 1997 A1, 8.05%, 7/25/27                 $  512,144
    2,500,000  Green Tree Financial Corp., Series 1999-2,
                 Class B1, 8.41%, 12/1/30                              2,347,658
    2,000,000  Green Tree Financial Corp., Series 1999-3,
                 Class B1, 8.37%, 2/1/31                               1,880,000
       48,116  Home MAC Mortgage Securities Corp.,
                 Series 1985-1, 11.38%, 8/1/15                            47,349
               -----------------------------------------------------------------
               Total Asset-backed Securities                           4,787,151
               (Cost $5,077,497)
               -----------------------------------------------------------------
               Collateralized Mortgage Obligations -- 8.7%
               -------------------------------------------
               Financial Services-- 8.7%
    1,417,850  Banc of America Commercial Mortgage Inc.,
                 Series 2000-1, Class A1A SEQ, 7.11%, 11/15/08         1,468,361
      500,000  COMM, Series 2000 FL1A, Class H, Floater,
                 6.30%, 5/16/01                                          494,220
      400,000  COMM, Series 2000 FL2A, Class G-NW Floater,
                 6.23%, 5/1/01                                           400,000
    9,882,234  CS First Boston Mortgage Securities Corp.,
                 Series 1997-2, Class X, IO, 144A, CSTR,
                 NTL, 1.01%, 6/25/20                                     179,857
    1,200,000  CS First Boston Mortgage Securities Corp.,
                 Series 1999 C1, Class A2 SEQ, 7.29%, 9/15/09          1,260,000
      300,000  CS First Boston Mortgage Securities Corp.,
                 Series 2001 CK1, Class A3, 6.38%, 12/18/10              297,000
    1,253,648  First Union Commercial Mortgage Trust,
                 Series 1999 C1, Class A1 SEQ, 5.73%, 1/15/08          1,249,339
    3,529,056  FNMA, Series 1994-53, Class G, PO, 1.29%,
                 11/25/23(y)                                           2,639,063
    1,200,000  Heller Financial Commercial Mortgage Asset,
                 Series 1999 PH1,Class A2 SEQ, 6.85%, 5/15/31          1,232,437
    1,000,000  Morgan Stanley Capital I, Series 1997 XL1,
                 Class G, 144A, 7.70%,10/3/30                            890,313
    1,500,000  Morgan Stanley Capital I, Series 1998 XL1,
                 Class A3 SEQ, 6.48%, 6/3/30                           1,535,624
    1,157,326  Morgan Stanley Capital I, Series 1999 WF1,
                 Class A1 SEQ, 5.91%, 4/15/08                          1,160,942
      300,000  Morgan Stanley Capital I, Series 2000 HG,
                 Class E, 144A, CSTR, 7.93%, 12/3/05                     311,391
    1,440,000  Nomura Asset Securities Corp., Series 1998 D6,
                 Class A1B, SEQ, 6.59%, 3/17/28                        1,433,251
    1,500,000  PNC Mortgage Acceptance Corp., Series 2001 C1,
                 Class A2 SEQ, 6.36%, 3/12/11                          1,476,797
               -----------------------------------------------------------------
               Total Collateralized Mortgage Obligations              16,028,595
               (Cost $15,490,315)
               -----------------------------------------------------------------
               Corporate Bonds -- 27.8%
               ------------------------
               Airlines -- 0.7%
      696,523  Northwest Airlines Corp., Series 2000-1,
                 Class G, 8.07%,10/1/19                                  749,542
      500,000  US Airways Inc., 7.08%, 3/20/21                           501,470
                                                                       ---------
                                                                       1,251,012


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                 THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                   SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
      Amount*                                                             Value
--------------------------------------------------------------------------------
     Corporate Bonds -- Continued
--------------------------------------------------------------------------------
               Apparel & Textiles -- 0.2%
      300,000  Levi Strauss & Co., 11.63%, 1/15/08                 $     300,000
      100,000  Westpoint Stevens Inc., 7.88%, 6/15/05                     60,500
                                                                       ---------
                                                                         360,500
               Banks -- 0.7%
      500,000  Bank of America Corp., 7.40%, 1/15/11                     520,485
      750,000  First Union National Bank, 7.80%, 8/18/10                 801,773
                                                                       ---------
                                                                       1,322,258
               Chemicals -- 0.9%
      200,000  Hercules, Inc., 11.13%, 11/15/07                          202,000
      300,000  Huntsman ICI Chemicals LLC, 10.13%, 7/1/09                306,750
      450,000  Lyondell Chemical Co., 10.88%, 5/1/09                     454,500
      200,000  PMD Group Inc., 144A, 11.00%, 2/28/11                     206,000
      500,000  Scotts Co. (The), 8.63%, 1/15/09                          505,625
                                                                     -----------
                                                                       1,674,875
               Construction & Real Property -- 0.5%
      750,000  DR Horton Inc., 9.38%, 3/15/11                            740,625
      265,000  Standard-Pacific Corp., 9.50%, 9/15/10                    259,700
                                                                     -----------
                                                                       1,000,325
               Electrical Equipment -- 0.2%
      450,000  Flextronics International Ltd., 9.88%, 7/1/10             443,250

               Electrical Utility -- 0.7%
      300,000  Calpine Corp., 7.88%, 4/1/08                              288,885
      500,000  CMS Energy Corp., 9.88%, 10/15/07                         525,525
      400,000  Cogentrix Energy, Inc., Series 1999 B,
                 8.75%, 10/15/08                                         409,940
                                                                     -----------
                                                                       1,224,350
               Energy Reserves & Production -- 0.8%
      200,000  Chesapeake Energy Corp., 9.63%, 5/1/05                    218,500
    1,000,000  Chesapeake Energy Corp., 8.13%, 4/1/11                    970,000
      200,000  Pogo Producing Co., 8.25%, 4/15/11                        204,500
                                                                     -----------
                                                                       1,393,000
               Entertainment -- 0.3%
      700,000  Six Flags, Inc., 10.09%, 4/1/08(v)(y)                     577,500

               Financial Services -- 3.2%
      750,000  Destination Film Funding Corp, 144A,
                 6.25%, 10/15/03                                         637,500
      325,000  ERAC USA Finance Co., MTN, 144A, 9.13%,                   354,565
    1,250,000  Ford Motor Credit Co., 7.88%, 6/15/10                   1,327,787
    1,000,000  General Motors Acceptance Corp., 7.25%, 3/2/11          1,015,970
      800,000  ING Capital Funding Trust III, 8.44%, 12/29/49            843,520
      400,000  Nexstar Finance LLC/Nexstar Finance Inc., 144A,
                 12.00%, 4/1/08                                          392,000
      134,513  Oil Purchase Co., 144A, 7.10%, 4/30/02                    131,823
      175,000  Pemex Project Funding Master Trust,
                 8.50%, 2/15/08                                          175,000
    1,000,000  UBS Preferred Funding Trust I, VRN,
                 8.62%, 10/29/49                                       1,076,760
                                                                     -----------
                                                                       5,954,925


    The Accompanying Notes are an Integral Part of the Financial Statements.

        THE GLOBAL STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------
        SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
      Amount*                                                             Value
--------------------------------------------------------------------------------
     Corporate Bonds -- Continued
--------------------------------------------------------------------------------
               Food & Beverage -- 0.7%
      200,000  Fleming Cos. Inc., 10.63%, 7/31/07                  $     206,000
      500,000  Fleming Cos. Inc., 10.13%, 4/1/08                         517,500
               Food & Beverage -- Continued
      350,000  Smithfield Foods, Inc., 7.63%, 2/15/08                    339,500
      200,000  Sun World International, Series B,
                 11.25%, 4/15/04                                         182,000
                                                                   --------------
                                                                       1,245,000
               Forest Products & Paper -- 1.3%
      450,000  Caraustar Industries Inc., 9.88%, 4/1/11                  416,250
      500,000  Packaging Corp. of America, 9.63%, 4/1/09                 540,000
      500,000  Riverwood International Corp., 10.63%, 8/1/07             510,000
      800,000  Stone Container Corp., 9.75%, 2/1/11                      828,000
                                                                   --------------
                                                                       2,294,250
               Grocery Stores -- 0.1%
      250,000  Winn-Dixie Stores Inc., 8.88%, 4/1/08                     253,125

               Heavy Machinery -- 0.2%
      300,000  Terex Corp., 10.38%, 4/1/11                               306,000

               Industrial Services -- 0.8%
      540,000  Allied Waste Industries, Inc., Series B,
                 10.00%, 8/1/09                                          558,225
      500,000  Iron Mountain Inc., 8.63%, 4/1/13                         503,125
      500,000  United Rentals Inc., 8.80%, 8/15/08                       422,500
                                                                   --------------
                                                                       1,483,850
               Internet -- 0.1%
      300,000  Exodus Communications Inc., 11.63%, 7/15/10               237,000
      250,000  PSINet Inc., 10.50%, 12/1/06                               17,500
      250,000  PSINet Inc., Series B, 10.00%, 2/15/05                     15,000
                                                                   --------------
                                                                         269,500
               Leisure -- 0.9%
      100,000  Mandalay Resort Group, 10.25%, 8/1/07                     105,000
      380,000  MGM Mirage, 9.75%, 6/1/07                                 405,650
      300,000  MGM Mirage Inc., 8.38%, 2/1/11                            302,250
      285,000  Park Place Entertainment Corp., 8.88%, 9/15/08            292,838
      450,000  Station Casinos Inc., 9.88%, 7/1/10                       468,000
                                                                   --------------
                                                                       1,573,738
               Media -- 3.8%
      700,000  Ackerley Group, Inc., Series 1998 B,
                 9.00%, 1/15/09                                          630,000
      400,000  Chancellor Broadcasting Co., Series B,
                 8.75%, 6/15/07                                          420,000
      400,000  Charter Communication Holdings LLC/Charter
                 Communications Holdings Capital Corp., 10.99%,
                 4/1/11(v)(y)                                            286,000
      250,000  Charter Communications Holdings LLC/Charter
                 Communications Holdings Capital Corp.,
                 10.00%, 4/1/09                                          263,125
      350,000  Charter Communications Holdings, LLC/Charter
                 Communications Holdings Capital Corp.,
                 11.13%, 1/15/11                                         378,000
      775,000  Clear Channel Communications, 7.65%, 9/15/10              799,218


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                THE GLOBAL STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------
                                  SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
      Amount*                                                   Value
--------------------------------------------------------------------------------
     Corporate Bonds -- Continued
--------------------------------------------------------------------------------
               Media -- Continued
      500,000  CSC Holdings Inc., 10.50%, 5/15/16                  $     552,500
      500,000  Echostar DBS Corp., 144A, 9.38%, 2/1/09                   511,250
      600,000  Emmis Communications Corp., 8.13%, 3/15/09                570,000
      300,000  Fox Family Worldwide, Inc., 9.25%, 11/1/07                301,500
      500,000  Fox Sports Networks LLC, 8.88%, 8/15/07                   520,000
               Media -- Continued
      450,000  Lamar Media Corp., 8.63%, 9/15/07                         459,000
      500,000  Medicom LLC/Capital Corp., 144A,
                 9.50%, 1/15/13                                          487,500
      500,000  TCI Communications, Inc., 8.75%, 8/1/15                   554,780
      200,000  Young Broadcasting Inc., 10.00%, 3/1/11                   193,000
                                                                   --------------
                                                                       6,925,873
               Medical Providers & Services -- 1.3%
      250,000  Alliance Imaging Inc., 144A, 10.38%, 4/15/11              252,500
      700,000  HCA- The Healthcare Co., 8.75%, 9/1/10                    756,000
      240,000  Healthsouth Corp., 10.75%, 10/1/08                        258,000
      700,000  Mariner Post Accute Network, Inc., Series B,
                 9.50%, 4/1/06                                             3,850
      500,000  Triad Hospitals Holdings, Inc., Series 1999 B,
                 144A, 11.00%, 5/15/09                                   551,875
      500,000  Triad Hospitals Inc., 8.75%, 5/1/09                       512,500
                                                                   --------------
                                                                       2,334,725
               Mining & Metals -- 0.3%
      150,000  AK Steel Corp., 9.13%, 12/15/06                           153,000
      400,000  P&L Coal Holdings Corp., Series B, 9.63%, 5/15/08         419,000
                                                                   --------------
                                                                         572,000
               Motor Vehicles & Parts -- 0.3%
      500,000  Lear Corp., 8.11%, 5/15/09                                487,585

               Oil Refining -- 0.8%
      300,000  Eott Energy Partners LP/Eott Energy Finance Corp.,
                 11.00%, 10/1/09                                         325,125
      500,000  Lasmo (USA), Inc., 7.50%, 6/30/06                         535,950
      300,000  Plains Resources Inc., 10.25%, 3/15/06                    303,000
      300,000  Pogo Producing Co., Series B, 10.38%, 2/15/09             328,500
                                                                   --------------
                                                                       1,492,575
               Oil Services -- 0.9%
      200,000  Frontier Oil Corp., 11.75%, 11/15/09                      208,750
      250,000  Key Energy Services Inc., 8.38%, 3/1/08                   255,575
      300,000  Newpark Resources, Series B, 8.63%, 12/15/07              297,000
      300,000  Ocean Energy, Inc., Series B, 8.88%, 7/15/07              318,411
      500,000  WCG Note Trust/WCG Note Corp., 144A,
                 8.25%, 3/15/04                                          494,255
                                                                   --------------
                                                                       1,573,991
               Publishing -- 0.2%
      400,000  American Media Operation, Inc., 10.25%, 5/1/09            414,000

               Real Estate Investment Trust -- 0.4%
      300,000  Felcor Lodging LP, 9.50%, 9/15/08                         312,252
      180,000  Host Marriott LP, 9.25%, 10/1/07                          185,400
      300,000  Meristar Hospitality Corp., 144A, 9.13%, 1/15/11          304,125
                                                                   --------------
                                                                         801,777


    The Accompanying Notes are an Integral Part of the Financial Statements.

        THE GLOBAL STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------
        SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

     Principal
      Amount*                                                           Value
--------------------------------------------------------------------------------
     Corporate Bonds -- Continued
--------------------------------------------------------------------------------
               Restaurants -- 0.2%
      450,000  Tricon Global Restaurants Inc., 8.88%, 4/15/11      $     448,875

               Semiconductor -- 0.1%
      100,000  Fairchild Semiconductor International Inc.,
                 10.13%, 3/15/07                                          95,500

               Semiconductor -- Continued
       50,000  Fairchild Semiconductor International Inc.,
               10.38%, 10/1/07                                            48,000
                                                                  ---------------
                                                                         143,500
               Telephone -- 4.0%
      100,000  Allegiance Telecom Inc., Series 1998 B, 17.68%,
                 2/15/08(y)                                               64,000
      300,000  Allegiance Telecom, Inc., 12.88%, 5/15/08                 282,000
      500,000  Focal Communications Corp., Series B,
                 11.88%, 1/15/10                                         245,000
      275,000  Global Crossing Holding Ltd., 9.13%, 11/15/06             259,875
    1,000,000  Insight Communications Co., 144A, 12.96%,
                 2/15/11(y)                                              567,500
      280,000  Insight Midwest LP/Insight Capital Inc.,
                 10.50%, 11/1/10                                         302,400
      140,000  Intermedia Communications, Inc., Series B,
                 9.50%, 3/1/09                                           130,200
      300,000  ITC Deltacom Inc., 8.88%, 3/1/08                          183,000
      200,000  ITC Deltacom, Inc., 9.75%, 11/15/08                       130,000
      800,000  Level 3 Communications Inc., 9.13%, 5/1/08                518,000
      155,000  McLeodUSA Inc., 9.50%, 11/1/08                            120,900
      500,000  McLeodUSA Inc., 11.38%, 1/1/09                            427,500
      800,000  Metromedia Fiber Network Inc., Series B,
                 10.00%, 11/15/08                                        532,000
      500,000  NTL Communications Corp., Series B,
                 11.50%, 10/1/08                                         410,000
    1,000,000  Qwest Capital Funding Inc., 7.90%, 8/15/10              1,051,189
      350,000  RCN Corp., 10.00%, 10/15/07                               115,500
      600,000  Sprint Capital Corp., 6.38%, 5/1/09                       557,100
      350,000  Time Warner Telecom Inc., 9.75%, 7/15/08                  343,000
      300,000  Time Warner Telecom Inc., 10.13%, 2/1/11                  297,000
      200,000  Williams Communications Group, 11.70%, 8/1/08              90,000
      300,000  Williams Communications Group Inc.,
                 11.70%, 8/1/08                                          135,000
      900,000  XO Communications, 10.75%, 11/15/08                       436,500
                                                                  ---------------
                                                                       7,197,664
               Thrifts -- 0.2%
      400,000  Sovereign Bancorp Inc., 10.50%, 11/15/06                  430,000

               Trucking & Shipping & Air Freight -- 0.2%
      400,000  Teekay Shipping Corp., 8.32%, 2/1/08                      408,000

               Wireless Telecommunications -- 2.8%
      200,000  American Cellular Corp., 9.50%, 10/15/09                  192,000
    1,000,000  American Tower Corp., 9.38%, 2/1/09                       992,500
      650,000  AT&T Wireless Services Inc., 7.88%, 3/1/11                647,459
      950,000  Crown Castle International Corp., 10.38%,
                 5/15/11(v)(y)                                           698,250

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                THE GLOBAL STRATEGIC INCOME PORTFOLIO
-------------------------------------------------------------------------------
                                  SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
      Amount*                                                            Value
-------------------------------------------------------------------------------
     Corporate Bonds -- Continued
-------------------------------------------------------------------------------
               Wireless Telecommunications -- Continued
      400,000  FLAG Telecom Holdings Ltd., 8.25%, 1/30/08             $  366,000
      500,000  Nextel Communications, Inc., 9.38%, 11/15/09              413,750
      100,000  Nextel Communications, Inc., 9.50%, 2/1/11                 82,625
      200,000  Nextel Partners Inc., 11.00%, 3/15/10                     172,000
      200,000  Nextel Partners Inc., 11.00%, 3/15/10                     172,000
      330,000  Spectrasite Holdings Inc., Series 200 B, 12.50%,
                 11/15/10                                                306,900
      250,000  TeleCorp PCS Inc., 10.63%, 7/15/10                        237,500
      200,000  Tritel PCS Inc., 14.09%, 5/15/09(v)(y)                    126,000
      200,000  Tritel PCS Inc., 10.38%, 1/15/11                          184,000
      400,000  Voicestream Wireless Corp./Voicestream Wireless
                 Holding Corp., 10.38%, 11/15/09                         456,000
                                                                      -----------
                                                                       5,046,984
               -------------------------------------------------------------------
               Total Corporate Bonds                                  50,905,007
               (Cost $53,710,966)
               -------------------------------------------------------------------

               Foreign Corporate Bonds -- 6.6%
               -------------------------------
               Banks -- 0.8%
      145,000  Banco Nacional de Desen Econo, Series REGS,
                 11.25%, 9/20/05                                         144,275
       50,000  Banco Nacional de Obras, 9.63%, 11/15/03                   53,000
      950,000  Barclays Bank Plc, 144A, 8.55%, 9/29/49                 1,023,711
      160,000  Hanvit Bank, 11.75%, 3/1/10                               160,800
                                                                      -----------
                                                                       1,381,786
               Chemicals -- 0.4%
      300,000  Avecia Group Plc, 11.00%, 7/1/09                          318,000
      250,000  Reliance Industries Ltd., 10.50%, 8/6/46                  215,590
      250,000  Reliance Industries Ltd., 144A, 10.38%, 6/24/16           231,323
                                                                      -----------
                                                                         764,913
               Computer Hardware & Business Machines -- 0.1%
      140,000  Seagate Technology International,
                 12.50%, 11/15/07                                        136,150

               Construction & Real Property -- 0.1%
      100,000  Cemex Central S.A. de C.V., 144A, 8.63%, 7/18/03          103,000

               Electrical Utility -- 0.0%(z)
       50,000  CE Casecnan Water & Energy, Series B,
                 11.95%, 11/15/10                                         41,500

               Financial Services -- 0.1%
      150,000  HSBC Capital Funding LP, 144A, 10.18%, 12/29/49           181,473

               Gas & Water Utilities -- 0.4%
      750,000  United Utilities Plc, 6.25%, 8/15/05                      729,150

               Industrial Parts -- 0.1%
      140,000  Geophysique SA, 10.63%, 11/15/07                          144,200

               Information Services -- 0.4%
      750,000  Marconi Corp. Plc, 8.38%, 9/15/30                         666,225

               Media -- 1.0%
      280,000  British Sky Broadcasting, 6.88%, 2/23/09                  256,724


    The Accompanying Notes are an Integral Part of the Financial Statements.

        THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
        SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
      Amount*                                                            Value
--------------------------------------------------------------------------------
     Foreign Corporate Bonds -- Continued
--------------------------------------------------------------------------------
      300,000  Callahan Nordrhein-Westfalen GmbH, 144A,
                 14.00%, 7/15/10                                   $     300,000
      325,000  eKabel Hessen GmbH, 144A, 14.50%, 9/1/10                  320,937
      500,000  Rogers Cablesystems Ltd., 10.00%, 12/1/07                 540,000
      250,000  Telewest Communications Plc, 9.88%, 2/1/10                227,500
      100,000  TV Azteca S.A. de C.V., 144A, 10.50%, 2/15/07              97,750
      400,000  United Pan-Europe Communications, Series 2000 B,
                 10.88%, 11/1/07                                         258,000
                                                                   -------------
                                                                       2,000,911
               Mining & Metals -- 0.1%
      310,000  CSN Iron S.A., Series REGS, 9.13%, 6/1/07                 266,600

               Oil Refining -- 0.1%
       20,000  Petroleos Mexicanos, Series P, 9.50%, 9/15/27              20,850
      160,000  Triton Energy Ltd., 8.88%, 10/1/07                        167,200
                                                                   -------------
                                                                         188,050
               Oil Services -- 0.1%
      100,000  RAS Laffan LIQ Natural Gas, 144A, 8.29%, 3/15/14           97,640

               Railroads -- 0.1%
      140,000  TFM S.A. de C.V., 2.53%, 6/15/09(y)                       114,100

               Telephone -- 1.9%
      200,000  Asia Global Crossing Ltd., 13.38%, 10/15/10               188,000
      425,000  Deutsche Telekom International Finance BV,
                 8.00%, 6/15/10                                          430,857
    1,460,000  Global Crossing Holding Ltd., 8.70%, 8/1/07             1,335,899
      100,000  Globe Telecom Inc., 13.00%, 8/1/09                        108,000
      100,000  Globo Communicacoes e Participacoes S.A.,
                 10.63%, 12/5/08                                          83,125
      510,000  Microcell Telecommunications Inc., Series B,
                 16.69%, 6/1/06(v)(y)                                    425,850
      250,000  PTC International Finance II SA, 11.25%, 12/1/09          247,500
      525,000  Telefonica Europe BV, 7.75%, 9/15/10                      543,133
      230,000  Telefonos de Mexico S.A., Series REGS,
                 8.25%, 1/26/06                                          232,013
                                                                   -------------
                                                                       3,594,377
               Wireless Telecommunications -- 0.9%
      100,000  Grupo Iusacell S.A de C.V., 14.25%, 12/1/06               104,000
      600,000  KPNQwest BV, 8.13%, 6/1/09                                523,500
      500,000  Rogers Wireless Inc, 9.63%, 5/1/11                        505,000
      500,000  Vodafone Airtouch Plc, 7.63%, 2/15/05                     525,360
                                                                   -------------
                                                                       1,657,860
              -------------------------------------------------------------------
               Total Foreign Corporate Bonds                          12,067,935
               (Cost $12,284,669)
              -------------------------------------------------------------------
               Mortgage Pass Thru -- 9.5%
               --------------------------
    2,342,287  FHLMC, 6.50%, 5/1/29                                    2,324,088
    1,915,000  FNMA, TBA, 6.00%, 6/1/16                                1,894,663
      700,000  FNMA, TBA, 7.50%, 5/2/31                                  714,217
    4,000,000  FNMA, TBA, 6.50%, 6/1/31                                3,947,520
    6,500,000  FNMA, TBA, 7.00%, 6/1/31                                6,538,593


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                           THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

  Principal
   Amountu                                                                 Value
------------------------------------------------------------------------------------
     Foreign Corporate Bonds -- Continued
------------------------------------------------------------------------------------
    2,000,000  GNMA, TBA, 6.50%, 5/2/31                               $1,983,760
              ----------------------------------------------------------------------
               Total Mortgage Pass Thru                               17,402,841
               (Cost $17,380,357)
              ----------------------------------------------------------------------
               PRIVATE PLACEMENTS -- 8.9%
               --------------------------
               Co-op Apartments -- 5.0%
    2,822,488  127-129-131 West 96th St. Corp. (1st Mortgage
                 Agreement on Cooperative Building in
                 New York City), 6.85%, 12/1/18(f)                     2,782,776
    1,052,751  14-16 East 17th St. (1st Mortgage Agreement
                 on Cooperative Building in New York City),
                 7.00%, 3/1/12(f)                                      1,043,434
    1,495,171  270 Fifth Ave. (1st Mortgage Agreement on
                 Cooperative Building in Brooklyn, New York),
                 6.93%, 8/1/18(f)                                      1,482,911
      476,082  31-33 Mercer Street (1st Mortgage Agreement
                 on Cooperative Building in New York City),
                 7.49%, 1/1/23(f)                                        488,351
      593,561  3512 Oxford Avenue (1st Mortgage Agreement
                 on Cooperative Building in Riverdale, New York),
                 8.45%, 6/1/17(f)                                        645,509
      593,859  3810 Greystone Avenue (1st Mortgage Agreement
                 on Cooperative Building in Riverdale, New York),
                 8.50%, 6/1/17(f)                                        641,563
      785,669  421 West 57th Street (1st Mortgage Agreement
                 on Cooperative Building in New York City),
                 8.98%, 7/1/22(f)                                        885,057
      470,415  482 East 9th Street, Kensington Gardens Corp.
                 (1st Mortgage Agreement on Cooperative
                 Building in New York City), 6.85%,12/1/18(f)            460,385
      567,519  86-06/86-42 155th Ave., Dartmouth Cooperative
                 Corp. (1st Mortgage  Agreement on Cooperative
                 Building in Howard Beach, New York),
                 7.00%, 1/1/14(f)                                        573,325
                                                                      ------------
                                                                       9,003,311
               Conventional Multi-Family -- 3.0%
    1,541,895  PC Bel Clare Estates, 6.93%, 8/1/18(f)                  1,518,011
    1,309,749  PC Northstar Terrace, 6.63%, 10/1/18(f)                 1,246,135
    1,603,467  PC Shangri La MHC Co., 6.52%, 10/1/08(f)                1,563,733
    1,264,838  Three Lakes Estate, 6.06%, 10/1/13(f)                   1,162,285
                                                                      ------------
                                                                       5,490,164
               DIRECT OBLIGATIONS -- 0.2%
               --------------------------
               Oil Refining -- 0.2%
      159,184  American Hess Corp., Leveraged Lease,
                 7.33%, 1/1/14(f)                                        158,822
      308,845  American Hess Corp., Leveraged Lease, Series A,
                 6.14%, 1/1/14(f)                                        288,745
                                                                      ------------
                                                                         447,567
               Net Lease Loans-- 0.7%
    1,326,323  Walgreen Benderson, 7.63%, 11/15/13(f)                  1,347,677
              ----------------------------------------------------------------------
               Total Private Placements                               16,288,719
               (Cost $16,355,414)
              ----------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

  Principal
   Amountu                                                                 Value
------------------------------------------------------------------------------------
   Sovereign Governments and Agencies
------------------------------------------------------------------------------------
               SOVEREIGN GOVERNMENTS AND AGENCIES -- 19.4%
               -------------------------------------------
               Barbados -- 0.1%
      155,000  Government of Barbados, 144A, 8.75%, 6/15/10           $  157,325
               Brazil-- 3.5%
      100,000  Federal Republic of Brazil, 11.63%, 4/15/04               101,750
      475,000  Federal Republic of Brazil, 10.25%, 1/11/06               459,563
      565,000  Federal Republic of Brazil, 11.25%, 7/26/07               557,938
      310,000  Federal Republic of Brazil, 9.38%, 4/7/08                 275,125
      330,000  Federal Republic of Brazil, 14.50%, 10/15/09              348,975
      255,000  Federal Republic of Brazil, 12.75%, 1/15/20               232,369
      525,000  Federal Republic of Brazil, 8.88%, 4/15/24                349,650
      440,000  Federal Republic of Brazil, 10.13%, 5/15/27               326,700
      425,000  Federal Republic of Brazil, 12.25%, 3/6/30                366,563
      205,000  Federal Republic of Brazil, 11.00%, 8/17/40               155,390
    1,324,997  Federal Republic of Brazil C Bond, Series 20 Year,
                 8.00%, 4/15/14                                          997,059
       55,413  Federal Republic of Brazil C Bond, Series L,
                 8.00%, 4/15/14                                           41,699
      420,000  Federal Republic of Brazil DCB, Series 18 Year L,
                 5.50%, 10/15/01                                         296,100
       90,000  Federal Republic of Brazil DCB, Series RG-L,
                 5.50%, 10/15/01                                          63,450
      230,000  Federal Republic of Brazil Discount Bonds,
                 Series 30 Year ZL, 5.44%, 10/15/01                      167,325
      663,529  Federal Republic of Brazil NMB, Series 15 Year L,
                 5.50%, 10/17/01                                         543,265
      420,000  Federal Republic of Brazil Par Bonds, Series 30
                 Year ZL, 6.00%, 4/15/24                                 273,525
    1,056,000  Federal Republic of Brazil, Series EI-L,
                 5.44%, 4/15/06                                          934,559
                                                                       -----------
                                                                       6,491,005
               Bulgaria -- 1.2%
      530,000  Republic of Bulgaria Discount Bonds, Series A,
                 6.31%, 7/28/01                                          388,225
      240,000  Republic of Bulgaria Discount Bonds, VRN,
                 6.31%, 7/28/01                                          175,800
      845,000  Republic of Bulgaria FLIRB, Series A, 3.00%, 7/28/01      635,863
    1,350,000  Republic of Bulgaria IAB, Series PDI, 6.31%, 7/28/01      999,000
       20,000  Republic of Bulgaria IAB, Series PDI, 6.31%, 7/28/01       14,800
                                                                       -----------
                                                                       2,213,688
               Canada -- 0.3%
CAD   560,000  Government of Canada, 7.00%, 12/1/06(s)                   391,081
CAD   110,000  Government of Canada, 5.50%, 6/1/10(s)                     70,525
CAD   120,000  Government of Canada, 5.50%, 6/1/10(s)                     76,936
CAD    40,000  Government of Canada, Series VW17,
                 8.00%, 6/1/27(s)                                         32,609
                                                                       -----------
                                                                         571,151
               Colombia -- 1.6%
       90,000  Republic of Colombia, 7.25%, 2/23/04                       84,600
      415,000  Republic of Colombia, 10.88%, 3/9/04                      426,413


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                           THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

       Principal
     Amountu/Shares                                                        Value
------------------------------------------------------------------------------------
     Sovereign Governments and Agencies -- Continued
------------------------------------------------------------------------------------
               Columbia -- Continued
      425,000  Republic of Colombia, 7.63%, 2/15/07                  $   364,438
    1,030,000  Republic of Colombia, 9.75%, 4/23/09                      931,119
      440,000  Republic of Colombia, 9.75%, 4/9/11                       435,600
      825,000  Republic of Colombia, 11.75%, 2/25/20                     746,625
                                                                       -----------
                                                                       2,988,795
               Costa Rica -- 0.8%
      430,000  Republic of Costa Rica, 9.00%, 3/1/11                     438,600
      470,000  Republic of Costa Rica, 144A, 10.00%, 8/1/20              500,550
      455,000  Republic of Costa Rica, Series REGS, 10.00%, 8/1/20       484,575
                                                                       -----------
                                                                       1,423,725
               Denmark -- 0.0%(z)
DKK   440,000  Kingdom of Denmark, 8.00%, 5/15/03(s)                      55,168
France-- 0.1%
EUR   100,000  Government of France, 5.50%, 4/25/29(s)                    86,170
EUR   180,000  Government of France (OAT), 5.25%, 4/25/08(s)             161,920
                                                                       -----------
                                                                         248,090
               Germany -- 0.1%
EUR   126,000  German Federal Republic, Series 94, 6.25%, 1/4/24(s)      120,929
               Japan -- 0.5%
JPY 5,000,000  Japan Government Ten Year Bond, 4.10%, 12/22/03(s)         44,417
JPY15,000,000  Japan Government Ten Year Bond, 3.30%, 6/20/06(s)         137,220
JPY39,000,000  Japan Government Ten Year Bond, 0.90%, 12/22/08(s)        309,764
JPY33,000,000  Japan Government Ten Year Bond, 1.80%, 12/20/10(s)        277,522
JPY13,000,000  Japan Government Twenty Year Bond, 2.20%, 6/22/20(s)      110,369
                                                                       -----------
                                                                         879,292
               Mexico -- 3.8%
      650,000  United Mexican States, 5.50%, 10/19/01                    619,125
       25,000  United Mexican States, 9.88%, 1/15/07                      26,875
       95,000  United Mexican States, 9.88%, 1/15/07                     102,125
      320,000  United Mexican States, 8.63%, 3/12/08                     324,800
      590,000  United Mexican States, 9.88%, 2/1/10                      636,610
      950,000  United Mexican States, 8.38%, 1/14/11                     941,925
    1,015,000  United Mexican States, 11.38%, 9/15/16                  1,186,535
      815,000  United Mexican States, 8.13%, 12/30/19                    742,873
    1,500,000  United Mexican States, 6.25%, 12/31/19                  1,306,875
      150,000  United Mexican States, 7.52%, 12/31/19                    142,875
      530,000  United Mexican States, 11.50%, 5/15/26                    641,830
      255,000  United Mexican States, Series XW, 10.38%, 2/17/09         281,010
                                                                       -----------
                                                                       6,953,458
               Morocco -- 0.2%
      402,257  Kingdom of Morocco, Tranche A, 7.56%, 6/17/01             354,991
               Netherlands -- 0.2%
EUR   330,000  Netherlands Government, 6.00%, 1/15/06(s)                 307,327
               Panama -- 0.5%
      190,000  Republic of Panama, 10.75%, 5/15/20                       194,275
      210,000  Republic of Panama, 8.88%, 9/30/27                        186,375


    The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)

April 30, 2001 (unaudited)

     Principal
      Amountu                                                              Value
------------------------------------------------------------------------------------
     Sovereign Governments and Agencies -- Continued
------------------------------------------------------------------------------------
               Panama -- Continued
      230,000  Republic of Panama IRB, Series 18 Year,
                 4.50%, 1/17/02                                      $   196,650
      316,714  Republic of Panama PDI, Series 20 Year,
                 6.44%, 7/17/01                                          253,371
                                                                       -----------
                                                                         830,671
               Peru -- 0.6%
    1,345,000  Republic of Peru FLIRB, Series 20 Year, 4.00%, 3/7/17     719,575
      355,000  Republic of Peru PDI, Series 20 Year, 4.50%, 3/7/17(v)    215,663
      300,000  Republic of Peru PDI, Series 20 Year, 4.50%, 3/7/17(v)    182,250
                                                                       -----------
                                                                       1,117,488
               Philippines -- 0.9%
      350,000  Banko Sentral Pilipinas, 8.60%, 6/15/27                   245,000
      420,000  Republic of Philippines, 8.88%, 4/15/08                   386,400
      590,000  Republic of Philippines, 9.88%, 1/15/19                   473,475
      130,000  Republic of Philippines, Series B, 6.50%, 12/1/17         104,000
      500,000  Republic of Philippines, Series B, 10.63%, 3/16/25        416,875
                                                                       -----------
                                                                       1,625,750
               Qatar -- 0.6%
      470,000  State of Qatar, 144A, 9.75%, 6/15/30                      503,304
      625,000  State of Qatar, REGS, 9.75%, 6/15/30                      669,287
                                                                       -----------
                                                                       1,172,591
               Russian Federation -- 3.5%
    1,895,000  Russian Federation, 10.00%, 6/26/07                     1,518,368
      595,000  Russian Federation, 12.75%, 6/24/28                       531,514
    2,715,000  Russian Federation, 5.00%, 3/31/30                      1,137,585
    1,545,000  Russian Federation, Series REGS, 8.75%, 7/24/05         1,293,937
      870,000  Russian Federation, Series REGS, 12.75%, 6/24/28          777,171
    1,561,750  Russian Federation, VRN, 8.25%, 3/31/10                 1,072,454
                                                                       -----------
                                                                       6,331,029
               Sweden -- 0.1%
SEK 1,150,000  Swedish Government, 5.50%, 4/12/02(s)                     113,252
               Trinidad & Tobago -- 0.8%
      450,000  Republic of Trinidad & Tobago, 9.88%, 10/1/09             492,750
      980,000  Republic of Trinidad & Tobago, 144A, 9.75%, 7/1/20      1,024,100
                                                                       -----------
                                                                       1,516,850
               Turkey -- 0.2%
      220,000  Republic of Turkey, 12.00%, 12/15/08                      211,200
        5,000  Republic of Turkey, 11.75%, 6/15/10                         4,300
      295,000  Republic of Turkey, 11.88%, 1/15/30                       241,900
                                                                       -----------
                                                                         457,400
               United Kingdom -- 0.1%
  GBP 100,000  United Kingdom Gilt, 6.25%, 11/25/10(s)                   155,007
               Venezuela -- 0.5%
      325,000  Republic of Venezuela, 9.25%, 9/15/27                     225,063
      666,663  Republic of Venezuela DCB, Series DL, 7.37%, 12/18/07     563,330


    The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

     Principal
     Amountu/Shares                                                        Value
------------------------------------------------------------------------------------
     Warrants -- 0.0%
------------------------------------------------------------------------------------
               Venezuela -- Continued
      250,000  Republic of Venezuela Par Bonds, Series W-A, 6.75%,
                 3/31/20                                              $  186,563
                                                                       ---------
                                                                         974,956
               ---------------------------------------------------------------------
               Total Sovereign Governments and Agencies               37,059,938
                 (Cost $36,534,960)
               ---------------------------------------------------------------------
               U.S. Treasury Securities -- 1.6%
    1,085,000  U.S. Treasury Bonds, 5.50%, 8/15/28                     1,023,969
       60,000  U.S. Treasury Notes, 7.50%, 11/15/01                       61,078
    1,700,000  U.S. Treasury Notes, 6.25%, 2/28/02                     1,729,223
       30,000  U.S. Treasury Notes, 6.25%, 7/31/02                        30,750
      100,000  U.S. Treasury Notes, 6.63%, 5/15/07                       107,766
               ---------------------------------------------------------------------
               Total U.S. Treasury Securities                          2,952,786
               (Cost $2,968,256)
               ---------------------------------------------------------------------
               Rights -- 0.0%(z)
    2,730,400  United Mexican States Value Recovery Rights,
               Series A, Expiring 6/30/03(i)+                             32,219
               (Cost $32,984)
------------------------------------------------------------------------------------
        1,250  Republic of Venezuela Oil, Expiring 4/15/20 (i)+               --
                 (Cost $--)
------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS -- 14.1%
               Investment Companies -- 13.9%
   25,571,659  J.P. Morgan Institutional Prime Money
                 Market Fund*                                         25,571,659
               U.S. Treasury Securities -- 0.2%
      310,000  U.S. Treasury Bills, 3.47%, 8/2/01(s)(y)                  306,965
               ---------------------------------------------------------------------
               Total Short-Term Investments                           25,878,624
               (Cost $25,878,035)
               ---------------------------------------------------------------------
               ---------------------------------------------------------------------
               Total Investment Securities - 100.0%                 $183,403,815
               (Cost $185,713,453)
               ---------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------


                                                               UNREALIZED
                        SETTLEMENT   SETTLEMENT               APPRECIATION/
    CONTRACTS TO BUY       DATE         VALUE       VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
     10,736      CAD
 for 57,675      DKK    06/26/2001   $    6,967   $   7,111   $    144
    200,000      CAD    06/26/2001      129,370     130,119        749
  1,600,000      DKK    06/26/2001      192,985     189,798     (3,187)
    620,000      EUR    06/26/2001      558,248     549,263     (8,985)


    The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)


April 30, 2001 (unaudited)

                                                               UNREALIZED
                        SETTLEMENT    SETTLEMENT              APPRECIATION/
     CONTRACTS TO BUY      DATE         VALUE       VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
     40,000      GBP    06/26/2001       57,719      57,150       (569)
140,000,000      JPY    06/26/2001    1,134,844   1,141,135      6,291
    470,250      SEK    06/26/2001       46,467      45,806       (661)
  3,602,221      SEK    06/26/2001      355,091     350,889     (4,202)
                                    --------------------------------------------
                                     $2,481,691  $2,471,271   $(10,420)

                                                               UNREALIZED
                        SETTLEMENT    SETTLEMENT              APPRECIATION/
     CONTRACTS TO SELL     DATE         VALUE       VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
  1,097,707      CAD    06/26/2001   $  710,310  $  714,160  $  (3,850)
  1,958,848      DKK    06/26/2001      236,125     232,365      3,760
     41,000      EUR    06/26/2001       36,958      36,322        636
  1,430,249      EUR    06/26/2001    1,287,067   1,267,070     19,997
    156,891      GBP    06/26/2001      225,766     224,156      1,610
  3,000,000      JPY    06/26/2001       24,845      24,453        392
248,485,638      JPY    06/26/2001    2,058,704   2,025,397     33,307
140,000,000      JPY    05/02/2001    1,127,486   1,133,282     (5,796)
  5,228,053      SEK    06/26/2001      515,587     509,260      6,327
                                    --------------------------------------------
                                     $6,222,848  $6,166,465  $  56,383

Futures Contracts
--------------------------------------------------------------------------------

                                    UNDERLYING
                        EXPIRATION  FACE AMOUNT
     PURCHASED             DATE      AT VALUE     UNREALIZED DEPRECIATION
--------------------------------------------------------------------------------
   4     Euro-Bond       June 2001  $  371,773       $  (5,405)
   4     Euro-Bond       June 2001     379,184          (8,884)
  16     U.S. Five-Year
         Treasury Note   June 2001   1,666,000          (2,580)
  49     U.S. Long Bond  June 2001   4,922,969        (130,449)
                                    --------------------------------------------
                                    $7,339,926       $(147,318)

                                    UNDERLYING
                        EXPIRATION  FACE AMOUNT
     SOLD                  DATE      AT VALUE    UNREALIZED APPRECIATION
--------------------------------------------------------------------------------
  32     U.S. Five-Year
         Treasury Note   June 2001 $ 3,332,000       $   36,284
 164     U.S. Ten-Year
         Treasury Note   June 2001  17,020,125          124,887
                                   ---------------------------------------------
                                   $20,352,125       $  161,171


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                           THE GLOBAL STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (CONTINUED)

Country of Issue of Foreign Bonds      % of Total Investment Securities
--------------------------------------------------------------------------------
        BARBADOS                                                   0.1%
        BERMUDA                                                    0.9%
        BRAZIL                                                     3.7%
        BULGARIA                                                   1.2%
        CANADA                                                     1.1%
        CAYMAN ISLANDS                                             0.1%
        COLOMBIA                                                   1.6%
        COSTA RICA                                                 0.8%
        DENMARK                                                    0.0%(z)
        FRANCE                                                     0.2%
        GERMANY                                                    0.4%
        INDIA                                                      0.2%
        JAPAN                                                      0.5%
        KENYA                                                      0.1%
        MEXICO                                                     4.3%
        MOROCCO                                                    0.2%
        NETHERLANDS                                                1.1%
        PANAMA                                                     0.5%
        PERU                                                       0.6%
        PHILIPPINES                                                1.0%
        POLAND                                                     0.1%
        QATAR                                                      0.7%
        RUSSIAN FEDERATION                                         3.5%
        SOUTH KOREA                                                0.1%
        SWEDEN                                                     0.1%
        TRINIDAD & TOBAGO                                          0.8%
        TURKEY                                                     0.2%
        UNITED KINGDOM                                             2.2%
        VENEZUELA                                                  0.5%
--------------------------------------------------------------------------------
                                                                  26.8%
--------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)


C      --  Capitalization
CAD    -- Canadian Dollar
CSTR   -- Collateralized Strip Rate
DCB    -- Debt Conversion Bonds
DKK    -- Danish Krone
EUR    -- Euro
FHLMC  -- Federal Home Loan Mortgage Corporation
FLIRB  -- Floating Rate Bonds
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound
GNMA   -- Government National Mortgage Association
IAB    -- Interest in Arrears Bonds
IO     -- Interest Only
IRB    -- Interest Reduction Bonds
JPY    -- Japanese Yen
MAC    -- Mortgage Acceptance Corp.
MTN    --  Medium Term Note
NMB    --  New Money Bonds
NTL    --  Notional Principal
PDI    --  Past Due Interest
PO     --  Principal Only
SEK    --  Swedish Krona
SEQ    --  Sequential Payer
TBA    --  Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
VRN    --  Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective April 30, 2001.
144A   --  Securities restricted for resale to Qualified Institutional Buyers.
(d)    --  Defaulted security.
(f)    --  Fair valued security. Approximately $16,288,719 or 8.9% of the market value of the securities have been valued at fair value. (See
           Note 1a).
(s)    --  Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(v)    --  Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.
(y)    --  Yield to maturity.
(z)    --  Category is less than 0.05% of total investment securities.
u      --  Denominated in United States Dollar unless otherwise indicated.
*      --  Affiliated money market mutual fund registered under the Investment
           Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
+      --  Non-income producing security.


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

                                                  The U.S.      The Short Term     The Global
                                               Fixed Income         Bond        Strategic Income
                                                 Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at Value
     (Cost $2,013,721,066,
     $543,385,348 and
     $185,713,453, respectively) .........     $2,013,996,589     $548,590,352    $183,403,815
     Cash ................................                 --        1,620,399       2,896,531
     Foreign Currency at Value
     (Cost $96,803) ......................                 --               --          96,798
     Receivable for Investments
     Sold ................................        257,945,911       10,991,959      14,728,450
     Dividend and Interest
     Receivable ..........................         20,227,273        3,490,046       2,624,211
     Unrealized Appreciation of
     Forward Foreign Currency
     Contracts ...........................                 --               --          73,212
     Variation Margin Receivable .........                 --               --          14,222
     Prepaid Trustees' Fees
     and Expenses ........................              5,556              576             584
     Deferred Organization Expenses.......                 --               --           4,274
     Receivable for Expense
     Reimbursement .......................                 --            3,540              --
     Prepaid Expenses and
     Other Assets ........................              1,430              217             264
------------------------------------------------------------------------------------------------------
          Total Assets ...................      2,292,176,759      564,697,089     203,842,361
------------------------------------------------------------------------------------------------------
   LIABILITIES
     Due to Custodian ....................              9,964               --              --
     Payable for Investments
     Purchased ...........................        564,984,927       21,933,508      29,421,767
     Outstanding Options Written at
     Value ...............................          6,672,395               --              --
     Advisory Fee Payable ................            424,942          107,809          63,796
     Variation Margin Payable ............             80,205           15,658              --
     Administrative Services
     Fee Payable .........................             33,113           10,080           3,314
     Unrealized Depreciation of Open
     Swap Contracts ......................          3,746,652           25,205              --
     Unrealized Depreciation of
     Forward Foreign
     Currency Contracts ..................                 --               --          27,250
     Fund Services Fee Payable ...........              1,008              302             100
     Administration Fee Payable ..........                 --              227              --
     Accrued Expenses and
     Other Liabilities ...................             78,188           62,068         106,466
------------------------------------------------------------------------------------------------------
          Total Liabilities ..............        576,031,394       22,154,857      29,622,693
------------------------------------------------------------------------------------------------------
   NET ASSETS
     Applicable to Investors'
     Beneficial Interests ................     $1,716,145,365     $542,542,232    $174,219,668
------------------------------------------------------------------------------------------------------


    The Accompanying Notes are an Integral Part of the Financial Statements.

          ----------------------------------------------------------------------
          JPMorgan FUNDS
          STATEMENT OF OPERATIONS As of April 30, 2001 (unaudited)

                                                  The U.S.      The Short Term     The Global
                                                Fixed Income         Bond        Strategic Income
                                                  Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
   INCOME
     Interest Income .....................        $49,865,489      $15,139,328     $ 6,025,386
     Dividend Income .....................            191,885           35,673           8,370
     Dividend Income from Affiliated
     Investments* ........................          7,848,291        1,031,478         699,768
------------------------------------------------------------------------------------------------------
     Investment Income ...................         57,905,665       16,206,479       6,733,524
------------------------------------------------------------------------------------------------------
   EXPENSES
     Advisory Fee ........................          2,502,809          611,041         373,521
     Administrative Services Fee .........            196,231           57,483          19,522
     Custodian Fees and Expenses .........            143,356           48,747          83,657
     Professional Fees and Expenses.......             24,778           16,652          23,863
     Fund Services Fee ...................             10,592            3,075           1,052
     Trustees' Fees and Expenses .........              8,208            2,525             899
     Administration Fee ..................              4,492            1,316             447
     Printing Expenses ...................              3,732            3,155           3,419
     Organization Expenses ...............                 --               --           2,417
     Insurance Expenses ..................              1,878              289             348
     Miscellaneous Expenses ..............                 --               --             259
------------------------------------------------------------------------------------------------------
          Total Expenses .................          2,896,076          744,283         509,404
------------------------------------------------------------------------------------------------------
     Less: Reimbursement of Expenses......                 --          (11,041)             --
------------------------------------------------------------------------------------------------------
          Net Expenses ...................         2,896,0756          733,242         509,404
------------------------------------------------------------------------------------------------------
            Net Investment Income ........         55,009,589       15,473,237       6,224,120
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on
     Investment Transactions .............         42,268,892          528,842      (2,487,209)
     Futures, Options, and Swaps .........          3,734,389        1,814,878        (304,604)
     Foreign Currency Transactions .......                 --               --        (236,599)
------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) ............         46,003,281        2,343,720      (3,028,412)
------------------------------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON
     Investment Transactions .............          3,032,028        5,386,660       3,913,585
     Futures, Options, and Swaps .........         (5,381,352)        (381,577)        100,435
     Foreign Currency Transactions .......                 --               --          94,918
------------------------------------------------------------------------------------------------------
     Net Change in Unrealized
     Appreciation (Depreciation) .........         (2,349,324)       5,005,083       4,108,938
------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
     Resulting from Operations ...........        $98,663,546      $22,822,040     $ 7,304,646
------------------------------------------------------------------------------------------------------

* Including Reimbursement of $207,834, $27,865 and $18,024


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     JPMorgan FUNDS
--------------------------------------------------------------------------------
           STATEMENT OF OPERATIONS As of April 30, 2001 (unaudited)

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) FOR THE PERIODS INDICATED

                                                  The U.S. Fixed Income            The Short Term           The Global Strategic
                                                        Portfolio                  Bond Portfolio             Income Portfolio
                                                 -----------------------       ---------------------        ----------------------
                                                 11/1/00          Year         11/1/00        Year          11/1/00         Year
                                                 Through         Ended         Through       Ended          Through        Ended
                                                 4/30/01        10/31/00       4/30/01      10/31/00        4/30/01       10/31/00
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net Investment Income ...................    $55,009,589    $100,768,061   $15,473,237   $25,714,957    $6,224,120    $12,427,382
  Net Realized Gain (Loss) on Investment,
     Futures, Options, Swaps, and Foreign
     Currency Contrancts and Transactions..     46,003,281     (20,655,809)    2,343,720    (5,153,638)   (3,028,412)    (2,739,680)
  Change in Net Unrealized Appreciation/
     Depreciation on Investments, Futures,
     Options, Swaps, and Foreign Currency
  Contracts and Translations ..............     (2,349,324)     23,250,078     5,005,083     1,800,975     4,108,938      1,459,461
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
   from Operations ........................     98,663,546     103,362,330    22,822,040    22,362,294     7,304,646     11,147,163
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
 INTERESTS
  Contributions ...........................    343,595,838     528,079,947   205,034,295   309,730,016    43,827,191     49,055,185
  Withdrawals .............................   (348,522,305)   (607,155,670) (138,843,707) (272,384,441)  (48,205,064)   (81,599,283)
  Net Decrease from Transactions in
   Investors' Beneficial Interest .........     (4,926,467)    (79,075,723)   66,190,588    37,345,575    (4,377,873)   (32,544,098)
------------------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .........     93,737,079      24,286,607    89,012,628    59,707,869     2,926,773    (21,396,935)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period .....................  1,622,408,286   1,598,121,679   453,529,604   393,821,735   171,292,895    192,689,830
------------------------------------------------------------------------------------------------------------------------------------
  End of Period ........................... $1,716,145,365  $1,622,408,286  $542,542,232  $453,529,604  $174,219,668   $171,292,895
------------------------------------------------------------------------------------------------------------------------------------

    The Accompanying Notes are an Integral Part of the Financial Statements.

--------------------------------------------------------------------------------
         Supplementary Data For the periods indicated (unaudited)

--------------------------------------------------------------------------------
   Supplementary Data for The U.S. Fixed Income Portfolio
--------------------------------------------------------------------------------

                                             For the Six
                                            Months Ended                 For the Year Ended October 31,
                                           April 30, 2001      ---------------------------------------------------
                                             (unaudited)      2000        1999        1998         1997        1996
------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets(a)
     Net Expenses                                0.35%        0.35%       0.36%       0.36%        0.37%       0.37%
     Net Investment Income                       6.59%        6.50%       6.05%       6.42%        6.70%       6.38%
   Portfolio Turnover                             216%         531%        465%        115%          93%        186%
------------------------------------------------------------------------------------------------------------------------
   Supplementary Data for The Short Term Bond Fund (unaudited)
------------------------------------------------------------------------------------------------------------------------

                                             For the Six
                                            Months Ended                 For the Year Ended October 31,
                                           April 30, 2001      ---------------------------------------------------
                                             (unaudited)      2000        1999        1998         1997        1996
------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets(a)
     Net Expenses                                0.30%        0.30%       0.29%       0.25%        0.25%       0.38%
     Net Investment Income                       6.32%        6.31%       5.49%       5.84%        6.17%       5.65%
     Expenses without Reimbursement              0.30%        0.31%       0.34%       0.38%        0.55%       0.61%
   Portfolio Turnover                              97%         271%        398%        381%         219%        191%
------------------------------------------------------------------------------------------------------------------------
   Supplementary Data for The Global Strategic Income Portfolio (unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                               For the Period
                                             For the Six                                       March 17, 1997
                                            Months Ended     For the Year Ended October 31,   (commencement of
                                           April 30, 2001    ------------------------------  operations) through
                                             (unaudited)      2000        1999        1998    October 31, 1997
------------------------------------------------------------------------------------------------------------------------
   Ratios of Average Net Assets(a)
     Net Expenses                                0.61%        0.63%       0.60%       0.63%         0.65%
     Net Investment Income                       7.50%        7.38%       6.73%       6.59%         7.09%
     Expenses without Reimbursement              0.61%        0.63%       0.61%       0.63%         0.80%
   Portfolio Turnover                             139%         266%        318%        368%          212%

(a) Short periods have been annualized


    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                     JPMORGAN FUNDS
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS (unaudited)

     1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION -- The U.S. Fixed Income Portfolio and The Short Term Bond Portfolio are registered under the Investment Company Act of 1940, as a diversified, open-end management investment companies which were organized as trusts under the laws of the State of New York on January 29, 1993. The Global Strategic Income Portfolio, one of two subtrusts comprising Series Portfolio II is also registered under the Investment Company Act of 1940, as a diversified, open-end management company organized under the laws of New York State on January 9, 1997 (collectively, the "Portfolios"). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in each Portfolio.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the
     Portfolios:

         A. SECURITY VALUATIONS -- Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Portfolios will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

         Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

         B. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. The Portfolios' custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

         behalf of the Portfolios. It is the policy of the Portfolios to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         C. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

         D. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

         E. ORGANIZATION EXPENSES -- The Global Strategic Income Portfolio incurred organization expenses in the amount of $23,505 which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

         F. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolios will recognize a gain or loss when the contract is closed or expires.

         G. FOREIGN CURRENCY TRANSACTIONS-- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain

                                                     JPMORGAN FUNDS
--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

         Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

         H. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolios' exposure to foreign currency exchange fluctuations or to adjust the Portfolios' exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

         I. COMMITMENTS -- The Portfolios may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

         J. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         K. INCOME TAX STATUS -- The Portfolios intend to be treated as a partnership for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in a Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

         L. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

   2. TRANSACTIONS WITH AFFILIATES

         A. ADVISORY -- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Portfolios pay JPMIM at the following annual rates of the Portfolios' average daily net assets.

         Portfolio                                 % of Average Daily Net Assets
--------------------------------------------------------------------------------
         The U.S. Fixed Income Portfolio ......................0.30%
         The Short Term Bond Portfolio ........................0.25%
         The Global Strategic Income Portfolio ................0.45%

         The Portfolios may invest in one or more affiliated money market funds:
         J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolios in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund. The amount listed on the Statement of Operations as Dividend Income from Affiliated Investment is the amount the Fund earned.

         B ADMINISTRATIVE SERVICES -- The Portfolios had an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan provided for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This

                                                     JPMORGAN FUNDS
--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         charge is calculated based on the aggregate average daily net assets of the Portfolios and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. ("FDI"). The portions of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of the Trusts and certain other investment companies for which Morgan provides similar services.

         Morgan has agreed to reimburse The Short Term Bond Portfolio and The Global Strategic Income Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolios exceed 0.30% and 0.65% respectively, of the Portfolios' average daily net assets.

         C. CO-ADMINISTRATION -- The Portfolios have retained FDI, a registered broker-dealer, to serve as the co-administrator and distributor for the Funds. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provides administrative services necessary for the operations of the Portfolios, furnishes office space and facilities required for conducting the business of the Portfolios and pays the compensation of the Portfolios' officers affiliated with FDI. The Portfolios have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portions of this charge payable by the Portfolios is determined by the proportionate share that their net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

         D. FUND SERVICES -- The Portfolios have a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolios' affairs. The Trustees of the Portfolios represent all the existing shareholders of PGI.

         E. TRUSTEES -- Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolios' allocated portion of the total Trustees' Fees and Expenses. The Trusts' Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portions of such

       JPMORGAN FUNDS
--------------------------------------------------------------------------------
       NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


         compensation and benefits included in the Fund Services Fee shown on the Statements of Operations were:

      Portfolio                                Allocated Trustees' Fees & Expenses
----------------------------------------------------------------------------------
      The U.S. Fixed Income Portfolio .....................$2,010
      The Short Term Bond Portfolio .......................   580
      The Global Strategic Income Portfolio ...............   200

     3. INVESTMENT TRANSACTIONS

     During the six-months ended April 30, 2001, purchases and sales of investment securities other than U.S. government securities and short-term investments were as follows:

     Portfolio                                     Purchases             Sales
--------------------------------------------------------------------------------
     The U.S. Fixed Income Portfolio ............$689,736,845       $570,335,147
     The Short Term Bond Portfolio .............. 434,134,301        335,786,715
     The Global Strategic Income Portfolio ...... 200,305,815        209,601,680

     4. CREDIT AGREEMENT

     The Portfolios are party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 5 of the Funds' Notes to the Financial Statements which are included elsewhere in this report.

     5. CONCENTRATIONS OF RISK

     The Global Strategic Income Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject this Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

     The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

     As to illiquid investments, the Portfolios are subject to the risk that should the Portfolios decide to sell them when a ready buyer is not available at a price the Portfolios deems representative of their value, the value of the Portfolios' net assets could be adversely affected.

                                                     JPMORGAN FUNDS
--------------------------------------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


     6. CORPORATE EVENT

     The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which will continue to serve as the Portfolios' Advisor.

     7. SUBSEQUENT EVENTS

     See note 8 in Fund financial statements for a description of the proposed Reorganization Plans.

     In connection with the Reorganization Plans, it is anticipated that the Portfolios will terminate their agreements with PGI.

           ---------------------------------------------------------------------
           JPMORGAN FIXED INCOME FUNDS
           SEMI-ANNUAL REPORT


INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of
New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by
J.P. Morgan Fund Distributors, Inc.



This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.


The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.


To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.





                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039



-C-J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001



                                                                    SAHMFI-3-601